UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	13.3
Microsoft Corp.	11.6
Amazon.com, Inc.	5.9
NVIDIA Corp.	4.5
Alphabet, Inc. Class C	3.5
Alphabet, Inc. Class A	3.5
Tesla, Inc.	3.1
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	1.6
PepsiCo, Inc.	1.2
51.0

Market Sectors (% of Fund's net assets)

Information Technology	46.5
Communication Services	14.5
Consumer Discretionary	13.7
Health Care	8.4
Industrials	4.8
Consumer Staples	4.4
Financials	4.3
Utilities	0.9
Real Estate	0.9
Energy	0.7
Materials	0.3

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	15,055	491,546
AST SpaceMobile, Inc. (a)(b)	27,143	147,115
ATN International, Inc.	9,505	356,723
Bandwidth, Inc. (a)	15,411	183,391
Charge Enterprises, Inc. (a)	120,637	110,154
Cogent Communications Group, Inc.	25,499	1,568,698
Consolidated Communications Holdings, Inc. (a)	76,045	277,564
Cuentas, Inc. (a)(b)	515	2,467
EchoStar Holding Corp. Class A (a)(b)	23,662	373,150
Frontier Communications Parent, Inc. (a)(b)	136,361	2,029,052
Iridium Communications, Inc.	74,721	4,486,249
Liberty Global PLC:
Class A (a)	86,386	1,408,092
Class B (a)	327	5,284
Class C (a)	165,419	2,815,431
Liberty Latin America Ltd.:
Class A (a)	1,495	10,943
Class C (a)	139,788	1,020,452
Nextplat Corp. (a)(b)	37,686	81,402
Radius Global Infrastructure, Inc. (a)	57,547	851,696
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	19,320
Telesat Corp. (a)(b)	5,704	39,871
		16,278,600
Entertainment - 1.8%
Activision Blizzard, Inc.	439,189	35,222,958
Anghami, Inc. (a)	17,135	18,506
Bilibili, Inc. ADR (a)(b)	67,925	1,063,706
Blue Hat Interactive Entertainment Technology (a)(b)	1,312	1,325
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	4,574	5,809
Cineverse Corp. (a)(b)	80,948	23,783
CuriosityStream, Inc. Class A (a)(b)	14,288	13,109
Dolphin Entertainment, Inc. (a)(b)	1,963	3,730
DoubleDown Interactive Co. Ltd. ADR (a)(b)	2,770	24,099
DouYu International Holdings Ltd. ADR (a)	88,468	85,407
Electronic Arts, Inc.	155,081	19,850,368
Gaia, Inc. Class A (a)	13,031	32,578
Gamesquare Holdings, Inc. (a)(b)	5,889	22,319
Genius Brands International, Inc. (a)(b)	16,029	37,989
GigaMedia Ltd. (a)	1,957	2,799
Gravity Co. Ltd. ADR (a)(b)	3,536	194,940
Grom Social Enterprises, Inc. (a)(b)	1,101	381
iQIYI, Inc. ADR (a)	210,107	853,034
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	14,692	549,040
Class C (a)	16,026	587,834
Liberty Media Corp. Liberty Formula One:
Class A (a)	14,368	907,339
Series C (a)	117,797	8,292,909
Liquid Media Group Ltd. (a)(b)	14,232	2,088
LiveOne, Inc. (a)	40,255	45,086
Lizhi, Inc. ADR (a)(b)	12,605	10,589
Lytus Technologies Holdings PTV Ltd. (a)(b)	40,712	22,396
Mobile Global Esports, Inc. (b)	9,224	4,981
Motorsport Games, Inc. Class A (a)(b)	564	2,453
MultiMetaVerse Holdings Ltd. Class A (a)(b)	2,807	2,779
NetEase, Inc. ADR	73,870	6,284,860
Netflix, Inc. (a)	250,619	99,052,147
Playstudios, Inc. Class A (a)	64,251	291,057
Playtika Holding Corp. (a)(b)	214,417	2,150,603
Reading International, Inc. Class A (a)	19,966	55,306
Reservoir Media, Inc. (a)	32,035	208,548
Roku, Inc. Class A (a)	68,831	4,005,964
Scienjoy Holding Corp. (a)(b)	17,909	73,964
Sciplay Corp. (A Shares) (a)	15,425	299,091
Take-Two Interactive Software, Inc. (a)	94,886	13,068,649
The9 Ltd. sponsored ADR (a)(b)	8,161	5,223
Versus Systems, Inc. (a)(b)	1,207	711
Vivid Seats, Inc. Class A (a)(b)	51,717	378,051
Warner Bros Discovery, Inc. (a)	1,374,501	15,504,371
Warner Music Group Corp. Class A	76,992	1,882,454
		211,145,333
Interactive Media & Services - 10.1%
36Kr Holdings, Inc. ADR (a)	1,078	1,058
9F, Inc. ADR (a)(b)	2,127	10,912
AcuityAds Holdings, Inc. (a)	23,024	41,213
Alphabet, Inc.:
Class A (a)	3,362,143	413,106,510
Class C (a)	3,373,209	416,152,794
Angi, Inc. (a)	45,307	138,639
Antelope Enterprise Holdings L (a)(b)	13,809	17,261
Baidu, Inc. sponsored ADR (a)	86,034	10,569,277
Bumble, Inc. (a)	70,092	1,072,408
BuzzFeed, Inc. (a)(b)	65,219	41,760
CarGurus, Inc. Class A (a)	54,988	1,033,225
Enthusiast Gaming Holdings, Inc. (a)(b)	110,249	45,202
EverQuote, Inc. Class A (a)	16,480	150,133
Fangdd Network Group Ltd. ADR (a)(b)	2,821	1,975
FaZe Holdings, Inc. Class A (a)(b)	58,712	29,450
Glory Star New Media Group Holdings Ltd. (a)	45,347	25,848
Hello Group, Inc. ADR	99,348	801,738
IAC, Inc. (a)	46,666	2,605,829
Izea Worldwide, Inc. (a)(b)	31,302	23,627
JOYY, Inc. ADR	32,344	802,131
Kanzhun Ltd. ADR (a)	153,348	2,126,937
Kubient, Inc. (a)(b)	6,524	4,606
Liberty TripAdvisor Holdings, Inc. (a)(b)	115,325	72,978
Luokung Technology Corp. (a)(b)	7,006	9,808
Match Group, Inc. (a)	143,972	4,967,034
Meta Platforms, Inc. Class A (a)	1,256,550	332,633,916
Oriental Culture Holding Ltd. (a)	19,230	12,500
Outbrain, Inc. (a)	28,607	132,450
QuinStreet, Inc. (a)	29,776	274,535
Rumble, Inc. (a)(b)	69,664	687,584
So-Young International, Inc. ADR (a)	55,629	116,265
Society Pass, Inc. (a)(b)	9,864	5,921
Sohu.Com Ltd. ADR (a)	24,154	273,423
Spark Networks SE ADR (a)	5,776	4,797
Super League Gaming, Inc. (a)(b)	17,381	9,629
Taboola.com Ltd. (a)	139,702	381,386
Travelzoo, Inc. (a)	6,862	60,866
TripAdvisor, Inc. (a)	69,482	1,081,140
Trivago NV ADR (a)	43,707	51,574
TrueCar, Inc. (a)	56,073	126,725
Vimeo, Inc. (a)	92,858	340,789
Vinco Ventures, Inc. (a)(b)	6,308	13,751
Weibo Corp. sponsored ADR	47,363	661,661
Wejo Group Ltd. (a)(b)	49,881	4,240
Yandex NV Series A (a)(c)	178,045	1,459,969
Ziff Davis, Inc. (a)	25,582	1,510,361
Zoominfo Technologies, Inc. (a)	225,551	5,577,876
		1,199,273,711
Media - 1.6%
AdTheorent Holding Co., Inc. Class A (a)(b)	47,329	82,826
Advantage Solutions, Inc. Class A (a)(b)	181,240	344,356
AirNet Technology, Inc. ADR (a)	1,367	1,504
AMC Networks, Inc. Class A (a)	16,028	181,277
Baosheng Media Group Holding Ltd. (a)(b)	164	945
Beasley Broadcast Group, Inc. Class A (a)	282,190	296,300
Cardlytics, Inc. (a)(b)	18,394	95,097
Charter Communications, Inc. Class A (a)	87,698	28,602,703
Comcast Corp. Class A	2,368,909	93,216,569
comScore, Inc. (a)(b)	21,501	19,351
Criteo SA sponsored ADR (a)	32,862	1,047,969
Cumulus Media, Inc. (a)	11,565	37,239
Daily Journal Corp. (a)	1,070	315,415
DISH Network Corp. Class A (a)	161,033	1,035,442
E.W. Scripps Co. Class A (a)	39,165	308,620
Fluent, Inc. (a)(b)	46,702	29,067
Fox Corp.:
Class A (b)	169,445	5,286,684
Class B	126,638	3,699,096
Gambling.com Group Ltd. (a)	16,409	166,387
Harte-Hanks, Inc. (a)	5,634	31,607
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	3,435	9,755
iHeartMedia, Inc. (a)(b)	66,104	156,666
Insignia Systems, Inc. (a)	1,817	13,591
Integral Ad Science Holding Corp. (a)	86,987	1,644,924
Lee Enterprises, Inc. (a)(b)	2,469	33,578
Liberty Broadband Corp.:
Class A (a)	8,972	662,762
Class C (a)	73,860	5,473,026
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	56,558	1,582,493
Series C (a)	114,035	3,188,419
Loyalty Ventures, Inc. (a)(b)	32,234	258
Magnite, Inc. (a)	74,029	879,465
Marchex, Inc. Class B (a)	34,542	67,011
Mediaco Holding, Inc. (a)	9,137	10,690
Mobiquity Technologies, Inc. (a)	5,950	1,022
Moxian (BVI), Inc. (a)(b)	15,637	15,012
National CineMedia, Inc. (b)	42,414	11,978
News Corp.:
Class A	212,559	3,891,955
Class B	111,410	2,058,857
Nexstar Broadcasting Group, Inc. Class A	20,923	3,157,699
Nextplay Technologies, Inc. (a)(b)	3,569	4,283
Paramount Global:
Class A (b)	10,752	188,913
Class B (b)	371,076	5,644,066
Perion Network Ltd. (a)(b)	27,171	836,323
PubMatic, Inc. (a)	20,605	361,618
Saga Communications, Inc. Class A	1,486	28,977
Salem Communications Corp. Class A (a)(b)	18,198	16,926
Scholastic Corp.	19,973	848,453
Sinclair Broadcast Group, Inc. Class A (b)	23,228	357,247
Sirius XM Holdings, Inc. (b)	2,177,119	7,750,544
Stagwell, Inc. (a)	74,881	464,262
Starbox Group Holdings Ltd. (b)	17,852	51,414
Stran & Co., Inc. (a)	1,570	2,198
TechTarget, Inc. (a)	15,882	551,741
The Trade Desk, Inc. (a)	250,755	17,572,910
Thryv Holdings, Inc. (a)(b)	18,106	421,870
Tremor International Ltd. ADR (a)(b)	6,260	43,069
Troika Media Group, Inc. (a)(b)	26,445	3,229
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	3,044
Urban One, Inc.:
Class A (a)	4,568	28,550
Class D (non-vtg.) (a)	21,932	125,232
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	26,669
Xcel Brands, Inc. (a)	4,288	3,731
ZW Data Action Technologies, Inc. (a)(b)	2,547	3,438
		192,996,322
Wireless Telecommunication Services - 0.9%
FingerMotion, Inc. (a)(b)	25,594	40,950
Gogo, Inc. (a)	75,352	1,134,048
Millicom International Cellular SA (a)	100,983	1,690,455
NII Holdings, Inc. (a)(c)	5,182	0
Shenandoah Telecommunications Co.	28,888	548,294
Spok Holdings, Inc.	20,912	246,762
SurgePays, Inc. (a)(b)	15,080	103,449
T-Mobile U.S., Inc. (a)	686,918	94,279,496
uCloudlink Group, Inc. ADR (a)(b)	12,409	44,548
VEON Ltd. sponsored ADR (a)	39,649	758,882
Vodafone Group PLC sponsored ADR	229,790	2,178,409
		101,025,293
TOTAL COMMUNICATION SERVICES		1,720,719,259
CONSUMER DISCRETIONARY - 13.7%
Automobile Components - 0.2%
China Automotive Systems, Inc. (a)	19,314	89,231
Dorman Products, Inc. (a)	18,379	1,507,997
ECARX Holdings, Inc. Class A (a)(b)	72,806	534,396
Foresight Autonomous Holdings Ltd. ADR (a)	361	823
Fox Factory Holding Corp. (a)	24,073	2,140,571
Garrett Motion, Inc. (a)(b)	45,018	372,749
Gentex Corp.	134,536	3,532,915
Gentherm, Inc. (a)	18,806	1,033,578
Kandi Technologies Group, Inc. (a)(b)	39,238	137,725
Luminar Technologies, Inc. (a)(b)	141,016	960,319
Mobileye Global, Inc. (b)	28,320	1,262,222
Motorcar Parts of America, Inc. (a)	12,691	69,927
Patrick Industries, Inc.	12,945	848,286
REE Automotive Ltd. (a)(b)	118,453	44,953
Solid Power, Inc. (a)(b)	104,800	229,512
Strattec Security Corp. (a)	2,491	46,158
Sypris Solutions, Inc. (a)(b)	6,622	12,582
The Goodyear Tire & Rubber Co. (a)	153,215	2,103,642
Visteon Corp. (a)	15,401	2,057,266
XPEL, Inc. (a)(b)	15,505	1,067,829
		18,052,681
Automobiles - 3.3%
Arcimoto, Inc. (a)(b)	1,160	1,833
Arrival SA (a)(b)	10,035	37,631
AYRO, Inc. (a)(b)	18,733	10,490
Canoo, Inc. (a)(b)	211,555	117,625
Cenntro Electric Group Ltd. (a)(b)	208,899	63,046
ElectraMeccanica Vehicles Corp. (a)(b)	157,533	89,148
Ezgo Technologies Ltd. (a)(b)	2,944	4,298
Faraday Future Intelligent Electric, Inc. (a)(b)	464,584	114,566
Gogoro, Inc. (a)(b)	138,974	408,584
Li Auto, Inc. ADR (a)	153,624	4,462,777
Lordstown Motors Corp. Class A (a)(b)	7,493	25,476
Lucid Group, Inc. Class A (a)(b)	1,074,597	8,338,873
Mullen Automotive, Inc. (a)(b)	37,375	27,134
Niu Technologies ADR (a)	26,584	93,310
NWTN, Inc. (a)(b)	110,125	1,157,414
Phoenix Motor, Inc.	8,319	6,572
Polestar Automotive Holding UK PLC (a)(b)	38,751	132,141
Rivian Automotive, Inc. (a)(b)	480,451	7,077,043
Tesla, Inc. (a)	1,789,927	365,019,813
Volcon, Inc. (a)	14,272	9,851
Workhorse Group, Inc. (a)(b)	124,046	104,285
Zapp Electric Vehicles Group Ltd. (a)(b)	22,298	61,542
		387,363,452
Broadline Retail - 6.6%
1stDibs.com, Inc. (a)(b)	17,092	64,779
Amazon.com, Inc. (a)	5,792,368	698,443,733
Baozun, Inc. sponsored ADR (a)	27,489	108,032
ContextLogic, Inc. (a)(b)	12,240	85,802
D-MARKET Electronic Services & Trading ADR (a)(b)	42,209	44,319
eBay, Inc.	305,326	12,988,568
Etsy, Inc. (a)	70,514	5,715,160
Global-e Online Ltd. (a)	88,077	3,154,918
Groupon, Inc. (a)(b)	12,293	66,382
Hour Loop, Inc. (a)(b)	19,584	37,797
iMedia Brands, Inc. (a)(b)	4,159	790
JD.com, Inc. sponsored ADR	261,634	8,529,268
MercadoLibre, Inc. (a)	28,311	35,077,329
Nogin, Inc. (a)(b)	691	1,057
Ollie's Bargain Outlet Holdings, Inc. (a)	35,458	1,954,445
Ozon Holdings PLC ADR (a)(b)(c)	50,413	433,552
PDD Holdings, Inc. ADR (a)	336,165	21,958,298
Qurate Retail, Inc. (a)(b)	62,930	332,900
Qurate Retail, Inc. Series A (a)	108,182	89,802
Secoo Holding Ltd. ADR (a)(b)	2,632	2,237
Yunji, Inc. ADR (a)	42,417	8,611
		789,097,779
Distributors - 0.1%
Educational Development Corp. (a)	7,081	8,639
Funko, Inc. (a)(b)	24,268	296,070
GigaCloud Technology, Inc. Class A (b)	17,953	121,183
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	17,422
LKQ Corp.	148,469	7,831,740
Pool Corp. (b)	21,914	6,929,864
Weyco Group, Inc. (b)	6,799	184,525
		15,389,443
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	24,088	23,247
2U, Inc. (a)	55,243	220,972
Afya Ltd. (a)	26,135	306,564
American Public Education, Inc. (a)	10,578	52,996
Amesite, Inc. (a)(b)	1,845	8,210
Arco Platform Ltd. Class A (a)(b)	16,151	191,874
ATA Creativity Global ADR (a)	4,528	6,747
China Liberal Education Holdings Ltd. (a)	48,266	30,306
Color Star Technology Co. Ltd. (a)(b)	1,380	1,808
Duolingo, Inc. (a)	17,400	2,602,518
E-Home Household Service Holdings Ltd. (a)(b)	94	16
EpicQuest Education Group International Ltd. (a)(b)	1,797	3,360
European Wax Center, Inc. (b)	23,645	409,768
Frontdoor, Inc. (a)	47,662	1,469,419
Golden Sun Education Group Ltd. (b)	6,190	6,685
Grand Canyon Education, Inc. (a)	18,800	1,969,488
Laureate Education, Inc. Class A	102,949	1,245,683
Lincoln Educational Services Corp. (a)(b)	24,123	154,146
Meten EdtechX Education Group Ltd. (a)(b)	7,857	1,483
OneSpaWorld Holdings Ltd. (a)	45,861	478,330
Perdoceo Education Corp. (a)	46,741	551,076
Rover Group, Inc. Class A (a)	107,567	500,187
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	9,678
Strategic Education, Inc. (b)	14,254	1,124,783
Tarena International, Inc. ADR (a)(b)	8,570	27,510
Udemy, Inc. (a)	81,254	812,540
Vasta Platform Ltd. (a)	9,735	30,179
Visionary Education Technology Holdings Group, Inc. (b)	22,075	9,934
Vitru Ltd. (a)(b)	16,255	246,263
Wag! Group Co. (a)	8,539	19,725
Wah Fu Education Group Ltd. (a)	9,305	20,099
WW International, Inc. (a)	45,720	299,923
Xwell, Inc. (a)(b)	121,824	28,275
Zhongchao, Inc. (a)(b)	5,917	6,095
		12,869,887
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	231,789	25,443,479
Allied Esports Entertainment, Inc. (a)(b)	17,647	18,176
Atour Lifestyle Holdings Ltd. ADR (a)(b)	8,087	130,686
BJ's Restaurants, Inc. (a)(b)	13,822	411,619
Bloomin' Brands, Inc.	47,329	1,130,690
Booking Holdings, Inc. (a)	21,206	53,200,977
Bragg Gaming Group, Inc. (a)	6,633	22,619
BurgerFi International, Inc. (a)(b)	9,417	11,960
Caesars Entertainment, Inc. (a)	119,498	4,900,613
Canterbury Park Holding Co. (b)	422	9,672
Carrols Restaurant Group, Inc. (a)	24,770	136,235
Century Casinos, Inc. (a)	16,194	109,957
Churchill Downs, Inc.	41,452	5,630,011
Chuy's Holdings, Inc. (a)	9,648	355,432
Codere Online Luxembourg SA (a)(b)	3,157	10,102
Cracker Barrel Old Country Store, Inc. (b)	13,041	1,278,279
Dave & Buster's Entertainment, Inc. (a)(b)	26,022	836,607
Denny's Corp. (a)	38,087	421,623
Draftkings Holdings, Inc. (a)	258,700	6,038,058
Ebet, Inc. (a)	9,638	2,227
El Pollo Loco Holdings, Inc.	18,467	168,788
Elys Game Technology Corp. (a)(b)	11,486	5,582
Esports Entertainment Group, Inc. (a)	102	194
Expedia, Inc. (a)	84,617	8,098,693
FAT Brands, Inc. Class B (b)	53,810	291,650
Fiesta Restaurant Group, Inc. (a)	12,322	88,595
First Watch Restaurant Group, Inc. (a)	32,731	577,702
Full House Resorts, Inc. (a)	16,206	115,063
GAN Ltd. (a)(b)	11,149	13,936
Golden Entertainment, Inc. (a)	16,184	681,994
Good Times Restaurants, Inc. (a)	9,092	26,276
H World Group Ltd. ADR (a)	98,434	3,604,653
Hall of Fame Resort & Entertainment Co. (a)(b)	2,602	17,199
Inspirato, Inc. (a)(b)	59,945	56,708
Inspired Entertainment, Inc. (a)	15,862	217,785
Jack in the Box, Inc. (b)	11,357	983,062
Krispy Kreme, Inc. (b)	91,265	1,363,499
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,711	383,899
Light & Wonder, Inc. Class A (a)	53,198	3,100,911
Lindblad Expeditions Holdings (a)	29,723	281,774
MakeMyTrip Ltd. (a)	37,977	990,060
Marriott International, Inc. Class A	172,045	28,867,431
Melco Crown Entertainment Ltd. sponsored ADR (a)	122,393	1,352,443
Monarch Casino & Resort, Inc.	10,263	665,966
Mondee Holdings, Inc. (a)(b)	46,163	535,491
Muscle Maker, Inc. (a)(b)	84,646	92,264
Nathan's Famous, Inc.	3,678	262,168
NeoGames SA (a)	14,676	400,215
Noodles & Co. (a)	27,889	93,428
Papa John's International, Inc.	19,976	1,400,517
Penn Entertainment, Inc. (a)	87,489	2,190,725
Playa Hotels & Resorts NV (a)	89,710	797,522
Portillo's, Inc. (a)(b)	22,092	443,386
Potbelly Corp. (a)	13,678	106,415
Rave Restaurant Group, Inc. (a)(b)	5,714	9,771
RCI Hospitality Holdings, Inc.	5,507	397,771
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	132,997
Red Rock Resorts, Inc.	32,133	1,464,943
Ruth's Hospitality Group, Inc.	22,375	479,496
Sabre Corp. (a)(b)	179,819	557,439
Selina Hospitality PLC (a)(b)	60,296	50,058
SharpLink Gaming Ltd. (a)(b)	2,080	6,490
Sonder Holdings, Inc. (a)(b)	146,334	103,868
Sportradar Holding AG (a)(b)	117,810	1,420,789
Starbucks Corp.	646,694	63,143,202
Target Hospitality Corp. (a)	55,616	785,854
Texas Roadhouse, Inc. Class A	36,905	3,982,050
TH International Ltd. (a)(b)	72,190	191,304
The Cheesecake Factory, Inc. (b)	27,723	868,562
The ONE Group Hospitality, Inc. (a)(b)	17,098	120,712
Trip.com Group Ltd. ADR (a)	245,712	7,759,585
Tuniu Corp. Class A sponsored ADR (a)(b)	24,726	27,446
Vacasa, Inc. Class A (a)(b)	142,077	109,001
Wendy's Co. (b)	114,306	2,515,875
Wingstop, Inc.	16,550	3,299,408
Wynn Resorts Ltd.	64,119	6,328,545
Yatra Online, Inc. (a)(b)	14,712	30,895
		252,161,077
Household Durables - 0.1%
Aterian, Inc. (a)(b)	29,386	17,164
Bassett Furniture Industries, Inc.	4,416	59,660
Cavco Industries, Inc. (a)	5,108	1,271,790
Cricut, Inc. (b)	25,101	236,702
Dixie Group, Inc. (a)	9,905	9,429
Flexsteel Industries, Inc.	3,070	56,181
GoPro, Inc. Class A (a)	68,957	289,619
Helen of Troy Ltd. (a)(b)	13,259	1,276,577
Hooker Furnishings Corp.	6,220	92,367
iRobot Corp. (a)	15,616	553,587
Koss Corp. (a)(b)	4,327	16,659
Landsea Homes Corp. (a)	27,139	195,401
Legacy Housing Corp. (a)	15,043	286,419
LGI Homes, Inc. (a)(b)	13,233	1,505,518
Lifetime Brands, Inc. (b)	13,509	66,194
Live Ventures, Inc. (a)	1,687	40,033
Lovesac (a)(b)	8,426	177,620
Nephros, Inc. (a)	3,085	4,936
Newell Brands, Inc. (b)	230,165	1,912,671
Nova LifeStyle, Inc. (a)(b)	1,383	3,596
Purple Innovation, Inc. (b)	48,510	167,845
Singing Machine Co., Inc. (b)	2,438	3,218
Snap One Holdings Corp. (a)(b)	42,683	376,891
Sonos, Inc. (a)	69,375	1,008,019
United Homes Group, Inc. (a)(b)	20,014	220,354
Universal Electronics, Inc. (a)	7,603	61,356
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	18,462
VOXX International Corp. (a)(b)	13,480	130,486
Vuzix Corp. (a)(b)	34,442	172,899
ZAGG, Inc. rights (a)(c)	14,972	0
		10,231,653
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)(b)	7,566	54,929
AMMO, Inc. (a)(b)	66,715	117,418
BRP, Inc. (b)	20,842	1,492,496
Clarus Corp. (b)	18,975	156,923
Escalade, Inc. (b)	7,721	89,718
Hasbro, Inc. (b)	77,045	4,572,621
JAKKS Pacific, Inc. (a)	6,809	140,606
Johnson Outdoors, Inc. Class A (b)	5,547	314,848
Latham Group, Inc. (a)(b)	38,705	139,338
Malibu Boats, Inc. Class A (a)	11,640	610,518
MasterCraft Boat Holdings, Inc. (a)	12,347	327,196
Mattel, Inc. (a)	198,055	3,448,138
Peloton Interactive, Inc. Class A (a)(b)	198,054	1,441,833
Smith & Wesson Brands, Inc. (b)	28,528	334,633
Vision Marine Technologies, Inc. (a)(b)	5,949	21,714
		13,262,929
Specialty Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,871	201,953
Academy Sports & Outdoors, Inc.	43,562	2,132,796
America's Car Mart, Inc. (a)	3,745	305,330
Arhaus, Inc. (a)(b)	33,484	236,732
Arko Corp. (b)	74,889	542,945
Betterware de Mexico SAPI de CV (b)	23,570	285,433
Big 5 Sporting Goods Corp. (b)	11,818	89,344
Brilliant Earth Group, Inc. Class A (a)(b)	5,550	18,593
CarParts.com, Inc. (a)	33,968	141,647
Citi Trends, Inc. (a)	5,929	86,682
Conn's, Inc. (a)(b)	16,366	66,446
Destination XL Group, Inc. (a)	32,101	133,540
Digital Brands Group, Inc. (a)(b)	145	106
Duluth Holdings, Inc. (a)	20,657	111,548
EVgo, Inc. Class A (a)(b)	38,018	150,551
Five Below, Inc. (a)	30,513	5,264,103
Franchise Group, Inc. (b)	22,084	642,644
GrowGeneration Corp. (a)(b)	43,987	162,752
Hibbett, Inc. (b)	7,367	265,359
JOANN, Inc. (b)	23,229	36,237
Jowell Global Ltd. (a)(b)	14,581	2,776
Kaixin Auto Holdings (a)(b)	90,645	22,117
Kidpik Corp. (a)(b)	2,938	1,596
Kirkland's, Inc. (a)(b)	7,395	21,224
Lands' End, Inc. (a)(b)	21,391	134,122
Lazydays Holdings, Inc. (a)(b)	6,139	73,668
Leslie's, Inc. (a)(b)	104,964	995,059
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	56,689
Monro, Inc. (b)	17,865	739,075
NaaS Technology, Inc. ADR (a)(b)	9,484	67,621
National Vision Holdings, Inc. (a)	45,468	1,148,067
Newegg Commerce, Inc. (a)(b)	206,350	216,668
O'Reilly Automotive, Inc. (a)	35,150	31,751,347
OneWater Marine, Inc. Class A (a)(b)	7,834	217,707
Overstock.com, Inc. (a)(b)	23,881	447,291
Petco Health & Wellness Co., Inc. (a)(b)	125,762	960,822
PetMed Express, Inc. (b)	10,954	162,448
Rent the Runway, Inc. Class A (a)(b)	29,385	59,064
Ross Stores, Inc.	195,143	20,220,718
RumbleON, Inc. Class B (a)(b)	8,320	90,854
Shift Technologies, Inc. Class A (a)(b)	21,797	34,003
Shoe Carnival, Inc. (b)	16,794	328,659
Sleep Number Corp. (a)(b)	13,605	246,795
Smart Share Global Ltd. ADR (a)(b)	5,917	4,615
Sportsman's Warehouse Holdings, Inc. (a)	25,040	113,431
Stitch Fix, Inc. (a)(b)	68,949	247,527
The Children's Place, Inc. (a)(b)	8,107	121,848
The ODP Corp. (a)	26,983	1,080,939
The RealReal, Inc. (a)(b)	84,330	107,521
thredUP, Inc. (a)(b)	33,528	69,403
Tile Shop Holdings, Inc. (a)(b)	26,904	141,515
Tractor Supply Co. (b)	62,207	13,037,965
Ulta Beauty, Inc. (a)	28,464	11,665,401
Upbound Group, Inc.	34,141	1,021,157
Urban Outfitters, Inc. (a)(b)	54,234	1,671,492
Uxin Ltd. ADR (a)(b)	17,215	24,101
Vroom, Inc. (a)(b)	133,383	106,480
Winmark Corp.	2,004	653,284
Zumiez, Inc. (a)(b)	11,506	184,901
		99,124,711
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)(b)	51,562	60,843
Charles & Colvard Ltd. (a)(b)	22,010	20,593
Columbia Sportswear Co. (b)	35,660	2,632,778
Crocs, Inc. (a)	34,414	3,864,004
Crown Crafts, Inc.	9,628	49,584
Dogness (International) Corp. (a)	20,518	14,670
Fossil Group, Inc. (a)	29,540	59,966
G-III Apparel Group Ltd. (a)	27,453	441,444
Lakeland Industries, Inc.	4,914	53,808
lululemon athletica, Inc. (a)	68,913	22,874,292
PLBY Group, Inc. (a)(b)	20,215	30,525
Rocky Brands, Inc.	4,879	93,238
Steven Madden Ltd.	45,830	1,430,354
Superior Group of Companies, Inc. (b)	10,737	93,412
Toughbuilt Industries, Inc. (a)(b)	2,250	1,815
Vera Bradley, Inc. (a)	17,686	84,009
		31,805,335
TOTAL CONSUMER DISCRETIONARY		1,629,358,947
CONSUMER STAPLES - 4.4%
Beverages - 1.9%
Alkaline Water Co., Inc. (a)(b)	3,068	5,461
Celsius Holdings, Inc. (a)	43,099	5,410,217
Coca-Cola Bottling Co. Consolidated	4,832	3,197,528
Coca-Cola European Partners PLC	257,530	16,067,297
Eastside Distilling, Inc. (a)(b)	308	1,109
Keurig Dr. Pepper, Inc.	802,641	24,978,188
MGP Ingredients, Inc. (b)	12,465	1,184,923
Monster Beverage Corp.	589,360	34,548,283
National Beverage Corp. (a)(b)	53,052	2,621,830
PepsiCo, Inc.	774,823	141,288,974
The Vita Coco Co., Inc. (a)(b)	31,559	841,994
Vintage Wine Estates, Inc. (a)(b)	37,368	42,226
Willamette Valley Vineyards, Inc. (a)	1,065	6,294
		230,194,324
Consumer Staples Distribution & Retail - 1.5%
111, Inc. ADR (a)	33,100	82,419
Andersons, Inc.	20,649	805,517
Bit Brother Ltd. (a)(b)	1,005	829
Casey's General Stores, Inc.	20,433	4,610,706
Chefs' Warehouse Holdings (a)	21,604	672,100
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	3,930	2,900
Costco Wholesale Corp.	250,877	128,338,638
Dada Nexus Ltd. ADR (a)	54,718	254,986
Dollar Tree, Inc. (a)	124,753	16,826,685
G Willi-Food International Ltd.	5,646	72,833
Grocery Outlet Holding Corp. (a)(b)	54,795	1,573,712
HF Foods Group, Inc. (a)	38,952	140,227
Ingles Markets, Inc. Class A	8,837	709,346
MedAvail Holdings, Inc. (a)(b)	18,459	4,450
Meiwu Technology Co. Ltd. (a)(b)	41,954	7,136
Missfresh Ltd. ADR (a)(b)	625	331
PriceSmart, Inc.	18,216	1,320,296
SpartanNash Co.	22,023	504,327
Sprouts Farmers Market LLC (a)	62,788	2,169,953
Village Super Market, Inc. Class A	6,605	137,087
Walgreens Boots Alliance, Inc.	486,544	14,776,341
		173,010,819
Food Products - 0.9%
AgriFORCE Growing Systems Ltd. (a)(b)	17,646	6,882
Alico, Inc. (b)	5,485	126,978
AppHarvest, Inc. (a)(b)	53,353	24,542
Arcadia Biosciences, Inc. (a)	93	427
Barfresh Food Group, Inc. (a)(b)	3,883	4,737
Beyond Meat, Inc. (a)(b)	36,004	365,441
Bridgford Foods Corp. (a)(b)	3,580	42,674
Cal-Maine Foods, Inc.	24,897	1,183,852
Calavo Growers, Inc. (b)	11,772	380,589
Cresud S.A.C.I.F. y A. sponsored ADR (b)	31,238	197,424
Farmer Brothers Co. (a)(b)	13,797	24,559
Farmmi, Inc. (a)(b)	4,169	1,898
Forafric Global PLC (a)(b)	12,774	137,576
Freshpet, Inc. (a)(b)	28,067	1,677,284
Hostess Brands, Inc. Class A (a)	69,302	1,724,234
J&J Snack Foods Corp. (b)	11,277	1,736,094
John B. Sanfilippo & Son, Inc.	5,270	612,532
Lancaster Colony Corp.	16,021	3,149,408
Lifecore Biomedical (a)(b)	22,245	182,187
Lifeway Foods, Inc. (a)(b)	9,131	54,786
Limoneira Co. (b)	11,551	185,740
MamaMancini's Holdings, Inc. (a)	12,805	32,013
Mission Produce, Inc. (a)(b)	38,524	469,993
Mondelez International, Inc.	771,742	56,653,580
Moolec Science SA (a)(b)	12,378	36,268
Nuzee, Inc. (a)(b)	12,436	128,091
Oatly Group AB ADR (a)(b)	142,119	224,548
Origin Agritech Ltd. (a)(b)	9,462	44,661
Pilgrim's Pride Corp. (a)	134,622	2,988,608
Pingtan Marine Enterprise Ltd. (a)(b)(c)	62,069	18,621
RiceBran Technologies (a)(b)	2,042	1,695
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	8,470
S&W Seed Co. (a)(b)	18,677	19,798
Seneca Foods Corp. Class A (a)	5,752	265,972
Sovos Brands, Inc. (a)	55,871	1,060,990
Steakholder Foods Ltd. ADR (a)	3,942	3,232
Stryve Foods, Inc. (a)(b)	15,166	11,262
SunOpta, Inc. (a)	66,843	449,853
Tattooed Chef, Inc. (a)(b)	50,860	27,780
TDH Holdings, Inc. (a)(b)	1,828	2,157
The Hain Celestial Group, Inc. (a)	48,663	594,175
The Kraft Heinz Co.	693,118	26,490,970
The Simply Good Foods Co. (a)	54,832	1,984,370
Village Farms International, Inc. (a)(b)	42,308	25,046
Vital Farms, Inc. (a)	21,819	316,157
Westrock Coffee Holdings (a)	32,256	355,945
Whole Earth Brands, Inc. Class A (a)(b)	19,675	56,861
		104,090,960
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	32,387	1,112,493
Reynolds Consumer Products, Inc.	120,924	3,318,155
WD-40 Co. (b)	7,823	1,483,632
		5,914,280
Personal Care Products - 0.0%
DSwiss, Inc. (a)(d)	7,648	612
Flora Growth Corp. (a)(b)	20,412	4,791
Guardion Health Sciences, Inc. (a)(b)	527	3,167
Inter Parfums, Inc.	18,677	2,345,831
Jupiter Wellness, Inc. (a)(b)	21,368	7,808
LifeVantage Corp.	9,383	43,725
Mannatech, Inc.	1,514	18,955
Natural Alternatives International, Inc. (a)	4,379	32,930
Natural Health Trends Corp. (b)	3,553	19,542
Nature's Sunshine Products, Inc. (a)	13,052	145,921
Neptune Technologies & Bioressources, Inc. (a)(b)	898	153
Olaplex Holdings, Inc. (a)	365,095	1,153,700
Paranovus Entertainment Techno (a)(b)	306	900
Shineco, Inc. (a)(b)	3,572	1,928
The Beauty Health Co. (a)(b)	84,249	677,362
The Honest Co., Inc. (a)	85,048	125,021
Thorne HealthTech, Inc. (a)	16,107	71,193
United-Guardian, Inc. (b)	2,521	21,731
Upexi, Inc. (a)(b)	8,773	27,196
Veru, Inc. (a)(b)	45,307	44,854
Waldencast PLC (a)	11,211	109,868
Zivo Bioscience, Inc. (a)(b)	3,401	9,353
		4,866,541
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	102,993	63,948
TOTAL CONSUMER STAPLES		518,140,872
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	569,054	15,506,722
Championx Corp.	111,772	2,823,361
CSI Compressco LP	68,170	73,624
DMC Global, Inc. (a)	9,930	161,065
ENGlobal Corp. (a)(b)	35,026	14,851
Geospace Technologies Corp. (a)(b)	17,265	142,436
Gulf Island Fabrication, Inc. (a)(b)	18,749	60,747
KLX Energy Services Holdings, Inc. (a)(b)	8,196	65,076
Mammoth Energy Services, Inc. (a)(b)	29,614	104,834
MIND Technology, Inc. (a)	28,716	18,091
NCS Multistage Holdings, Inc. (a)	2,198	36,817
Patterson-UTI Energy, Inc. (b)	125,863	1,225,906
Profire Energy, Inc. (a)	47,414	57,845
ProFrac Holding Corp. (b)	27,996	314,115
Recon Technology Ltd. (a)(b)	15,122	6,124
Smart Sand, Inc. (a)	22,511	33,316
Weatherford International PLC (a)	38,962	2,199,015
		22,843,945
Oil, Gas & Consumable Fuels - 0.5%
Aemetis, Inc. (a)(b)	18,211	86,866
Alliance Resource Partners LP	70,985	1,213,844
American Resources Corp. (a)(b)	86,855	123,334
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	180,168	5,725,739
Berry Corp.	49,459	311,592
Bitnile Metaverse, Inc. (a)	442	517
Brooge Energy Ltd. (a)(b)	37,918	185,040
Calumet Specialty Products Partners LP (a)	49,250	772,733
Chesapeake Energy Corp.	74,952	5,640,138
Chord Energy Corp.	23,623	3,379,034
Clean Energy Fuels Corp. (a)(b)	121,128	486,935
Diamondback Energy, Inc.	105,176	13,373,128
Dorchester Minerals LP	21,696	626,364
Epsilon Energy Ltd.	6,275	30,810
EzFill Holdings, Inc. (a)(b)	3,573	7,325
Gevo, Inc. (a)(b)	109,249	140,931
Golar LNG Ltd.	59,599	1,225,951
Green Plains Partners LP	16,394	197,220
Green Plains, Inc. (a)(b)	31,051	900,479
Hallador Energy Co. (a)(b)	23,353	181,920
Hammerhead Energy, Inc. Class A (a)(b)	19,641	141,415
HighPeak Energy, Inc. (b)	63,170	779,518
Imperial Petroleum, Inc. (a)(b)	5,999	20,097
Lightbridge Corp. (a)(b)	12,328	53,750
Marine Petroleum Trust	339	2,532
Martin Midstream Partners LP	33,068	67,789
New Fortress Energy, Inc.	118,176	3,104,484
Nextdecade Corp. (a)(b)	167,292	928,471
OPAL Fuels, Inc. (a)	17,077	109,122
PDC Energy, Inc.	52,236	3,584,434
Plains All American Pipeline LP	390,987	5,051,552
Plains GP Holdings LP Class A	107,827	1,466,447
PrimeEnergy Corp. (a)	938	85,827
Ranger Oil Corp.	12,018	441,662
Stabilis Solutions, Inc. (a)(b)	5,194	19,114
StealthGas, Inc. (a)	39,172	119,475
Top Ships, Inc. (a)(b)	2,008	1,446
TORM PLC (b)	45,179	1,120,891
U.S. Energy Corp. (b)	15,098	21,439
Uranium Royalty Corp. (a)(b)	42,856	82,284
Verde Clean Fuels, Inc. (a)(b)	3,630	42,616
Vertex Energy, Inc. (a)(b)	41,719	269,922
Viper Energy Partners LP	40,566	1,045,791
		53,169,978
TOTAL ENERGY		76,013,923
FINANCIALS - 4.3%
Banks - 1.2%
1895 Bancorp of Wisconsin, Inc. (a)(b)	3,059	20,373
1st Source Corp.	12,820	527,287
ACNB Corp.	4,529	133,379
Amalgamated Financial Corp.	18,900	268,758
Amerant Bancorp, Inc. Class A	21,076	371,991
American National Bankshares, Inc.	6,531	187,636
Ameris Bancorp	41,511	1,310,087
Ames National Corp. (b)	6,067	111,147
Arrow Financial Corp.	10,317	188,182
Auburn National Bancorp., Inc.	551	12,122
BancFirst Corp.	18,889	1,597,443
Bancorp, Inc., Delaware (a)	33,605	1,037,050
Bank First National Corp. (b)	5,614	427,338
Bank of Marin Bancorp	11,894	192,326
Bank OZK (b)	64,274	2,222,595
Bank7 Corp.	3,616	82,445
BankFinancial Corp.	14,628	108,247
Bankwell Financial Group, Inc.	4,285	97,912
Banner Corp.	18,237	789,115
BayCom Corp.	3,947	63,981
BCB Bancorp, Inc.	9,394	99,670
Blue Foundry Bancorp (a)	14,520	135,036
Bogota Financial Corp. (a)	8,810	69,599
BOK Financial Corp.	38,544	3,134,398
Bridgewater Bancshares, Inc. (a)	13,282	114,358
Broadway Financial Corp. (a)	16,771	15,599
Brookline Bancorp, Inc., Delaware	50,034	411,279
Business First Bancshares, Inc.	8,715	126,978
C & F Financial Corp.	2,765	140,324
California Bancorp, Inc. (a)	2,203	31,944
Cambridge Bancorp	2,788	140,906
Camden National Corp.	8,189	241,657
Capital Bancorp, Inc.	5,877	99,850
Capital City Bank Group, Inc.	16,718	502,710
Capitol Federal Financial, Inc.	85,642	512,139
Capstar Financial Holdings, Inc.	13,933	167,893
Carter Bankshares, Inc. (a)	17,756	250,360
Carver Bancorp, Inc. (a)	7,032	24,682
Cathay General Bancorp	43,472	1,271,121
CB Financial Services, Inc.	591	11,424
Central Valley Community Bancorp	8,707	125,642
Chemung Financial Corp.	4,490	158,946
ChoiceOne Financial Services, Inc. (b)	2,947	61,445
Citizens & Northern Corp.	4,121	79,041
Citizens Community Bancorp, Inc.	6,202	52,779
Citizens Financial Services, Inc. (b)	198	14,874
Citizens Holding Co. (b)	2,179	27,129
City Holding Co.	8,728	752,266
Civista Bancshares, Inc.	12,037	180,314
CNB Financial Corp., Pennsylvania	11,686	194,104
Coastal Financial Corp. of Washington (a)	7,239	247,646
Codorus Valley Bancorp, Inc.	7,465	132,728
Colony Bankcorp, Inc.	7,282	67,723
Columbia Banking Systems, Inc. (b)	119,023	2,384,031
Columbia Financial, Inc. (a)(b)	68,761	1,110,490
Commerce Bancshares, Inc.	70,761	3,392,990
Community Financial Corp. (b)	4,047	105,910
Community Trust Bancorp, Inc.	8,039	270,914
ConnectOne Bancorp, Inc.	23,646	321,113
CrossFirst Bankshares, Inc. (a)	29,438	283,782
Cullman Bancorp, Inc.	1,695	18,086
CVB Financial Corp.	76,652	920,591
Dime Community Bancshares, Inc.	22,773	368,923
Eagle Bancorp Montana, Inc.	2,880	36,058
Eagle Bancorp, Inc.	17,724	353,239
East West Bancorp, Inc.	77,433	3,705,169
Eastern Bankshares, Inc.	100,469	1,090,089
Enterprise Bancorp, Inc.	7,478	198,765
Enterprise Financial Services Corp.	22,406	910,132
Esquire Financial Holdings, Inc.	4,195	177,574
Farmers & Merchants Bancorp, Inc.	8,160	162,302
Farmers National Banc Corp. (b)	18,770	221,111
Fidelity D & D Bancorp, Inc. (b)	2,330	88,062
Fifth Third Bancorp	383,552	9,308,807
Financial Institutions, Inc.	9,689	152,214
First Bancorp, North Carolina	21,088	634,749
First Bancshares, Inc.	9,721	253,135
First Bank Hamilton New Jersey	14,532	149,098
First Busey Corp.	27,899	521,711
First Business Finance Services, Inc.	4,740	126,890
First Capital, Inc. (b)	2,233	55,200
First Citizens Bancshares, Inc. (b)	7,554	9,421,349
First Community Bankshares, Inc.	10,669	284,436
First Community Corp. (b)	3,875	64,713
First Financial Bancorp, Ohio	55,952	1,060,850
First Financial Bankshares, Inc. (b)	80,098	2,074,538
First Financial Corp., Indiana	8,773	284,596
First Financial Northwest, Inc.	9,975	101,246
First Foundation, Inc.	30,319	117,638
First Guaranty Bancshares, Inc. (b)	8,053	106,300
First Hawaiian, Inc.	72,880	1,201,791
First Internet Bancorp	8,345	102,477
First Interstate Bancsystem, Inc.	63,592	1,402,204
First Merchants Corp.	31,340	828,943
First Mid-Illinois Bancshares, Inc.	11,244	269,744
First Northwest Bancorp	7,546	84,666
First of Long Island Corp.	15,039	153,548
First Savings Financial Group, Inc.	2,781	35,041
First U.S. Bancshares, Inc. (b)	3,641	26,434
First Western Financial, Inc. (a)	3,616	61,544
Five Star Bancorp	9,325	178,294
Flushing Financial Corp.	19,436	226,429
FNCB Bancorp, Inc.	3,698	20,635
Franklin Financial Services Corp.	854	22,161
FS Bancorp, Inc.	6,150	174,660
Fulton Financial Corp.	96,952	1,081,984
FVCBankcorp, Inc. (a)	7,292	74,524
German American Bancorp, Inc.	16,332	450,763
Great Southern Bancorp, Inc.	7,786	378,633
Greene County Bancorp, Inc.	10,452	279,591
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	347,649
Hancock Whitney Corp.	49,885	1,822,299
Hanmi Financial Corp.	18,233	262,555
HarborOne Bancorp, Inc.	36,797	301,735
Hawthorn Bancshares, Inc. (b)	2,866	51,588
HBT Financial, Inc.	16,600	292,160
Heartland Financial U.S.A., Inc.	29,421	811,725
Heritage Commerce Corp.	41,991	305,694
Heritage Financial Corp., Washington	21,942	358,752
Hingham Institution for Savings (b)	1,454	280,360
HMN Financial, Inc.	3,382	61,316
Home Bancorp, Inc.	7,434	228,893
Home Federal Bancorp, Inc. (b)	813	11,106
HomeStreet, Inc. (b)	11,829	61,984
HomeTrust Bancshares, Inc.	11,346	222,268
Hope Bancorp, Inc.	64,741	519,223
Horizon Bancorp, Inc. Indiana	24,746	219,992
Huntington Bancshares, Inc.	812,958	8,381,597
Independent Bank Corp.	26,861	1,185,645
Independent Bank Corp.	10,908	178,346
Independent Bank Group, Inc.	23,847	795,774
Inter & Co., Inc. Class A (a)(b)	144,994	365,385
International Bancshares Corp.	38,617	1,649,718
Investar Holding Corp.	8,715	95,865
John Marshall Bankcorp, Inc.	7,918	161,369
Kearny Financial Corp.	43,102	294,387
Lakeland Bancorp, Inc.	32,751	426,091
Lakeland Financial Corp.	14,621	734,413
Landmark Bancorp, Inc.	3,064	62,965
LCNB Corp.	12,147	165,078
Logistics Innovation Technologies Corp. Class A (a)	22,127	227,466
Luther Burbank Corp.	22,484	193,362
Macatawa Bank Corp.	20,908	182,318
Magyar Bancorp, Inc.	3,540	35,825
Mainstreet Bancshares, Inc.	1,715	36,135
Mercantile Bank Corp.	10,866	282,842
Meridian Corp.	3,732	35,976
Metrocity Bankshares, Inc.	11,608	190,719
Mid Penn Bancorp, Inc.	7,980	176,996
Middlefield Banc Corp. (b)	1,133	28,586
Midland States Bancorp, Inc.	11,372	219,934
MidWestOne Financial Group, Inc.	11,723	221,330
MVB Financial Corp.	5,314	94,377
National Bankshares, Inc.	4,034	109,604
NBT Bancorp, Inc.	24,469	820,935
Northeast Bank	7,547	270,484
Northeast Community Bancorp, Inc.	1,901	25,302
Northfield Bancorp, Inc.	31,683	324,117
Northrim Bancorp, Inc.	5,057	191,711
Northwest Bancshares, Inc. (b)	56,561	594,456
Norwood Financial Corp.	3,432	82,780
Oak Valley Bancorp Oakdale California	5,385	124,340
OceanFirst Financial Corp.	33,684	478,313
Oconee Federal Financial Corp. (b)	878	14,083
Old National Bancorp, Indiana	158,691	1,970,942
Old Point Financial Corp.	2,955	47,191
Old Second Bancorp, Inc.	25,984	307,651
OP Bancorp (b)	5,419	42,485
OptimumBank Holdings, Inc. (a)	3,813	10,676
Orange County Bancorp, Inc.	1,297	41,634
Orrstown Financial Services, Inc.	7,486	135,497
Pacific Premier Bancorp, Inc.	54,299	1,022,450
PacWest Bancorp	65,272	421,004
Parke Bancorp, Inc.	4,103	65,894
Partners Bancorp	4,331	23,474
Pathward Financial, Inc.	17,376	763,501
Patriot National Bancorp, Inc. (a)(b)	1,781	12,574
PB Bankshares, Inc. (a)(b)	871	10,835
PCB Bancorp	9,838	138,617
Peapack-Gladstone Financial Corp.	10,114	266,908
Penns Woods Bancorp, Inc.	4,912	118,035
Peoples Bancorp of North Carolina (b)	3,497	60,218
Peoples Bancorp, Inc.	19,099	490,271
Peoples Financial Services Corp.	4,449	176,091
Pinnacle Financial Partners, Inc.	43,693	2,125,664
Pioneer Bancorp, Inc. (a)	10,879	92,907
Plumas Bancorp	1,764	58,089
Ponce Financial Group, Inc. (a)	13,052	98,934
Popular, Inc.	40,429	2,311,730
Preferred Bank, Los Angeles	7,653	352,956
Premier Financial Corp.	24,001	334,574
Primis Financial Corp. (b)	16,511	121,686
Princeton Bancorp, Inc.	4,666	115,204
Provident Bancorp, Inc.	14,544	110,680
QCR Holdings, Inc.	8,225	316,005
RBB Bancorp	8,755	91,402
Red River Bancshares, Inc.	3,386	166,320
Renasant Corp.	30,122	786,787
Republic Bancorp, Inc., Kentucky Class A	10,388	437,750
Republic First Bancorp, Inc. (a)(b)	41,243	54,441
Richmond Mutual Bancorp., Inc.	1,852	20,816
Riverview Bancorp, Inc.	15,015	70,270
S&T Bancorp, Inc.	26,065	699,063
Salisbury Bancorp, Inc. (b)	3,260	79,218
Sandy Spring Bancorp, Inc.	26,534	555,622
SB Financial Group, Inc.	4,710	58,969
Seacoast Banking Corp., Florida (b)	42,413	877,101
Shore Bancshares, Inc.	11,308	127,328
Sierra Bancorp	9,675	154,703
Simmons First National Corp. Class A (b)	79,631	1,295,596
SmartFinancial, Inc.	10,154	214,249
Sound Financial Bancorp, Inc.	1,189	43,066
South Plains Financial, Inc.	9,325	206,642
Southern First Bancshares, Inc. (a)	4,670	107,270
Southern Missouri Bancorp, Inc.	6,368	236,571
Southern States Bancshares, Inc. (b)	3,439	68,780
Southside Bancshares, Inc. (b)	16,588	439,582
Southstate Corp.	42,169	2,636,406
Stellar Bancorp, Inc.	32,804	763,021
Sterling Bancorp, Inc. (a)	23,636	117,944
Stock Yards Bancorp, Inc. (b)	19,408	813,195
Summit Financial Group, Inc. (b)	11,557	220,276
Summit State Bank (b)	3,743	55,471
TC Bancshares, Inc. (b)	3,351	45,272
Territorial Bancorp, Inc.	4,189	44,990
Texas Capital Bancshares, Inc. (a)	28,669	1,356,044
The First Bancorp, Inc.	6,787	160,852
Third Coast Bancshares, Inc. (a)	9,897	160,232
Timberland Bancorp, Inc./Washington	5,704	134,386
TowneBank	42,448	986,492
Trico Bancshares	18,864	614,212
Triumph Bancorp, Inc. (a)(b)	13,714	712,031
Trustco Bank Corp., New York	10,680	295,088
Trustmark Corp.	33,488	699,229
UMB Financial Corp.	26,643	1,509,060
Union Bankshares, Inc. (b)	2,283	49,792
United Bankshares, Inc., West Virginia (b)	74,900	2,203,558
United Community Bank, Inc.	58,004	1,311,470
United Security Bancshares, California	1,456	9,100
Unity Bancorp, Inc.	6,284	142,961
Univest Corp. of Pennsylvania	13,955	247,422
USCB Financial Holdings, Inc. (a)	3,294	32,676
Valley National Bancorp	291,362	2,150,252
Veritex Holdings, Inc.	33,332	575,644
VersaBank (b)	1,224	8,592
Virginia National Bankshares C	1,549	44,023
Washington Federal, Inc.	37,556	976,832
Washington Trust Bancorp, Inc.	8,141	207,270
WesBanco, Inc.	35,638	860,301
West Bancorp., Inc.	9,814	164,875
Westamerica Bancorp.	15,600	590,148
Western New England Bancorp, Inc.	19,217	108,768
William Penn Bancorp, Inc. (b)	6,289	61,884
Wintrust Financial Corp.	31,710	2,015,805
WSFS Financial Corp.	38,651	1,292,489
Zions Bancorp NA	82,930	2,263,160
		138,451,914
Capital Markets - 1.3%
AGM Group Holdings, Inc. (a)	12,918	22,348
Alti Global, Inc. Class A (a)(b)	37,389	162,642
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,820	81,641
ARYA Sciences Acquisition Corp. V (a)	3,281	33,860
Avantax, Inc. (a)	30,712	649,866
B. Riley Financial, Inc. (b)	15,733	569,220
Belong Acquisition Corp. (a)	2,319	23,538
BGC Partners, Inc. Class A	186,493	759,027
Capital Southwest Corp.	11,251	205,893
Carlyle Group LP (b)	200,455	5,494,472
Chavant Capital Acquisition Corp. (a)	3,004	32,083
CME Group, Inc.	203,035	36,292,506
Coinbase Global, Inc. (a)(b)	105,416	6,556,875
Coliseum Acquisition Corp. Class A (a)	1,078	11,136
Compass Digital Acquisition Corp. (a)	13,835	141,947
CONX Corp. Class A (a)	52,880	539,905
Crescent Capital BDC, Inc. (b)	12,883	173,663
Diamond Hill Investment Group, Inc.	1,539	244,347
Focus Financial Partners, Inc. Class A (a)	36,546	1,903,681
Forum Merger IV Corp. (a)	20,165	207,296
Freedom Holding Corp. (a)(b)	34,184	2,822,573
Frontier Investment Corp. Class A (a)	2,054	21,177
Futu Holdings Ltd. ADR (a)(b)	39,748	1,465,111
GCM Grosvenor, Inc. Class A (b)	32,247	222,504
Golden Arrow Merger Corp. Class A (a)	14,830	152,897
Good Works II Acquisition Corp. (a)(c)	1,091	0
Hamilton Lane, Inc. Class A (b)	20,275	1,376,875
Hennessy Advisors, Inc. (b)	4,729	34,474
Heritage Global, Inc. (a)	28,350	98,942
Horizon Technology Finance Corp.	7,992	93,187
Hywin Holdings Ltd. ADR (a)(b)	6,913	42,861
Interactive Brokers Group, Inc.	57,514	4,441,806
Investcorp Credit Management BDC, Inc.	16,938	64,364
Jaguar Global Growth Corp. I Class A (a)	17,091	179,541
Kernel Group Holdings, Inc. (a)	21,554	225,239
Khosla Ventures Acquisition Co. (a)	24,911	255,836
Lion Group Holding Ltd. ADR (a)(b)	11,889	1,148
Logan Ridge Finance Corp. (b)	3,628	73,467
LPL Financial	44,972	8,759,646
Magic Empire Global Ltd. (b)	8,293	15,508
MarketAxess Holdings, Inc.	21,449	5,842,922
MarketWise, Inc. Class A (b)	17,442	39,419
Morningstar, Inc.	23,892	4,890,692
NASDAQ, Inc.	275,691	15,259,497
New Mountain Finance Corp.	53,270	637,642
Northern Trust Corp.	116,815	8,401,335
Open Lending Corp. (a)	64,281	651,809
Patria Investments Ltd.	31,353	462,457
Perella Weinberg Partners Class A	23,081	180,724
PhenixFIN Corp. (b)	762	25,984
Portage Fintech Acquisition Corp. Class A (a)	11,581	119,516
Puyi, Inc. ADR (a)(b)	12,308	62,402
Quadro Acquisition One Corp. (a)	7,900	81,686
Robinhood Markets, Inc. (a)(b)	433,638	3,868,051
Runway Growth Finance Corp. (b)	18,253	209,544
SEI Investments Co.	73,307	4,147,710
Senior Connect Acquisition Corp. I Class A (a)	50,774	508,248
Siebert Financial Corp. (a)(b)	14,080	32,947
Silvercrest Asset Management Group Class A (b)	8,360	163,605
StepStone Group, Inc. Class A	38,064	818,757
StoneX Group, Inc. (a)	10,664	856,213
T. Rowe Price Group, Inc.	125,056	13,401,001
Top Financial Group Ltd.	19,596	180,479
TPG, Inc. (b)	39,979	1,031,458
Tradeweb Markets, Inc. Class A	62,060	4,154,917
Trinity Capital, Inc. (b)	14,443	182,560
Twelve Seas Investment Co. II (a)(b)	11,364	117,390
U.S. Global Investors, Inc. Class A	8,407	22,194
Up Fintech Holdings Ltd. ADR (a)(b)	68,253	206,807
Value Line, Inc. (b)	5,984	274,666
Victory Capital Holdings, Inc.	40,656	1,259,116
Vinci Partners Investments Ltd. (b)	27,294	219,171
Virtu Financial, Inc. Class A	59,093	1,039,446
Virtus Investment Partners, Inc.	4,472	853,168
XP, Inc. Class A (a)	255,544	4,510,352
		149,166,987
Consumer Finance - 0.2%
7GC & Co. Holdings, Inc. Class A (a)	32,674	341,770
Atlanticus Holdings Corp. (a)(b)	8,115	283,700
Consumer Portfolio Services, Inc. (a)(b)	11,397	132,319
Credit Acceptance Corp. (a)(b)	7,272	3,240,985
Encore Capital Group, Inc. (a)(b)	13,454	579,464
EZCORP, Inc. (non-vtg.) Class A (a)(b)	28,924	241,226
FirstCash Holdings, Inc.	27,125	2,672,898
Jiayin Group, Inc. ADR (a)	5,761	35,430
Katapult Holdings, Inc. (a)(b)	46,564	22,872
LendingTree, Inc. (a)	11,859	216,901
LexinFintech Holdings Ltd. ADR (a)	76,837	154,442
Medallion Financial Corp. (b)	10,141	64,294
Mogo, Inc. (a)(b)	22,529	16,212
Navient Corp.	77,284	1,170,853
NerdWallet, Inc. (a)	28,927	271,914
Nicholas Financial, Inc. (a)(b)	5,880	27,166
Oportun Financial Corp. (a)(b)	16,861	96,614
Pintec Technology Holdings Ltd. ADR (a)(b)	4,579	3,892
PRA Group, Inc. (a)	22,082	412,933
Qifu Technology, Inc. ADR	75,999	1,044,986
Senmiao Technology Ltd. (a)	1,673	1,271
SLM Corp.	144,139	2,199,561
SoFi Technologies, Inc. (a)(b)	516,239	3,582,699
Upstart Holdings, Inc. (a)(b)	42,938	1,169,631
World Acceptance Corp. (a)(b)	3,875	430,861
		18,414,894
Financial Services - 1.1%
10X Capital Venture Acquisition Corp. II (a)	12,375	126,225
26 Capital Acquisition Corp. Class A (a)	15,170	161,561
A SPAC I Acquisition Corp. (a)	1,374	14,386
A SPAC II Acquisition Corp. (a)	13,668	143,514
A-Mark Precious Metals, Inc.	13,443	455,314
Acacia Research Corp. (a)	26,315	108,944
Accretion Acquisition Corp. (a)	31,080	321,989
Ace Global Business Acquisition Ltd. (a)	1,698	19,086
Achari Ventures Holdings Corp. I (a)(b)	6,078	64,305
Aequi Acquisition Corp. Class A (a)	19,142	194,866
Aetherium Acquisition Corp. Class A (a)	2,757	29,059
Affirm Holdings, Inc. (a)(b)	84,838	1,260,693
Agba Group Holding Ltd. (a)(b)	13,625	22,073
Ahren Acquisition Corp. Class A (a)	20,270	213,849
Alerus Financial Corp. (b)	9,517	158,648
Alpha Healthcare Acquisition Corp. III Class A (a)	1,017	10,424
Alpha Partners Technology Merger Corp. (a)	7,353	75,809
AltEnergy Acquisition Corp. Class A (a)	6,664	68,706
Altitude Acquisition Corp. Class A (a)	41,617	419,499
American Acquisition Opportunity, Inc. Class A (a)	2,024	20,665
Anzu Special Acquisition Corp. I Class A (a)	19,079	192,889
AppTech Payments Corp. (a)(b)	8,070	14,365
APx Acquisition Corp. I (a)	4,358	46,391
Armada Acquisition Corp. I (a)	5,183	53,281
Arogo Capital Acquisition Corp. Class A (a)	1,679	17,529
Arrowroot Acquisition Corp. Class A (a)	14,007	146,373
Artemis Strategic Investment Corp. (a)	10,298	107,923
Atlantic Coastal Acquisition Corp. Class A (a)	24,695	250,407
Atlantic Coastal Acquisition Corp. II (a)	27,493	288,677
Aurora Acquisition Corp. Class A (a)(b)	11,702	122,871
Aurora Technology Acquisition Corp. Class A (a)	9,115	96,072
Avalon Acquisition, Inc. Class A (a)	27,934	295,542
AvidXchange Holdings, Inc. (a)	108,324	1,049,660
AxonPrime Infrastructure Acquisition Corp. (a)	3,754	38,441
Better World Acquisition Corp. (a)	3,600	39,060
Bilander Acquisition Corp. Class A (a)(b)	4,788	48,550
BioPlus Acquisition Corp. (a)	6,657	70,431
Bleuacacia Ltd. Class A (a)	50,133	512,861
Blockchain Coinvestors Acquisition Corp. I Class A (a)	8,779	93,496
Blue Whale Acquisition Corp. I (a)	12,116	122,372
Blue World Acquisition Corp. (a)	1,613	17,146
Breeze Holdings Acquisition Corp. (a)	4,436	47,643
Bridgetown Holdings Ltd. Class A (a)	70,587	718,576
Brilliant Acquisition Corp. (a)(b)	4,918	54,590
Bullpen Parlay Acquisition Co. (a)	3,726	38,937
Burtech Acquisition Corp. (a)	3,639	37,263
byNordic Acquisition Corp. (a)	9,284	97,761
BYTE Acquisition Corp. Class A (a)(b)	22,411	242,711
Cactus Acquisition Corp. 1 Ltd. (a)	6,618	69,555
Canna-Global Acquisition Corp. (a)	10,398	110,427
Cantaloupe, Inc. (a)	40,019	246,117
Cartesian Growth Corp. II (a)	5,956	63,312
Cascadia Acquisition Corp. Class A (a)	2,973	31,692
Cass Information Systems, Inc.	9,021	348,391
CF Acquisition Corp. IV Class A (a)	47,181	493,513
CF Acquisition Corp. VII Class A (a)	4,271	44,418
CF Acquisition Corp. VIII Class A (a)(b)	11,894	127,861
Chain Bridge I Class A (a)	13,927	145,259
Clean Earth Acquisitions Corp. Class A (a)	13,802	143,541
ClimateRock Class A (a)	1,009	10,695
Conyers Park III Acquisition Corp. Class A (a)	11,482	117,002
Corner Growth Acquisition Corp. (a)	56,198	583,897
Corner Growth Acquisition Corp. 2 Class A (a)	11,847	126,644
Crescera Capital Acquisition Corp. Class A (a)	2,264	24,791
Crixus BH3 Acquisition Co. (a)	4,612	47,411
DA32 Life Science Tech Acquision Corp. (a)	2,365	24,170
Data Knights Acquisition Corp. Class A (a)	4,680	50,825
Deep Medicine Acquisition Corp. Class A (a)	21,476	228,719
Denali Capital Acquisition Corp. Class A (a)	1,252	14,204
DHC Acquisition Corp. (a)	12,386	128,195
Digital Health Acquisition Corp. (a)	1,431	16,356
Digital Transformation Opportunities Corp. (a)	13,139	135,857
Digital World Acquisition Corp. (a)	17,141	220,776
Disruptive Acquisition Corp. I (a)	16,328	166,056
Dlocal Ltd. (a)	90,228	1,050,254
DP Cap Acquisition Corp. I Class A (a)	13,527	141,898
Dune Acquisition Corp. (a)	26,599	264,394
East Resources Acquisition Co. (a)	9,378	96,687
Edify Acquisition Corp. (a)	21,442	224,498
Edoc Acquisition Corp. Class A (a)	1,542	16,839
EdtechX Holdings Acquisition Corp. II (a)	600	6,534
Enact Holdings, Inc.	94,039	2,288,909
Energem Corp. Class A (a)	2,351	25,203
Enterprise 4.0 Technology Acquisition Corp. (a)	6,380	67,692
ESGEN Acquisition Corp. Class A (a)	19,076	204,876
Euronet Worldwide, Inc. (a)	27,816	3,098,702
ExcelFin Acquisition Corp. Class A (a)	12,469	128,680
Fat Projects Acquisition Corp. (a)	20,151	218,638
Feutune Light Acquisition Corp. Class A (a)	6,342	66,654
FG Merger Corp. (a)	1,007	10,584
Fifth Wall Acquisition Corp. III Class A (a)	52,330	575,107
Finnovate Acquisition Corp. Class A (a)	10,151	106,484
FinServ Acquisition Corp. II Class A (a)	23,391	237,419
Fintech Ecosystem Development Corp. Class A (a)	6,729	70,991
Fiserv, Inc. (a)	358,046	40,169,181
FlexShopper, Inc. (a)(b)	15,072	16,579
Flywire Corp. (a)	58,767	1,765,361
Focus Impact Acquisition Corp. Class A (a)	6,444	67,791
Forbion European Acquisition Corp. Class A (a)	201	2,137
FTAC Zeus Acquisition Corp. Class A (a)	42,674	442,956
Future FinTech Group, Inc. (a)(b)	9,290	11,427
Future Health ESG Corp. (a)	3,358	33,916
Future Health ESG Corp. warrants 12/31/28 (a)(c)	3,358	0
Genesis Growth Tech Acquisition Corp. (a)	712	8,088
Global Blockchain Acquisition Corp. (a)	5,501	57,045
Global Partner Acquisition Corp. II Class A (a)	17,671	185,722
Global Systems Dynamics, Inc. (a)	3,884	41,365
Global Technology Acquisition Corp. I Class A (a)	10,407	108,129
Globalink Investment, Inc. (a)	3,677	38,572
Goal Acquisitions Corp. (a)	28,701	295,620
Gores Holdings IX, Inc. (a)	17,849	181,881
Growth For Good Acquisition Corp. (a)	9,242	95,932
GSR II Meteora Acquisition Corp. Class A (a)	10,323	106,843
HCM Acquisition Corp. (a)	2,102	22,218
Healthcare AI Acquisition Corp. (a)	12,820	135,123
Healthwell Acquisition Corp. I (a)	6,406	65,469
Hennessy Capital Investment Corp. VI Class A (a)	15,376	156,989
HHG Capital Corp. (a)	1,448	15,204
Home Plate Acquisition Corp. (a)	6,074	61,408
Home Point Capital, Inc.	64,166	148,223
i3 Verticals, Inc. Class A (a)	11,916	272,281
Inception Growth Acquisition Ltd. (a)	16,315	168,045
Industrial Tech Acquisitions II, Inc. (a)	3,192	33,069
Innovative International Acquisition Corp. Class A (a)	9,297	101,151
Integral Acquisition Corp. 1 (a)	1,063	11,087
International Media Acquisition Corp. (a)	6,960	74,681
International Money Express, Inc. (a)	54,542	1,270,829
Investcorp Europe Acquisition Corp. I (a)	11,247	119,443
Investcorp India Acquisition Corp. (a)	1,467	15,565
Iris Acquisition Corp. Class A (a)	29,112	294,322
IX Acquisition Corp. Class A (a)	10,419	109,087
Jack Henry & Associates, Inc.	40,992	6,267,267
Jaws Hurricane Acquisition Corp. Class A (a)	21,452	219,883
Jaws Juggernaut Acquisition Corp. Class A (a)	6,008	61,942
Jupiter Acquisition Corp. (a)	5,254	53,591
Keyarch Acquisition Corp. (a)	1,883	19,659
L Catterton Asia Acquisition Corp. Class A (a)	13,075	135,196
LAMF Global Ventures Corp. I (a)	13,867	144,355
Landcadia Holdings IV, Inc. Class A (a)	43,419	439,400
LatAmGrowth SPAC (a)	4,041	42,915
Lesaka Technologies, Inc. (a)(b)	31,755	120,987
LF Capital Acquisition Corp. II (a)	48,609	515,741
Liberty Resources Acquisition Corp. Class A (a)	3,303	35,309
LIV Capital Acquisition Corp. II (a)	1,805	19,043
LM Funding America, Inc. (a)	6,078	4,376
Malacca Straits Acquisition Co. Ltd. Class A (a)	6,813	72,082
Maquia Capital Acquisition Corp. Class A (a)	23,638	251,745
Marblegate Acquisition Corp. (a)	13,895	141,034
Marqeta, Inc. Class A (a)	222,385	1,065,224
MedTech Acquisition Corp. Class A (a)	17,239	179,458
MELI Kaszek Pioneer Corp. (a)(b)	15,932	164,578
Mercato Partners Acquisition Corp. Class A (a)	3,381	35,501
Merchants Bancorp	24,579	561,876
Metal Sky Star Acquisition Corp. (a)	10,593	111,332
Minority Equality Opportunities Acquisition, Inc. Class A (a)(c)	1,582	41,986
MoneyGram International, Inc. (a)	51,548	566,513
Monterey Bio Acquisition Corp. (a)	13,454	143,554
Moringa Acquisition Corp. Class A (a)	5,285	54,647
Mountain & Co. I Acquisition Corp. (a)	6,280	68,075
Mountain Crest Acquisition Corp. IV (a)	2,322	24,265
Mountain Crest Acquisition Corp. V (a)(b)	17,855	185,692
Mr. Cooper Group, Inc. (a)	40,845	1,889,490
New Providence Acquisition Corp. II Class A (a)	5,325	55,433
Newbury Street Acquisition Corp. (a)	6,961	72,325
Newcourt Acquisition Corp. Class A (a)	10,488	115,683
Newtekone, Inc. (b)	13,878	170,838
NMI Holdings, Inc. (a)	48,402	1,217,310
Nocturne Acquisition Corp. (a)	17,571	193,632
Northern Revival Acquisition C Class A (a)	11,942	123,003
Nova Vision Acquisition Corp. (a)	150	1,620
Nuvei Corp. (a)(d)	37,066	1,163,502
OCA Acquisition Corp. Class A (a)	8,868	92,316
OceanTech Acquisitions I Corp. Class A (a)	1,749	18,959
OmniLit Acquisition Corp. Class A (a)	2,506	25,912
Onyx Acquisition Co. I Class A (a)	10,960	116,834
OPY Acquisition Corp. I Class A (a)	1,750	17,868
Oxbridge Acquisition Corp. Class A (a)	7,561	83,247
Oxus Acquisition Corp. (a)	8,028	85,418
Payoneer Global, Inc. (a)	190,331	789,874
PayPal Holdings, Inc. (a)	641,925	39,792,931
Paysign, Inc. (a)	29,027	69,665
PepperLime Health Acquisition Corp. Class A (a)	7,163	74,424
Perception Capital Corp. II Class A (a)	6,893	74,444
Phoenix Biotech Acquisition Corp. (a)	10,588	113,927
PHP Ventures Acquisition Corp. Class A (a)	1,807	19,082
Plum Acquisition Corp. I Class A (a)	6,545	68,592
Pono Capital Two, Inc. (a)	1,883	19,169
Power & Digital Infrastructure Acquisition II Corp. (a)	13,806	142,892
PowerUp Acquisition Corp. Class A (a)	5,490	57,316
Prime Number Acquisition I Corp. (a)	1,128	11,872
Priority Technology Holdings, Inc. (a)	38,686	138,496
Priveterra Acquisition Corp. (a)	14,763	152,059
Prospector Capital Corp. Class A (a)	31,408	328,685
Redwoods Acquisition Corp. (a)	11,252	117,583
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Remitly Global, Inc. (a)	99,757	1,829,543
Repay Holdings Corp. (a)	52,937	335,091
Revelstone Capital Acquisition Corp. (a)	3,211	33,138
RF Acquisition Corp. (a)	385	4,008
RMG Acquisition Corp. III Class A (a)	23,202	234,340
ROC Energy Acquisition Corp. (a)	6,729	55,178
Rose Hill Acquisition Corp. Class A (a)	5,199	55,889
Rosecliff Acquisition Corp. I (a)	14,419	152,265
Roth CH Acquisition V Co. (a)	9,625	98,656
Ryvyl, Inc. (a)(b)	21,290	13,843
Schultze Special Purpose Acquisition Corp. II Class A (a)	1,986	20,754
Screaming Eagle Acquisition Corp. (a)	39,390	403,748
SEALSQ Corp. (a)(b)	71	852
Security National Financial Corp. Class A	7,773	61,718
Semper Paratus Acquisition Corp. Class A (a)	5,967	61,162
SEP Acquisition Corp. Class A (a)	3,822	37,991
SHUAA Partners Acquisition Corp. I Class A (a)	3,561	37,711
SILVERspac, Inc. Class A (a)	5,375	55,631
Sizzle Acquisition Corp. (a)	10,451	111,199
SK Growth Opportunities Corp. (a)	11,427	120,326
Slam Corp. (a)	29,043	305,532
Social Capital Suvretta Holdings Corp. II (a)	6,600	68,046
Social Capital Suvretta Holdings Corp. IV (a)	6,040	62,272
Sound Point Acquisition Corp. I Ltd. (a)	601	6,407
SportsMap Tech Acquisition Corp. (a)	7,111	74,666
Springwater Special Situations Corp. (a)	13,177	135,064
Springwater Special Situations Corp. rights (a)(c)	13,177	0
StoneBridge Acquisition Corp. (a)	7,553	81,346
StoneCo Ltd. Class A (a)	160,026	2,005,126
Stratim Cloud Acquisition Corp. (a)	3,529	36,349
Sustainable Development Acquisition I Corp. Class A (a)	22,589	230,634
Swiftmerge Acquisition Corp. Class A (a)	2,517	26,152
SWK Holdings Corp. (a)(b)	5,279	89,479
Talon 1 Acquisition Corp. Class A (a)	2,685	28,891
Target Global Acquisition I Corp. (a)	2,760	29,049
Tastemaker Acquisition Corp. Class A (a)	22,661	239,074
TFS Financial Corp. (b)	171,062	1,934,711
TG Venture Acquisition Corp. (a)	5,333	55,410
The OLB Group, Inc. (a)	1,982	1,260
Thunder Bridge Capital Partner IV, Inc. (a)	4,969	50,932
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	197,101
Tigo Energy, Inc. (a)(b)	4,724	55,365
TKB Critical Technologies 1 Class A (a)	29,046	305,273
TLGY Acquisition Corp. (a)	1,607	17,050
TradeUP Acquisition Corp. (a)	1,582	16,927
Usio, Inc. (a)	12,705	25,791
UTA Acquisition Corp. Class A (a)	12,234	128,702
Vahanna Tech Edge Acquisition I Corp. (a)	2,626	27,626
Valuence Merger Corp. I Class A (a)	960	10,166
Vector Acquisition Corp. II Class A (a)	40,000	408,400
Vision Sensing Acquisition Corp. Class A (a)	3,608	37,956
Waterstone Financial, Inc.	16,746	226,406
Welsbach Technology Metals Acquisition Corp. (a)	1,791	18,788
Western Acquisition Ventures Corp. (a)	1,125	11,520
WinVest Acquisition Corp. (a)	1,876	20,129
Worldwide Webb Acquisition Corp. Class A (a)	4,207	43,332
XPAC Acquisition Corp. (a)	1,680	17,237
Yotta Acquisition Corp. (a)	5,156	53,622
Zimmer Energy Transition Acquisition Corp. (a)	12,820	131,213
		138,216,265
Insurance - 0.5%
Amerisafe, Inc.	9,587	489,512
Arch Capital Group Ltd. (a)	207,200	14,441,840
Atlantic American Corp. (a)	8,809	18,499
Brighthouse Financial, Inc. (a)	36,700	1,477,542
BRP Group, Inc. (a)	37,986	761,999
Cincinnati Financial Corp.	89,345	8,621,793
Conifer Holdings, Inc. (a)(b)	3,312	5,266
Donegal Group, Inc. Class A	18,229	262,133
eHealth, Inc. (a)	14,424	96,497
Enstar Group Ltd. (a)	9,493	2,234,462
Erie Indemnity Co. Class A	26,740	5,725,034
Fanhua, Inc. ADR (a)	18,931	151,448
FG Financial Group, Inc. (a)(b)	3,213	5,687
GoHealth, Inc. (a)(b)	3,981	75,878
Goosehead Insurance (a)(b)	12,415	685,060
Greenlight Capital Re, Ltd. (a)	7,844	75,381
Hallmark Financial Services, Inc. (a)	824	3,502
Huize Holding Ltd. ADR (a)(b)	8,820	10,055
International General Insurance Holdings Ltd. (b)	24,436	225,056
Investors Title Co.	1,165	154,421
James River Group Holdings Ltd. (b)	24,967	477,868
Kingstone Companies, Inc.	5,340	6,835
Maiden Holdings Ltd. (a)(b)	52,310	106,712
Midwest Holding, Inc. (a)(b)	1,575	40,210
National Western Life Group, Inc.	1,743	650,209
NI Holdings, Inc. (a)	13,483	184,717
Oxbridge Re Holdings Ltd. (a)	5,511	6,944
Palomar Holdings, Inc. (a)	14,396	786,885
Principal Financial Group, Inc.	135,553	8,873,299
Reliance Global Group, Inc. (a)(b)	213	969
Root, Inc. (a)(b)	3,480	16,739
Safety Insurance Group, Inc.	8,823	642,491
Selective Insurance Group, Inc.	35,297	3,414,279
Skyward Specialty Insurance Group, Inc. (b)	16,719	394,736
Tian Ruixiang Holdings Ltd. (a)(b)	301	467
Tiptree, Inc.	21,813	287,713
Trupanion, Inc. (a)(b)	22,228	499,463
Unico American Corp. (a)	851	945
United Fire Group, Inc.	16,750	359,790
United Insurance Holdings Corp. (a)(b)	16,071	84,533
Vericity, Inc. (a)	6,650	44,888
Willis Towers Watson PLC	60,674	13,278,505
		65,680,262
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	373,201	3,429,717
Manhattan Bridge Capital, Inc.	8,746	41,981
New York Mortgage Trust, Inc.	71,130	694,940
Seven Hills Realty Trust (b)	921	8,602
		4,175,240
TOTAL FINANCIALS		514,105,562
HEALTH CARE - 8.4%
Biotechnology - 4.7%
180 Life Sciences Corp. (a)	844	962
2seventy bio, Inc. (a)	27,817	331,300
4D Molecular Therapeutics, Inc. (a)	19,051	349,776
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
89Bio, Inc. (a)(b)	26,832	489,147
Aadi Bioscience, Inc. (a)	11,601	92,808
Abcam PLC ADR (a)	106,049	1,712,691
Abeona Therapeutics, Inc. (a)(b)	3,435	10,614
ABVC BioPharma, Inc. (a)(b)	49,915	33,947
AC Immune SA (a)	37,118	80,917
ACADIA Pharmaceuticals, Inc. (a)	95,418	2,242,323
Acelyrin, Inc. (a)	40,000	724,000
Achieve Life Sciences, Inc. (a)(b)	10,358	64,220
Achilles Therapeutics PLC ADR (a)	21,590	21,590
Acorda Therapeutics, Inc. (a)(b)	6,110	3,666
Acrivon Therapeutics, Inc. (a)	9,052	106,633
Acumen Pharmaceuticals, Inc. (a)(b)	21,758	107,267
Acurx Pharmaceuticals, Inc. (a)	8,683	26,917
Adagene, Inc. ADR (a)	10,309	13,814
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	6,549
rights (a)(c)	26,195	2,881
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	105,910	108,028
Adicet Bio, Inc. (a)	21,229	116,335
Aditxt, Inc. (a)(b)	1,779	1,085
ADMA Biologics, Inc. (a)(b)	115,355	469,495
Adverum Biotechnologies, Inc. (a)(b)	11,628	14,302
Aeglea BioTherapeutics, Inc. (a)	34,317	4,458
Aerovate Therapeutics, Inc. (a)(b)	13,597	220,951
Aeterna Zentaris, Inc. (a)(b)	3,659	10,062
Affimed NV (a)	135,947	119,593
Agenus, Inc. (a)	174,976	272,963
Agios Pharmaceuticals, Inc. (a)(b)	32,726	827,313
Aileron Therapeutics, Inc. (a)(b)	4,039	5,978
Akebia Therapeutics, Inc. (a)	81,930	85,207
Akero Therapeutics, Inc. (a)	27,027	1,204,864
Akouos, Inc. (CVR) (c)	22,594	17,397
Alaunos Therapeutics, Inc. (a)(b)	133,508	66,607
Albireo Pharma, Inc. rights (a)(c)	10,788	0
Aldeyra Therapeutics, Inc. (a)	30,129	285,924
Alector, Inc. (a)	43,832	326,110
Aligos Therapeutics, Inc. (a)(b)	30,622	34,603
Alkermes PLC (a)	93,120	2,693,962
Allakos, Inc. (a)(b)	41,210	205,226
Allogene Therapeutics, Inc. (a)(b)	79,583	417,811
Allovir, Inc. (a)(b)	63,966	241,152
Alnylam Pharmaceuticals, Inc. (a)	69,905	12,933,124
Alpine Immune Sciences, Inc. (a)	21,624	215,375
Alterity Therapeutics Ltd. ADR (a)(b)	1,212	3,478
Altimmune, Inc. (a)(b)	64,125	259,065
Alvotech SA (a)(b)	25,558	215,454
ALX Oncology Holdings, Inc. (a)	22,550	150,409
Alzamend Neuro, Inc. (a)(b)	40,587	29,474
Amarin Corp. PLC ADR (a)(b)	214,385	250,830
Amgen, Inc.	300,558	66,318,123
Amicus Therapeutics, Inc. (a)	168,225	1,894,214
AnaptysBio, Inc. (a)(b)	15,023	286,939
Anavex Life Sciences Corp. (a)(b)	53,320	492,677
Anika Therapeutics, Inc. (a)	7,769	210,462
Anixa Biosciences, Inc. (a)	24,102	73,752
Annexon, Inc. (a)(b)	25,755	77,007
Apellis Pharmaceuticals, Inc. (a)	67,413	5,787,406
Apexigen, Inc. (a)(b)	21,401	11,467
Apollomics, Inc. (a)(b)	13,427	54,379
Applied Therapeutics, Inc. (a)(b)	23,060	29,747
Aptevo Therapeutics, Inc. (a)(b)	7,524	11,737
Aptorum Group Ltd. (a)	2,413	7,577
Aptose Biosciences, Inc. (a)(b)	32,455	13,307
AquaBounty Technologies, Inc. (a)	39,718	19,275
Aravive, Inc. (a)(b)	23,256	39,535
Arbutus Biopharma Corp. (a)	118,928	296,131
ARCA Biopharma, Inc. (a)(b)	25,116	52,995
Arcellx, Inc. (a)	25,227	1,113,772
Arcturus Therapeutics Holdings, Inc. (a)	15,029	410,893
Arcutis Biotherapeutics, Inc. (a)(b)	33,142	248,896
Ardelyx, Inc. (a)	90,628	302,698
Argenx SE ADR (a)	17,376	6,754,051
Aridis Pharmaceuticals, Inc. (a)(b)	19,230	7,642
Arrowhead Pharmaceuticals, Inc. (a)	63,182	2,174,093
Ars Pharmaceuticals, Inc. (a)	44,909	312,567
Ascendis Pharma A/S sponsored ADR (a)	31,251	2,717,899
Aslan Pharmaceuticals Ltd. ADR (a)	7,968	31,872
Assembly Biosciences, Inc. (a)	29,090	27,862
Astria Therapeutics, Inc. (a)	14,520	158,849
Atara Biotherapeutics, Inc. (a)	70,653	108,099
Athersys, Inc. (a)(b)	5,183	4,873
Atossa Therapeutics, Inc. (a)(b)	65,687	61,089
Atreca, Inc. (a)(b)	11,273	11,273
aTyr Pharma, Inc. (a)	16,950	38,477
Aura Biosciences, Inc. (a)	16,064	181,844
Aurinia Pharmaceuticals, Inc. (a)	76,895	688,979
Autolus Therapeutics PLC ADR (a)	53,736	167,119
Avalo Therapeutics, Inc. (a)	4,548	13,053
Avid Bioservices, Inc. (a)(b)	33,787	522,009
Avidity Biosciences, Inc. (a)	46,824	497,271
Avita Medical, Inc. (a)	12,445	142,122
AVROBIO, Inc. (a)(b)	1,470	1,617
Axcella Health, Inc. (a)(b)	23,744	9,303
Aziyo Biologics, Inc. (a)(b)	2,648	5,481
Beam Therapeutics, Inc. (a)(b)	40,229	1,283,305
BeiGene Ltd. ADR (a)(b)	24,485	5,409,471
Bellerophon Therapeutics, Inc. (a)	4,969	34,336
Bellicum Pharmaceuticals, Inc. (a)(b)	22,867	15,755
BELLUS Health, Inc. (a)(b)	84,292	1,231,506
Benitec Biopharma, Inc. (a)(b)	11,813	2,848
BeyondSpring, Inc. (a)(b)	20,183	20,587
Bicycle Therapeutics PLC ADR (a)	17,144	411,113
Bio-Path Holdings, Inc. (a)(b)	15,100	24,915
BioAtla, Inc. (a)(b)	20,287	63,904
BioCardia, Inc. (a)(b)	17,950	31,772
Biocept, Inc. (a)(b)	189	408
BioCryst Pharmaceuticals, Inc. (a)(b)	104,504	864,248
Biodexa Pharmaceuticals PLC ADR (a)	369	31
Biogen, Inc. (a)	81,558	24,174,607
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	50,441
BioMarin Pharmaceutical, Inc. (a)	106,278	9,239,809
Biomea Fusion, Inc. (a)	17,536	595,523
BioNTech SE ADR	51,966	5,460,587
Biora Therapeutics, Inc. (a)(b)	1,106	4,955
BioRestorative Therapies, Inc. (a)(b)	3,862	20,198
BioVie, Inc. (a)(b)	20,890	121,998
BioXcel Therapeutics, Inc. (a)(b)	20,250	363,285
Black Diamond Therapeutics, Inc. (a)(b)	11,660	21,688
Blue Water Biotech, Inc. (a)(b)	3,818	3,054
bluebird bio, Inc. (a)(b)	49,567	166,049
Blueprint Medicines Corp. (a)	35,974	2,033,250
Bolt Biotherapeutics, Inc. (a)(b)	25,402	43,691
Bone Biologics Corp. (a)(b)	5,900	1,001
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	67,639
BriaCell Therapeutics Corp. (a)(b)	7,229	42,868
BridgeBio Pharma, Inc. (a)(b)	93,528	1,283,204
Burning Rock Biotech Ltd. ADR (a)(b)	25,600	66,816
C4 Therapeutics, Inc. (a)	24,762	83,943
Cabaletta Bio, Inc. (a)(b)	15,232	153,691
Calyxt, Inc. (a)(b)	3,798	23,927
Candel Therapeutics, Inc. (a)	13,241	19,994
Capricor Therapeutics, Inc. (a)(b)	16,945	76,761
Cardiff Oncology, Inc. (a)(b)	13,765	22,162
CareDx, Inc. (a)	27,154	216,689
Caribou Biosciences, Inc. (a)(b)	29,872	131,736
Carisma Therapeutics, Inc.	4,628	26,241
Carisma Therapeutics, Inc. rights (a)(c)	92,579	1
CASI Pharmaceuticals Holdings, Inc. (a)(b)	22,221	62,663
Catalyst Biosciences, Inc. (a)	25,124	5,527
Catalyst Biosciences, Inc. rights (a)(c)	25,124	0
Catalyst Pharmaceutical Partners, Inc. (a)	57,557	664,783
Celcuity, Inc. (a)(b)	9,722	105,046
Celldex Therapeutics, Inc. (a)	25,225	802,155
Cellectar Biosciences, Inc. (a)(b)	5,942	9,270
Cellectis SA sponsored ADR (a)	10,776	20,474
Celularity, Inc. Class A (a)(b)	79,434	60,394
Centessa Pharmaceuticals PLC ADR (a)(b)	22,686	102,314
Century Therapeutics, Inc. (a)	33,174	105,493
Cerevel Therapeutics Holdings (a)(b)	89,940	2,932,044
Checkpoint Therapeutics, Inc. (a)(b)	4,438	11,716
Chemomab Therapeutics Ltd. ADR (a)(b)	11,737	18,427
Chimerix, Inc. (a)	52,138	71,950
Chinook Therapeutics, Inc. (a)	40,508	979,889
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cidara Therapeutics, Inc. (a)	66,465	88,398
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (a)(b)	39,010	37,848
Codiak Biosciences, Inc. (a)	21,826	240
Coeptis Therapeutics Holdings (a)(b)	2,844	5,389
Cogent Biosciences, Inc. (a)	39,208	460,302
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)(b)	3,590	9,729
Coherus BioSciences, Inc. (a)	43,446	177,694
Collplant Biotechnologies Ltd. (a)	5,925	44,438
Comera Life Sciences Holdings, Inc. (a)(b)	4,547	2,319
Compass Pathways PLC ADR (a)(b)	13,678	100,397
Compass Therapeutics, Inc. (a)(b)	51,226	148,555
Concert Pharmaceuticals, Inc. rights (a)(c)	24,247	0
Connect Biopharma Holdings Ltd. ADR (a)(b)	19,032	21,696
ContraFect Corp. (a)(b)	303	406
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,168	20,531
Corvus Pharmaceuticals, Inc. (a)(b)	27,371	83,208
Crinetics Pharmaceuticals, Inc. (a)	40,924	893,371
CRISPR Therapeutics AG (a)(b)	46,207	2,959,096
CTI BioPharma Corp. (a)	70,768	640,450
Cue Biopharma, Inc. (a)	20,320	81,280
Cullinan Oncology, Inc. (a)	22,932	235,741
CureVac NV (a)(b)	116,501	1,124,235
Curis, Inc. (a)	54,553	42,393
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	6,819
Cyclerion Therapeutics, Inc. (a)	2,508	10,910
Cyclo Therapeutics, Inc. (a)(b)	6,976	8,441
Cyteir Therapeutics, Inc. (a)(b)	22,035	50,681
Cytokinetics, Inc. (a)(b)	54,647	2,059,645
CytomX Therapeutics, Inc. (a)	30,189	51,623
Day One Biopharmaceuticals, Inc. (a)	43,654	580,598
DBV Technologies SA sponsored ADR (a)(b)	23,666	46,149
Decibel Therapeutics, Inc. (a)	8,575	34,643
Deciphera Pharmaceuticals, Inc. (a)	39,810	537,435
Denali Therapeutics, Inc. (a)	78,747	2,379,734
Dermata Therapeutics, Inc. (a)	991	1,586
DermTech, Inc. (a)(b)	11,915	28,358
Design Therapeutics, Inc. (a)(b)	29,265	164,762
DiaMedica Therapeutics, Inc. (a)	42,740	116,680
Diffusion Pharmaceuticals, Inc. (a)(b)	2,365	8,869
Disc Medicine, Inc. (a)	13,212	490,562
Disc Medicine, Inc. rights (a)(c)	10,484	0
Dominari Holdings, Inc. (a)(b)	4,540	11,395
Dyadic International, Inc. (a)(b)	48,866	111,414
Dynavax Technologies Corp. (a)(b)	71,327	815,268
Dyne Therapeutics, Inc. (a)	27,351	356,384
Eagle Pharmaceuticals, Inc. (a)	7,885	163,614
Edesa Biotech, Inc. (a)(b)	19,777	17,997
Editas Medicine, Inc. (a)(b)	80,343	737,549
Effector Therapeutics, Inc. Class A (a)(b)	24,005	22,325
Eiger Biopharmaceuticals, Inc. (a)(b)	23,309	26,106
Eledon Pharmaceuticals, Inc. (a)	10,482	22,012
Elevation Oncology, Inc. (a)(b)	12,156	51,298
Eliem Therapeutics, Inc. (a)(b)	14,651	41,169
Enanta Pharmaceuticals, Inc. (a)	11,608	272,556
Enlivex Therapeutics Ltd. (a)(b)	10,420	27,196
Enochian Biosciences, Inc. (a)(b)	25,710	23,100
Ensysce Biosciences, Inc. (a)(b)	86	203
Entera Bio Ltd. (a)	17,597	13,954
Entrada Therapeutics, Inc. (a)(b)	17,653	202,303
EQRx, Inc. (a)	284,839	501,317
Equillium, Inc. (a)(b)	18,701	11,501
Erasca, Inc. (a)(b)	68,217	184,868
Erytech Pharma SA ADR (a)(b)	2,542	2,377
Essa Pharma, Inc. (a)	19,039	57,117
Eterna Therapeutics, Inc. (a)(b)	1,165	2,435
Evaxion Biotech A/S ADR (a)(b)	2,428	3,691
Evelo Biosciences, Inc. (a)	35,177	4,802
Evogene Ltd. (a)(b)	59,007	35,416
Exact Sciences Corp. (a)	100,779	8,221,551
Exagen, Inc. (a)	8,533	25,684
Exelixis, Inc. (a)	178,272	3,437,084
Exicure, Inc. (a)(b)	2,041	1,798
Exscientia Ltd. ADR (a)(b)	18,767	144,694
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)(b)	62,224	314,231
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	147,863
FibroGen, Inc. (a)	57,654	994,532
Finch Therapeutics Group, Inc. (a)	25,491	7,137
First Wave BioPharma, Inc. (a)	48	89
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)(b)	23,691	149,016
Fortress Biotech, Inc. (a)(b)	60,011	32,286
Frequency Therapeutics, Inc. (a)	14,063	4,922
Fresh Tracks Therapeutics, Inc. (a)(b)	2,323	1,255
Fresh2 Group Ltd. sponsored ADR (a)(b)	3,401	14,420
Fusion Pharmaceuticals, Inc. (a)	25,136	128,194
G1 Therapeutics, Inc. (a)	21,859	55,522
Gain Therapeutics, Inc. (a)(b)	10,062	46,386
Galapagos NV sponsored ADR (a)	10,095	417,529
Galectin Therapeutics, Inc. (a)(b)	67,748	106,364
Galecto, Inc. (a)	6,022	13,128
Galera Therapeutics, Inc. (a)(b)	19,470	59,773
Galmed Pharmaceuticals Ltd. (a)(b)	1,813	8,358
Gamida Cell Ltd. (a)(b)	36,417	76,476
Genelux Corp. (b)	13,940	379,168
Generation Bio Co. (a)	30,848	107,968
Genetron Holdings Ltd. ADR (a)(b)	12,262	11,035
Genfit ADR (a)(b)	3,215	13,085
Genmab A/S ADR (a)(b)	25,385	995,346
Genprex, Inc. (a)(b)	35,156	30,276
GeoVax Labs, Inc. (a)(b)	6,138	3,806
Geron Corp. (a)	228,519	747,257
Gilead Sciences, Inc.	707,195	54,411,583
GlycoMimetics, Inc. (a)(b)	30,238	56,243
Gossamer Bio, Inc. (a)(b)	56,091	75,162
Gracell Biotechnologies, Inc. ADR (a)(b)	33,164	90,869
Graphite Bio, Inc. (a)(b)	10,956	31,115
GreenLight Biosciences Holdings PBC Class A (a)(b)	81,319	23,786
Greenwich Lifesciences, Inc. (a)(b)	7,220	78,626
Grifols SA ADR (a)	70,799	583,384
Gritstone Bio, Inc. (a)	38,068	73,471
Gt Biopharma, Inc. (a)	30,673	6,908
Halozyme Therapeutics, Inc. (a)	77,113	2,500,775
Harpoon Therapeutics, Inc. (a)(b)	20,157	13,707
HCW Biologics, Inc. (a)(b)	23,272	34,210
Heron Therapeutics, Inc. (a)(b)	53,573	61,073
HilleVax, Inc. (a)(b)	18,155	308,998
Histogen, Inc. (a)(b)	2,611	2,256
Homology Medicines, Inc. (a)(b)	29,351	28,667
Hookipa Pharma, Inc. (a)	14,947	19,581
Horizon Therapeutics PLC (a)	128,330	12,836,850
Humacyte, Inc. Class A (a)(b)	58,271	199,870
Humanigen, Inc. (a)(b)	42,206	6,647
I-Mab ADR (a)	34,347	106,476
Icosavax, Inc. (a)(b)	21,560	216,462
Ideaya Biosciences, Inc. (a)(b)	31,393	717,016
IGM Biosciences, Inc. (a)(b)	20,964	252,616
Immatics NV (a)(b)	33,359	329,253
Immix Biopharma, Inc. (a)(b)	3,185	6,434
Immucell Corp. (a)	2,008	9,638
Immuneering Corp. (a)(b)	12,929	100,200
Immunic, Inc. (a)(b)	24,307	40,107
ImmunityBio, Inc. (a)(b)	114,108	313,797
Immunocore Holdings PLC ADR (a)(b)	14,458	797,792
ImmunoGen, Inc. (a)	118,035	1,609,997
Immunome, Inc. (a)(b)	5,950	31,178
Immunovant, Inc. (a)	70,168	1,474,230
Immutep Ltd. ADR (a)(b)	18,722	37,631
Impel Pharmaceuticals, Inc. (a)(b)	15,005	18,606
Imunon, Inc. (a)	4,368	5,154
IMV, Inc. (a)(b)	4,882	354
In8bio, Inc. (a)	6,860	20,854
Incyte Corp. (a)	124,372	7,655,097
Indaptus Therapeutics, Inc. (a)(b)	14,123	23,020
Infinity Pharmaceuticals, Inc. (a)	53,051	9,019
InflaRx NV (a)(b)	26,327	110,310
Inhibikase Therapeutics, Inc. (a)(b)	19,623	13,501
Inhibrx, Inc. (a)(b)	22,443	531,001
Inmune Bio, Inc. (a)(b)	9,762	73,996
Inovio Pharmaceuticals, Inc. (a)(b)	144,978	86,784
Inozyme Pharma, Inc. (a)	19,910	119,261
Insmed, Inc. (a)	81,603	1,552,905
Instil Bio, Inc. (a)(b)	47,996	28,793
Intellia Therapeutics, Inc. (a)	55,719	2,076,090
Intercept Pharmaceuticals, Inc. (a)	26,978	284,348
Inventiva SA ADR (a)(b)	2,231	8,801
Invivyd, Inc. (a)(b)	48,492	87,286
IO Biotech, Inc. (a)(b)	12,730	26,097
Ionis Pharmaceuticals, Inc. (a)	79,115	3,235,804
Iovance Biotherapeutics, Inc. (a)	162,916	1,423,886
Ironwood Pharmaceuticals, Inc. Class A (a)	85,592	931,241
iTeos Therapeutics, Inc. (a)	21,888	356,337
Iveric Bio, Inc. (a)	73,383	2,770,208
Janux Therapeutics, Inc. (a)(b)	24,032	279,252
Jasper Therapeutics, Inc. (a)	96,591	149,716
Kalvista Pharmaceuticals, Inc. (a)	47,522	463,340
Kamada Ltd. (a)(b)	25,878	124,991
Karuna Therapeutics, Inc. (a)	19,413	4,398,015
Karyopharm Therapeutics, Inc. (a)(b)	56,050	126,673
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	5,938
Keros Therapeutics, Inc. (a)	16,512	790,264
Kezar Life Sciences, Inc. (a)	32,480	90,294
Kineta, Inc.	3,022	9,096
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Ltd. (a)	21,394	296,521
Kinnate Biopharma, Inc. (a)	23,511	101,097
Kintara Therapeutics, Inc. (a)(b)	1,218	3,873
Kiromic BioPharma, Inc. (a)(b)	1,223	3,877
Kodiak Sciences, Inc. (a)	24,583	145,777
Kronos Bio, Inc. (a)(b)	13,929	23,261
Krystal Biotech, Inc. (a)	16,196	1,908,699
Kura Oncology, Inc. (a)	42,255	562,837
Kymera Therapeutics, Inc. (a)(b)	29,468	867,538
Lantern Pharma, Inc. (a)(b)	6,838	35,626
Larimar Therapeutics, Inc. (a)	9,372	34,583
LAVA Therapeutics NV (a)	11,124	21,247
Leap Therapeutics, Inc. (a)(b)	56,927	50,665
Legend Biotech Corp. ADR (a)	37,814	2,426,524
Lexicon Pharmaceuticals, Inc. (a)	99,564	328,561
LianBio ADR (a)	15,494	38,735
Liminal BioSciences, Inc. (a)	2,273	15,275
Lisata Therapeutics, Inc. (a)(b)	2,010	8,201
Lixte Biotechnology Holdings, Inc. (a)(b)	25,794	17,870
Longeveron, Inc. (a)(b)	5,000	14,800
Lumos Pharma, Inc. (a)	10,037	36,836
Lyell Immunopharma, Inc. (a)(b)	139,442	444,820
Macrogenics, Inc. (a)	33,170	154,904
Madrigal Pharmaceuticals, Inc. (a)	10,685	2,974,811
Magenta Therapeutics, Inc. (a)	44,600	28,874
Mainz Biomed NV (a)(b)	6,180	33,928
MannKind Corp. (a)(b)	145,163	673,556
Marker Therapeutics, Inc. (a)(b)	2,342	4,169
Medicenna Therapeutics Corp. (a)(b)	34,144	20,445
MediciNova, Inc. (a)(b)	25,966	55,827
MEI Pharma, Inc. (a)(b)	3,186	24,532
MeiraGTx Holdings PLC (a)	27,678	190,425
Mereo Biopharma Group PLC ADR (a)(b)	96,630	97,596
Merrimack Pharmaceuticals, Inc. (a)	5,307	66,444
Mersana Therapeutics, Inc. (a)	62,187	467,646
Merus BV (a)(b)	24,770	538,004
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	25,512
MiMedx Group, Inc. (a)	60,376	353,803
Mineralys Therapeutics, Inc.	26,099	379,479
Minerva Neurosciences, Inc. (a)(b)	6,000	35,820
MiNK Therapeutics, Inc. (a)(b)	19,029	33,491
Mirati Therapeutics, Inc. (a)(b)	31,625	1,175,185
Mirum Pharmaceuticals, Inc. (a)(b)	18,963	497,399
Moderna, Inc. (a)	219,084	27,979,218
Molecular Partners AG ADR (a)	1,070	6,955
Molecular Templates, Inc. (a)(b)	52,167	24,518
Moleculin Biotech, Inc. (a)	15,561	9,858
Monopar Therapeutics, Inc. (a)(b)	13,453	13,157
Monte Rosa Therapeutics, Inc. (a)	24,310	179,408
Moonlake Immunotherapeutics (a)(b)	17,109	465,536
Morphic Holding, Inc. (a)(b)	25,856	1,486,720
Morphosys AG sponsored ADR (a)	6,994	44,832
Mustang Bio, Inc. (a)(b)	3,059	19,547
Myriad Genetics, Inc. (a)	44,051	971,765
Nanobiotix SA ADR (a)(b)	1,588	7,273
Natera, Inc. (a)	63,503	2,991,626
Neoleukin Therapeutics, Inc. (a)(b)	22,529	18,023
Neubase Therapeutics, Inc. (a)(b)	19,719	3,512
Neurobo Pharmaceuticals, Inc. (a)(b)	915	512
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	53,541	4,793,526
NewAmsterdam Pharma Co. NV (a)(b)	18,559	257,228
Neximmune, Inc. (a)(b)	11,947	3,829
NextCure, Inc. (a)	15,140	26,041
Nkarta, Inc. (a)(b)	31,469	145,387
Novavax, Inc. (a)(b)	44,969	362,000
NuCana PLC ADR (a)	18,775	15,668
Nurix Therapeutics, Inc. (a)(b)	35,104	355,252
Nuvalent, Inc. Class A (a)(b)	29,507	1,242,245
Nuvectis Pharma, Inc. (a)	6,558	114,765
Nymox Pharmaceutical Corp. (a)(b)	50,678	21,300
Ocean Biomedical, Inc. Class A (a)(b)	62,705	332,337
Ocugen, Inc. (a)(b)	495,122	227,756
Olema Pharmaceuticals, Inc. (a)	19,973	103,260
Omega Therapeutics, Inc. (a)(b)	27,098	205,674
Omniab, Inc. (c)	3,424	8,218
Omniab, Inc. (c)	3,424	7,704
OncoCyte Corp. (a)(b)	67,850	14,500
Oncolytics Biotech, Inc. (a)	34,659	56,148
Oncorus, Inc. (a)(b)	5,013	1,010
OncoSec Medical, Inc. (a)(b)	706	332
Oncternal Therapeutics, Inc. (a)	28,548	8,136
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	1,305	981
Opthea Ltd. ADR (a)(b)	5,049	15,803
Orchard Therapeutics PLC ADR (a)	2,607	12,514
Organogenesis Holdings, Inc. Class A (a)	71,506	259,567
Organovo Holdings, Inc. (a)(b)	6,946	11,808
Orgenesis, Inc. (a)(b)	14,931	17,768
ORIC Pharmaceuticals, Inc. (a)(b)	18,357	92,519
Outlook Therapeutics, Inc. (a)(b)	106,981	160,472
Ovid Therapeutics, Inc. (a)	34,929	123,649
Oyster Point Pharma, Inc. rights (a)(c)	14,178	0
Panbela Therapeutics, Inc. (a)(b)	146	33
Pardes Biosciences, Inc. (a)(b)	30,249	57,776
Passage Bio, Inc. (a)	20,164	19,176
PDS Biotechnology Corp. (a)(b)	17,716	169,719
PepGen, Inc.	13,803	206,769
PharmaCyte Biotech, Inc. (a)	26,211	82,565
Pharming Group NV ADR (a)(b)	2,093	26,644
Phio Pharmaceuticals Corp. (a)(b)	2,856	9,996
Pieris Pharmaceuticals, Inc. (a)	22,483	19,063
Pluri, Inc. (a)(b)	25,169	21,711
Plus Therapeutics, Inc. (a)(b)	8,899	35,774
PMV Pharmaceuticals, Inc. (a)(b)	22,093	118,198
Point Biopharma Global, Inc. (a)	64,547	598,351
Polarityte, Inc. (a)(b)	4,691	1,764
Portage Biotech, Inc. (a)(b)	9,081	31,602
Poseida Therapeutics, Inc. (a)	45,001	102,152
Praxis Precision Medicines, Inc. (a)	30,282	26,036
Precigen, Inc. (a)	111,174	132,297
Precision BioSciences, Inc. (a)	32,101	23,755
Prelude Therapeutics, Inc. (a)(b)	34,715	193,710
Prime Medicine, Inc. (b)	53,750	737,450
ProKidney Corp. (a)(b)	30,445	369,602
Prometheus Biosciences, Inc. (a)	27,541	5,472,397
ProQR Therapeutics BV (a)(b)	36,293	63,150
Protagenic Therapeutics, Inc. (a)	5,007	9,764
Protagonist Therapeutics, Inc. (a)	40,655	1,059,876
Prothena Corp. PLC (a)	33,476	2,223,811
PTC Therapeutics, Inc. (a)	39,780	1,669,567
Puma Biotechnology, Inc. (a)	21,531	72,129
PureTech Health PLC ADR (a)(b)	566	14,388
Pyxis Oncology, Inc. (a)(b)	17,549	56,508
Qualigen Therapeutics, Inc. (a)(b)	4,888	4,511
Quince Therapeutics, Inc. (a)(b)	15,115	22,673
Radius Health, Inc. (c)	26,855	0
Rallybio Corp. (a)	18,015	128,987
RAPT Therapeutics, Inc. (a)	16,847	337,445
Recursion Pharmaceuticals, Inc. (a)(b)	105,689	926,893
Regeneron Pharmaceuticals, Inc. (a)	60,396	44,424,882
REGENXBIO, Inc. (a)	23,128	398,495
Regulus Therapeutics, Inc. (a)(b)	9,205	11,967
Relay Therapeutics, Inc. (a)(b)	70,041	780,257
Reneo Pharmaceuticals, Inc. (a)	13,048	104,384
RenovoRx, Inc. (a)	3,794	7,095
Repare Therapeutics, Inc. (a)(b)	26,544	281,632
Repligen Corp. (a)	31,171	5,234,234
Replimune Group, Inc. (a)	31,013	588,937
Reunion Neuroscience, Inc. (a)(b)	925	629
Revelation Biosciences, Inc. (a)	45	47
Revolution Medicines, Inc. (a)	53,109	1,324,007
Rezolute, Inc. (a)(b)	7,752	16,512
Rhythm Pharmaceuticals, Inc. (a)(b)	32,252	537,318
Rigel Pharmaceuticals, Inc. (a)	90,653	126,914
Rocket Pharmaceuticals, Inc. (a)	43,952	919,915
Roivant Sciences Ltd. (a)	439,576	3,995,746
S.A.B. Biotherapeutics, Inc. (a)(b)	14,671	13,057
Sage Therapeutics, Inc. (a)	32,980	1,632,510
Salarius Pharmaceuticals, Inc. (a)(b)	1,402	1,977
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	30,701	184,820
Sangamo Therapeutics, Inc. (a)	74,184	83,086
Sarepta Therapeutics, Inc. (a)	48,781	6,029,332
Savara, Inc. (a)(b)	71,163	195,698
Scholar Rock Holding Corp. (a)	36,662	213,373
Seagen, Inc. (a)	105,237	20,594,881
Selecta Biosciences, Inc. (a)(b)	116,771	137,790
Sellas Life Sciences Group, Inc. (a)(b)	12,014	20,604
Sensei Biotherapeutics, Inc. (a)(b)	16,931	24,719
Senti Biosciences, Inc. (a)(b)	28,123	24,858
Sera Prognostics, Inc. (a)(b)	16,037	51,800
Seres Therapeutics, Inc. (a)(b)	77,368	382,972
Shattuck Labs, Inc. (a)	21,179	55,277
Shuttle Pharmaceuticals Holding, Inc. (a)(b)	4,926	5,517
Sigilon Therapeutics, Inc. (a)	785	3,297
Silence Therapeutics PLC ADR (a)(b)	14,687	77,988
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Societal Cdmo, Inc. (a)(b)	19,350	13,545
Soleno Therapeutics, Inc. (a)(b)	4,007	21,117
Solid Biosciences, Inc. (a)(b)	4,251	26,271
Soligenix, Inc. (a)(b)	3,602	2,615
Spectrum Pharmaceuticals, Inc. (a)	67,801	72,547
Spero Therapeutics, Inc. (a)	16,553	28,802
SpringWorks Therapeutics, Inc. (a)(b)	37,448	1,025,326
Spruce Biosciences, Inc. (a)(b)	9,482	23,041
Stoke Therapeutics, Inc. (a)	30,371	340,155
Summit Therapeutics, Inc. (a)(b)	368,134	600,058
Sunshine Biopharma, Inc. (a)(b)	20,179	12,299
Surface Oncology, Inc. (a)	23,135	18,163
Surrozen, Inc. (a)(b)	16,964	10,518
Sutro Biopharma, Inc. (a)	41,361	185,711
Synaptogenix, Inc. (a)	5,004	4,203
Syndax Pharmaceuticals, Inc. (a)	38,393	766,708
Synlogic, Inc. (a)	71,644	37,613
Syros Pharmaceuticals, Inc. (a)(b)	6,421	24,721
T2 Biosystems, Inc. (a)(b)	3,228	291
Talaris Therapeutics, Inc. (a)	9,618	25,488
Tango Therapeutics, Inc. (a)	57,955	156,479
Taysha Gene Therapies, Inc. (a)	14,766	10,320
TCR2 Therapeutics, Inc. (a)	7,938	11,748
Tempest Therapeutics, Inc. (a)	11,414	17,463
Tenax Therapeutics, Inc. (a)	1,521	552
Tenaya Therapeutics, Inc. (a)	27,785	200,052
TG Therapeutics, Inc. (a)	84,648	2,254,176
Theratechnologies, Inc. (a)(b)	51,510	48,935
Tiziana Life Sciences Ltd. (a)	55,884	47,501
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)(b)	2,448	4,382
TRACON Pharmaceuticals, Inc. (a)	18,969	10,945
TransCode Therapeutics, Inc. (a)(b)	851	3,574
Travere Therapeutics, Inc. (a)	38,619	690,894
Trevena, Inc. (a)(b)	7,457	8,501
TScan Therapeutics, Inc. (a)	12,786	29,408
Twist Bioscience Corp. (a)(b)	32,492	492,254
Tyra Biosciences, Inc. (a)(b)	23,991	347,150
Ultragenyx Pharmaceutical, Inc. (a)	38,924	1,921,289
Unicycive Therapeutics, Inc. (a)	26,109	34,464
uniQure B.V. (a)	25,416	490,275
United Therapeutics Corp. (a)	25,414	5,330,332
UNITY Biotechnology, Inc. (a)(b)	4,580	13,786
UroGen Pharma Ltd. (a)(b)	14,376	142,322
Vaccinex, Inc. (a)(b)	39,392	15,958
Vaccitech PLC ADR (a)(b)	7,880	19,227
Valneva SE ADR (a)(b)	359	4,125
Vanda Pharmaceuticals, Inc. (a)	35,063	208,625
Vascular Biogenics Ltd. (a)(b)	40,323	8,423
Vaxart, Inc. (a)(b)	167,528	204,384
Vaxcyte, Inc. (a)	44,411	2,199,233
Vaxxinity, Inc. Class A (a)(b)	60,825	108,269
VBI Vaccines, Inc. (a)(b)	9,359	27,796
VectivBio Holding AG (a)	24,647	407,908
Vera Therapeutics, Inc. (a)	14,729	122,987
Veracyte, Inc. (a)	42,321	1,095,267
Verastem, Inc. (a)	111,497	113,727
Vericel Corp. (a)	25,530	820,024
Vertex Pharmaceuticals, Inc. (a)	144,691	46,817,667
Verve Therapeutics, Inc. (a)(b)	34,834	539,230
Vigil Neuroscience, Inc. (a)(b)	7,791	77,910
Viking Therapeutics, Inc. (a)	46,434	1,019,691
Vincerx Pharma, Inc. (a)	9,297	17,199
Vir Biotechnology, Inc. (a)	76,218	2,032,734
Viracta Therapeutics, Inc. (a)(b)	25,757	34,257
Viridian Therapeutics, Inc. (a)	49,653	1,183,231
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	3,038	5,225
VistaGen Therapeutics, Inc. (a)(b)	109,903	15,617
Vor Biopharma, Inc. (a)(b)	17,145	80,582
Voyager Therapeutics, Inc. (a)	22,411	255,261
vTv Therapeutics, Inc. Class A (a)(b)	44,768	35,367
Werewolf Therapeutics, Inc. (a)	15,965	50,928
Windtree Therapeutics, Inc. (a)(b)	381	488
X4 Pharmaceuticals, Inc. (a)	45,600	92,568
Xbiotech, Inc. (a)	15,395	78,438
Xencor, Inc. (a)	34,666	939,449
Xenetic Biosciences, Inc. (a)(b)	2,070	6,065
Xenon Pharmaceuticals, Inc. (a)	36,857	1,420,100
Xilio Therapeutics, Inc. (a)(b)	15,714	47,928
XOMA Corp. (a)(b)	6,585	111,945
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	10,862
Y-mAbs Therapeutics, Inc. (a)	17,901	145,535
Yield10 Bioscience, Inc. (a)(b)	7,586	21,089
YS Biopharma Co. Ltd. (a)(b)	13,608	20,548
Zai Lab Ltd. ADR (a)	38,656	1,255,933
Zentalis Pharmaceuticals, Inc. (a)	32,066	834,999
Zymeworks, Inc. (a)(b)	31,500	259,245
ZyVersa Therapeutics, Inc. Class A (a)(b)	4,076	1,508
		560,453,032
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (c)	25,491	71,120
Accelerate Diagnostics, Inc. (a)(b)	83,483	58,505
Accuray, Inc. (a)(b)	50,472	186,242
Acutus Medical, Inc. (a)	11,416	9,704
Aethlon Medical, Inc. (a)(b)	31,992	9,716
Align Technology, Inc. (a)	43,893	12,406,795
Alpha Tau Medical Ltd. Class A (a)	26,606	106,158
Alphatec Holdings, Inc. (a)	53,739	814,683
Angiodynamics, Inc. (a)	20,081	189,966
Apyx Medical Corp. (a)(b)	18,122	114,712
Aspira Women's Health, Inc. (a)(b)	4,278	13,732
Atricure, Inc. (a)	25,041	1,126,094
Atrion Corp.	1,094	569,274
Avinger, Inc. (a)(b)	3,056	1,655
AxoGen, Inc. (a)	22,322	189,737
Axonics Modulation Technologies, Inc. (a)	26,110	1,263,463
Beyond Air, Inc. (a)(b)	24,913	131,042
BioLase Technology, Inc. (a)(b)	4,175	340
Biomerica, Inc. (a)(b)	5,860	8,028
BioSig Technologies, Inc. (a)(b)	26,213	40,630
Bioventus, Inc. (a)(b)	34,854	94,280
BrainsWay Ltd. ADR (a)	3,457	6,067
Cerus Corp. (a)	93,501	200,092
Check Capital Ltd. (a)(b)	2,932	4,398
ClearPoint Neuro, Inc. (a)(b)	13,370	102,949
Co.-Diagnostics, Inc. (a)(b)	17,214	18,763
ConforMis, Inc. (a)(b)	3,067	3,404
Cue Health, Inc. (a)	79,656	60,658
Cutera, Inc. (a)(b)	10,797	181,498
CVRx, Inc. (a)(b)	10,458	130,934
CytoSorbents Corp. (a)(b)	21,655	64,315
DarioHealth Corp. (a)(b)	11,331	44,191
Delcath Systems, Inc. (a)(b)	2,322	18,483
Dentsply Sirona, Inc.	121,331	4,382,476
DexCom, Inc. (a)	218,003	25,563,032
Eargo, Inc. (a)(b)	10,658	50,732
EDAP TMS SA sponsored ADR (a)(b)	22,764	226,502
Ekso Bionics Holdings, Inc. (a)(b)	5,843	7,888
electroCore, Inc. (a)(b)	10,983	53,377
Embecta Corp.	34,326	949,800
ENDRA Life Sciences, Inc. (a)(b)	1,773	2,624
Envveno Medical Corp. (a)(b)	20,487	59,617
Establishment Labs Holdings, Inc. (a)(b)	13,987	902,441
Femasys, Inc. (a)(b)	6,504	4,553
Fonar Corp. (a)	3,366	57,626
GE Healthcare Holding LLC	255,880	20,345,019
Helius Medical Technologies, Inc. (U.S.) (a)(b)	2,717	421
Heska Corp. (a)	5,658	677,432
Hologic, Inc. (a)	140,785	11,106,529
Hyperfine, Inc. (a)(b)	25,802	42,315
IceCure Medical Ltd. (a)(b)	3,905	4,139
ICU Medical, Inc. (a)(b)	13,670	2,390,746
IDEXX Laboratories, Inc. (a)	46,487	21,605,763
Inari Medical, Inc. (a)(b)	30,948	1,869,259
InMode Ltd. (a)(b)	47,785	1,508,572
Inogen, Inc. (a)	13,301	140,060
Inspira Technologies Oxy BHN Ltd. (a)(b)	2,924	4,094
InspireMD, Inc. (a)(b)	14,051	25,994
Insulet Corp. (a)	39,308	10,780,219
Integra LifeSciences Holdings Corp. (a)	47,719	1,810,936
Intuitive Surgical, Inc. (a)	198,817	61,203,825
InVivo Therapeutics Holdings Corp. (a)(b)	1,757	2,267
INVO Bioscience, Inc. (a)(b)	4,947	1,260
IRadimed Corp.	7,986	375,582
iRhythm Technologies, Inc. (a)	16,900	1,931,163
Iridex Corp. (a)	7,305	15,706
Kewaunee Scientific Corp. (a)	1,782	27,478
KORU Medical Systems, Inc. (a)	31,356	114,920
Lantheus Holdings, Inc. (a)	38,748	3,355,189
LeMaitre Vascular, Inc. (b)	12,899	810,573
LENSAR, Inc. (a)	5,527	16,249
LivaNova PLC (a)	29,154	1,290,939
LogicMark, Inc. (a)(b)	303	842
Lucid Diagnostics, Inc. (a)(b)	11,733	18,655
LumiraDx Ltd. (a)(b)	34,946	14,328
Masimo Corp. (a)	29,536	4,780,106
Medigus Ltd. ADR (b)	510	2,264
Meihua International Medical Technologies Co. Ltd. (a)(b)	8,805	24,302
Merit Medical Systems, Inc. (a)	31,052	2,558,685
Mesa Laboratories, Inc. (b)	2,822	365,421
Microbot Medical, Inc. (a)(b)	2,681	5,255
Minerva Surgical, Inc. (a)(b)	7,396	1,459
Motus GI Holdings, Inc. (a)(b)	2,146	1,429
Nano-X Imaging Ltd. (a)(b)	29,795	530,053
NanoVibronix, Inc. (a)(b)	1,284	4,982
Nemaura Medical, Inc. (a)(b)	11,700	5,837
Neogen Corp. (a)(b)	129,217	2,260,005
Neovasc, Inc. rights (a)(c)	854	0
NeuroMetrix, Inc. (a)(b)	2,657	2,684
Neuronetics, Inc. (a)(b)	7,893	21,548
NeuroOne Medical Technologies Corp. (a)(b)	1,701	2,058
NeuroPace, Inc. (a)(b)	12,686	56,453
NEXGEL, Inc. (a)	547	1,275
Novocure Ltd. (a)(b)	59,205	4,251,511
NuVasive, Inc. (a)	29,326	1,119,080
Nyxoah SA (a)(b)	3,633	29,282
Omnicell, Inc. (a)	24,667	1,811,051
OraSure Technologies, Inc. (a)	41,450	208,494
Orchestra BioMed Holdings, Inc. (a)(b)	15,495	232,425
Orthofix International NV (a)	24,866	464,746
OrthoPediatrics Corp. (a)(b)	15,188	656,122
Outset Medical, Inc. (a)	25,667	534,644
PAVmed, Inc. (a)(b)	45,379	18,202
PetVivo Holdings, Inc. (a)(b)	12,298	25,580
Predictive Oncology, Inc. (a)(b)	6,561	21,192
Pro-Dex, Inc. (a)(b)	3,523	66,937
PROCEPT BioRobotics Corp. (a)	25,611	856,688
Profound Medical Corp. (a)(b)	10,870	130,984
ProSomnus, Inc. (a)(b)	7,965	38,471
Pulmonx Corp. (a)	24,714	296,815
Pulse Biosciences, Inc. (a)(b)	18,830	116,746
QuidelOrtho Corp. (a)	38,139	3,247,154
ReWalk Robotics Ltd. (a)(b)	29,639	18,077
Rockwell Medical Technologies, Inc. (a)(b)	3,194	10,604
RxSight, Inc. (a)	21,683	528,415
Sanara Medtech, Inc. (a)(b)	4,237	142,109
SeaStar Medical Holding Corp. (Class A) (a)(b)	3,971	2,065
Semler Scientific, Inc. (a)	4,084	112,269
Sensus Healthcare, Inc. (a)(b)	10,687	28,748
Shockwave Medical, Inc. (a)	20,174	5,549,666
SI-BONE, Inc. (a)	17,331	436,395
Sientra, Inc. (a)(b)	3,100	5,146
Sight Sciences, Inc. (a)	24,595	235,866
Silk Road Medical, Inc. (a)(b)	19,105	576,780
Sintx Technologies, Inc. (a)	211	310
SmileDirectClub, Inc. (a)(b)	44,592	15,835
Staar Surgical Co. (a)(b)	26,676	1,547,742
STRATA Skin Sciences, Inc. (a)	17,447	15,615
Surgalign Holdings, Inc. (a)(b)	11,452	9,288
SurModics, Inc. (a)	7,764	142,314
Tactile Systems Technology, Inc. (a)(b)	12,519	263,149
Talis Biomedical Corp. (a)	13,579	6,659
Tandem Diabetes Care, Inc. (a)	35,812	930,754
Tela Bio, Inc. (a)	7,936	80,392
Thermogenesis Holdings, Inc. (a)(b)	146	190
TransMedics Group, Inc. (a)	17,684	1,284,919
Treace Medical Concepts, Inc. (a)	28,866	767,836
Trinity Biotech PLC sponsored ADR (a)	5,165	4,803
UFP Technologies, Inc. (a)	5,073	784,438
Utah Medical Products, Inc.	2,529	236,436
Varex Imaging Corp. (a)	23,722	522,833
Venus Concept, Inc. (a)(b)	1,875	4,069
ViewRay, Inc. (a)	126,726	69,826
Vivani Medical, Inc. (a)(b)	3,026	3,964
Zimvie, Inc. (a)	17,620	175,848
Zynex, Inc. (a)(b)	24,118	226,227
		231,482,297
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (a)(b)	182,416	350,239
Acadia Healthcare Co., Inc. (a)	50,937	3,597,680
Accolade, Inc. (a)(b)	37,420	450,537
AdaptHealth Corp. (a)	75,766	794,028
Addus HomeCare Corp. (a)	8,720	786,108
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	2,117
AirSculpt Technologies, Inc. (b)	29,506	249,031
Akumin, Inc. (a)(b)	36,627	14,497
Alignment Healthcare, Inc. (a)	103,822	609,435
Amedisys, Inc. (a)(b)	18,157	1,378,661
Apollo Medical Holdings, Inc. (a)(b)	31,352	991,350
Assure Holdings Corp. (a)	31	30
Aveanna Healthcare Holdings, Inc. (a)	100,162	118,191
BIMI International Medical, Inc. (a)(b)	357	343
Biodesix, Inc. (a)(b)	16,804	23,526
CareMax, Inc. Class A (a)(b)	57,146	150,294
Castle Biosciences, Inc. (a)	13,646	333,372
Centogene NV (a)(b)	11,156	8,936
Clover Health Investments Corp. (a)(b)	296,263	250,905
Corvel Corp. (a)	10,115	1,976,876
Cosmos Health, Inc. (a)(b)	1,781	6,091
Cross Country Healthcare, Inc. (a)	22,341	569,696
DocGo, Inc. Class A (a)	55,906	500,359
ETAO International Co. Ltd. (a)(b)	1,605	724
EUDA Health Holdings Ltd. (a)(b)	2,778	3,695
Fulgent Genetics, Inc. (a)	15,751	626,417
G Medical Innovations Holdings Ltd. (a)(b)	1,112	434
GeneDx Holdings Corp. Class A (a)(b)	5,082	38,217
Great Elm Group, Inc. (a)	7,056	14,324
Greenbrook TMS, Inc. (a)(b)	16,163	9,948
Guardant Health, Inc. (a)	59,938	1,757,382
HealthEquity, Inc. (a)	48,065	2,633,962
Henry Schein, Inc. (a)	77,434	5,722,373
IMAC Holdings, Inc. (a)(b)	54,807	7,092
Innovage Holding Corp. (a)(b)	77,714	523,015
LifeStance Health Group, Inc. (a)(b)	209,488	1,715,707
Modivcare, Inc. (a)(b)	7,758	348,567
MSP Recovery, Inc. (a)(b)	13,433	8,449
MSP Recovery, Inc. warrants 5/20/27 (a)(b)	1,585,094	4,280
National Research Corp. Class A	15,135	679,562
NeoGenomics, Inc. (a)	71,021	1,220,141
Novo Integrated Sciences, Inc. (a)	12,127	1,601
Nutex Health, Inc. (a)(b)	307,423	133,821
Ontrak, Inc. (a)(b)	10,232	4,604
Opko Health, Inc. (a)(b)	430,736	598,723
Option Care Health, Inc. (a)	102,132	2,813,737
P3 Health Partners, Inc. Class A (a)(b)	55,233	223,694
Patterson Companies, Inc.	54,157	1,418,372
Pennant Group, Inc. (a)	17,279	207,348
PetIQ, Inc. Class A (a)(b)	15,095	192,159
Precipio, Inc. (a)(b)	61,940	35,925
Premier, Inc.	68,207	1,705,175
Prenetics Global Ltd. (a)(b)	44,743	40,269
Privia Health Group, Inc. (a)	62,434	1,557,728
Progyny, Inc. (a)(b)	56,927	2,120,531
Psychemedics Corp.	4,592	21,766
Quipt Home Medical Corp. (a)	18,355	89,940
R1 RCM, Inc. (a)	234,912	3,817,320
RadNet, Inc. (a)	35,037	1,013,971
Star Equity Holdings, Inc. (a)(b)	11,004	11,224
Surgery Partners, Inc. (a)	68,818	2,579,299
Talkspace, Inc. Class A (a)(b)	79,242	84,789
The Ensign Group, Inc.	31,601	2,800,165
The Joint Corp. (a)	8,305	117,765
The Oncology Institute, Inc. (a)(b)	32,634	13,951
Viemed Healthcare, Inc. (a)	19,429	185,158
Virax Biolabs Group Ltd. (b)(d)	5,416	2,102
Vivos Therapeutics, Inc. (a)(b)	36,452	13,910
		50,281,638
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	34,561	40,436
Augmedix, Inc. (a)	8,640	31,968
Better Therapeutics, Inc. (a)(b)	6,986	4,891
Biotricity, Inc. (a)(b)	31,571	21,784
CareCloud, Inc. (a)	13,011	36,561
Certara, Inc. (a)	90,887	1,888,632
Computer Programs & Systems, Inc. (a)	10,575	252,320
Definitive Healthcare Corp. (a)(b)	59,328	577,855
Forian, Inc. (a)(b)	18,658	44,593
GoodRx Holdings, Inc. (a)	46,684	253,494
Health Catalyst, Inc. (a)	27,691	311,801
HealthStream, Inc.	16,614	382,454
HTG Molecular Diagnostics (a)(b)	776	1,653
iCAD, Inc. (a)(b)	17,375	22,414
iSpecimen, Inc. (a)	5,334	6,828
Lifemd, Inc. (a)(b)	11,075	21,596
Nextgen Healthcare, Inc. (a)	39,057	608,117
OptimizeRx Corp. (a)	10,957	153,836
Renalytix AI PLC ADR (a)(b)	4,865	11,919
Schrodinger, Inc. (a)	32,559	1,089,099
SCWorx, Corp. (a)(b)	21,155	5,331
Sharecare, Inc. Class A (a)	191,907	285,941
Simulations Plus, Inc. (b)	11,532	509,599
SOPHiA GENETICS SA (a)(b)	25,124	117,078
Streamline Health Solutions, Inc. (a)	19,282	28,923
Tabula Rasa HealthCare, Inc. (a)(b)	16,205	86,049
Trxade Health, Inc. (a)(b)	15,392	4,310
Veradigm, Inc. (a)(b)	66,307	781,096
		7,580,578
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	53,766	2,820,564
AbCellera Biologics, Inc. (a)(b)	162,374	1,131,747
Adaptive Biotechnologies Corp. (a)	87,891	611,721
Akoya Biosciences, Inc. (a)	25,075	141,172
Alpha Teknova, Inc. (a)	16,055	61,651
Applied DNA Sciences, Inc. (a)(b)	15,383	16,921
Azenta, Inc. (a)	41,417	1,791,285
Bio-Techne Corp.	87,933	7,192,040
BioLife Solutions, Inc. (a)(b)	22,958	536,069
BioNano Genomics, Inc. (a)(b)	155,696	107,726
Bruker Corp.	82,993	5,734,816
Champions Oncology, Inc. (a)	10,958	53,694
ChromaDex, Inc. (a)(b)	42,495	59,918
Codexis, Inc. (a)	35,046	77,452
Compugen Ltd. (a)(b)	27,170	27,713
CryoPort, Inc. (a)	26,414	486,282
Cytek Biosciences, Inc. (a)(b)	77,112	602,245
Evotec OAI AG ADR (a)	9,752	106,004
Genetic Technologies Ltd. ADR (a)(b)	2,511	2,405
Harvard Bioscience, Inc. (a)	25,302	141,438
ICON PLC (a)	45,874	9,772,538
Illumina, Inc. (a)	90,180	17,733,897
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	55,249
Inotiv, Inc. (a)(b)	12,964	78,821
Maravai LifeSciences Holdings, Inc. (a)	75,470	969,035
MaxCyte, Inc. (a)	54,747	223,368
Medpace Holdings, Inc. (a)	17,464	3,614,524
Miromatrix Medical, Inc. (a)(b)	10,203	9,693
Nanostring Technologies, Inc. (a)	22,753	134,015
Nautilus Biotechnology, Inc. (a)	73,031	208,869
Olink Holding AB ADR (a)(b)	18,467	359,737
OmniAb, Inc. (a)	46,694	201,718
Pacific Biosciences of California, Inc. (a)	133,667	1,654,797
Personalis, Inc. (a)	23,807	42,853
Phenomex, Inc. (a)	63,423	44,396
Quanterix Corp. (a)	18,705	366,805
Quantum-Si, Inc. (a)(b)	64,799	97,846
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)(e)	1,151	490
rights (a)(c)	3,438,400	34
Rapid Micro Biosystems, Inc. (a)	21,522	22,598
Science 37 Holdings, Inc. (a)(b)	82,595	21,177
Seer, Inc. (a)	35,353	130,099
Singular Genomics Systems, Inc. (a)(b)	25,471	26,872
SomaLogic, Inc. Class A (a)	130,594	395,700
Sotera Health Co. (a)	159,442	2,246,538
Standard BioTools, Inc. (a)	41,862	98,376
Syneos Health, Inc. (a)	57,615	2,396,784
Telesis Bio, Inc. (a)(b)	4,784	7,654
		62,617,346
Pharmaceuticals - 0.7%
9 Meters Biopharma, Inc. (a)(b)	6,852	4,796
A Menarini Industrie Farmaceut rights (a)(c)	32,407	0
Acasti Pharma, Inc. (a)(b)	18,348	9,908
AcelRx Pharmaceuticals, Inc. (a)(b)	7,485	7,455
Acer Therapeutics, Inc. (a)(b)	14,284	12,713
Aclaris Therapeutics, Inc. (a)	38,620	322,477
Adamis Pharmaceuticals Corp. (a)(b)	1,251	2,615
Adial Pharmaceuticals, Inc. (a)(b)	16,546	4,352
Agile Therapeutics, Inc. (a)(b)	48	182
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	5,354
Alimera Sciences, Inc. (a)(b)	5,507	15,144
Altamira Therapeutics Ltd. (a)(b)	943	783
Amphastar Pharmaceuticals, Inc. (a)	29,456	1,306,963
Amryt Pharma PLC:
rights (a)(c)	160,470	2
rights (a)(c)	160,470	2
Amylyx Pharmaceuticals, Inc. (a)	38,285	945,257
AN2 Therapeutics, Inc. (a)(b)	5,024	28,185
Anebulo Pharmaceuticals, Inc. (a)(b)	4,108	9,284
Angion Biomedica Corp. (a)(b)	16,608	16,276
ANI Pharmaceuticals, Inc. (a)	9,565	431,764
Aquestive Therapeutics, Inc. (a)(b)	39,828	92,003
Artelo Biosciences, Inc. (a)(b)	3,253	5,693
Arvinas Holding Co. LLC (a)	31,478	687,165
Assertio Holdings, Inc. (a)(b)	29,212	184,912
AstraZeneca PLC sponsored ADR	345,741	25,266,752
atai Life Sciences NV (a)(b)	117,226	209,835
Atea Pharmaceuticals, Inc. (a)	43,830	174,882
Athira Pharma, Inc. (a)	16,877	46,749
Aurora Cannabis, Inc. (a)(b)	148,904	75,777
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	561,313
Avenue Therapeutics, Inc. (a)(b)	1,272	1,374
Axsome Therapeutics, Inc. (a)(b)	24,669	1,820,079
Baudax Bio, Inc. (a)(b)	444	233
Belite Bio, Inc. ADR (a)(b)	5,895	97,209
Biofrontera, Inc. (a)(b)	10,901	5,123
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	1,376	2,436
Biote Corp. Class A (a)(b)	5,866	32,087
Bright Green Corp. (a)(b)	89,677	92,367
Calliditas Therapeutics AB ADR (a)(b)	5,831	99,477
Cara Therapeutics, Inc. (a)	34,753	110,515
Cardiol Therapeutics, Inc. (a)(b)	52,435	35,525
Cassava Sciences, Inc. (a)(b)	22,322	506,933
China SXT Pharmaceuticals, Inc. (a)(b)	1,333	270
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)(b)	75,361	87,419
Clearside Biomedical, Inc. (a)	38,079	41,125
Clever Leaves Holdings, Inc. (a)(b)	14,276	3,563
CNS Pharmaceuticals, Inc. (a)(b)	1,358	2,499
Cocrystal Pharma, Inc. (a)(b)	4,223	9,122
Cognition Therapeutics, Inc. (a)	8,935	18,317
Collegium Pharmaceutical, Inc. (a)(b)	23,387	516,151
Context Therapeutics, Inc. (a)(b)	2,231	1,941
Corcept Therapeutics, Inc. (a)	62,375	1,465,189
CorMedix, Inc. (a)(b)	22,697	109,173
Cronos Group, Inc. (a)(b)	260,717	456,255
Cumberland Pharmaceuticals, Inc. (a)(b)	11,327	18,236
CymaBay Therapeutics, Inc. (a)	58,261	523,184
Dare Bioscience, Inc. (a)	29,994	30,294
DICE Therapeutics, Inc. (a)(b)	27,657	874,238
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	85,522
Edgewise Therapeutics, Inc. (a)(b)	33,836	342,420
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	2,954	19,880
Enliven Therapeutics, Inc. (a)(b)	2,051	37,533
Enliven Therapeutics, Inc. rights (a)(c)	8,204	0
Enveric Biosciences, Inc. (a)(b)	96	402
Esperion Therapeutics, Inc. (a)(b)	48,336	65,737
Eton Pharmaceuticals, Inc. (a)(b)	19,371	76,709
Evoke Pharma, Inc. (a)(b)	4,486	7,312
Evolus, Inc. (a)(b)	29,762	269,346
Eyenovia, Inc. (a)	21,508	61,083
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,491	93,721
Fulcrum Therapeutics, Inc. (a)(b)	37,833	102,906
GH Research PLC (a)(b)	29,429	329,605
Gri Bio, Inc. (a)(b)	318	1,905
Harmony Biosciences Holdings, Inc. (a)	33,782	1,168,182
Harrow Health, Inc. (a)(b)	22,258	419,786
Hepion Pharmaceuticals, Inc. (a)(b)	2,007	19,267
HEXO Corp. (a)	5,765	5,557
High Tide, Inc. (a)(b)	46,134	59,974
Hoth Therapeutics, Inc. (a)(b)	1,988	3,141
HUTCHMED China Ltd. sponsored ADR (a)	22,305	267,660
Ikena Oncology, Inc. (a)	27,112	174,872
Incannex Healthcare Ltd. ADR (a)	489	929
InMed Pharmaceuticals, Inc. (a)	556	739
Innoviva, Inc. (a)(b)	42,389	571,828
InterCure Ltd. (a)(b)	14,148	27,447
Intra-Cellular Therapies, Inc. (a)	53,306	3,165,310
Ipsen SA (c)	103,469	1
Iterum Therapeutics PLC (a)(b)	6,139	7,060
Jaguar Health, Inc. (a)(b)	527	350
Jazz Pharmaceuticals PLC (a)	36,182	4,637,085
Kala Pharmaceuticals, Inc. (a)(b)	790	11,297
Landos Biopharma, Inc. (a)(b)	2,305	6,362
Lexaria Bioscience Corp. (a)(b)	2,740	2,035
Ligand Pharmaceuticals, Inc.:
Class B (a)	11,014	771,861
General CVR (a)(c)	1,518	8
Glucagon CVR (a)(c)	1,518	5
rights (a)(c)	1,518	11
TR Beta CVR (a)(c)	1,518	271
Lipocine, Inc. (a)(b)	3,603	16,574
Liquidia Corp. (a)	36,922	299,807
Longboard Pharmaceuticals, Inc. (a)	6,573	45,551
Lyra Therapeutics, Inc. (a)(b)	10,575	27,178
Marinus Pharmaceuticals, Inc. (a)	20,303	144,354
MediWound Ltd. (a)(b)	2,691	24,650
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	69,249
Mind Medicine (MindMed), Inc. (a)(b)	34,366	121,656
MyMD Pharmaceuticals, Inc. (a)(b)	21,161	36,820
Nabriva Therapeutics PLC (a)(b)	1,709	2,649
Nektar Therapeutics (a)	33,166	19,240
NGM Biopharmaceuticals, Inc. (a)	63,741	193,135
NLS Pharmaceutics Ltd. (a)(b)	14,362	14,793
Novan, Inc. (a)(b)	10,162	13,820
NRX Pharmaceuticals, Inc. (a)(b)	30,907	21,635
Nutriband, Inc. (a)(b)	6,718	18,878
Ocular Therapeutix, Inc. (a)(b)	35,651	228,166
Oculis Holding AG (a)(b)	1,100	12,650
Ocuphire Pharma, Inc. (a)(b)	34,766	134,197
Omeros Corp. (a)(b)	40,138	248,856
Onconova Therapeutics, Inc. (a)(b)	33,198	38,842
Opiant Pharmaceuticals, Inc. rights (a)(c)	3,728	0
OptiNose, Inc. (a)(b)	56,631	70,789
Oramed Pharmaceuticals, Inc. (a)(b)	18,130	73,245
Pacira Biosciences, Inc. (a)	26,424	1,004,905
PainReform Ltd. (a)(b)	19,107	8,858
Palisade Bio, Inc. (a)(b)	1,306	1,724
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	45,404
PaxMedica, Inc. (b)	2,979	3,902
Petros Pharmaceuticals, Inc. (a)(b)	674	1,570
Pharvaris BV (a)(b)	18,643	159,398
Phathom Pharmaceuticals, Inc. (a)(b)	21,720	255,427
Phibro Animal Health Corp. Class A	16,621	221,059
Pliant Therapeutics, Inc. (a)	30,478	659,239
PolyPid Ltd. (a)(b)	12,545	4,767
Procaps Group SA (a)(b)	21,223	96,565
Processa Pharmaceuticals, Inc. (a)(b)	11,057	6,855
ProPhase Labs, Inc. (b)	11,262	106,876
Pulmatrix, Inc. (a)	2,220	6,038
Purple Biotech Ltd. ADR (a)(b)	12,666	22,292
Qilian International Holding Group Ltd. (b)	23,641	22,695
Rain Oncology, Inc. (a)(b)	10,662	11,835
Rani Therapeutics Holdings, Inc. (a)(b)	14,915	60,853
Reata Pharmaceuticals, Inc. (a)(b)	18,956	1,706,988
RedHill Biopharma Ltd. sponsored ADR (a)(b)	1,040	2,413
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	138,092
Relmada Therapeutics, Inc. (a)	14,221	40,388
Revance Therapeutics, Inc. (a)	47,886	1,463,396
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	76,241
Royalty Pharma PLC	249,891	8,181,431
RVL Pharmaceuticals PLC (a)(b)	45,207	37,974
Sanofi SA sponsored ADR	166,560	8,497,891
Satsuma Pharmaceuticals, Inc. (a)	19,951	20,949
Scilex Holding Co. (a)(b)	83,438	496,456
Scilex Holding Co.	39,285	210,371
scPharmaceuticals, Inc. (a)(b)	18,268	194,006
SCYNEXIS, Inc. (a)(b)	18,298	45,745
Seelos Therapeutics, Inc. (a)(b)	84,689	78,871
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	1,582	1,835
SIGA Technologies, Inc. (b)	42,115	236,265
Sol-Gel Technologies Ltd. (a)(b)	13,406	47,323
Sonoma Pharmaceuticals, Inc. (a)(b)	4,975	4,776
Supernus Pharmaceuticals, Inc. (a)	32,482	1,076,453
Tarsus Pharmaceuticals, Inc. (a)	17,259	289,088
Terns Pharmaceuticals, Inc. (a)(b)	26,112	277,048
TFF Pharmaceuticals, Inc. (a)	10,670	4,908
TherapeuticsMD, Inc. (a)(b)	2,275	9,441
Theravance Biopharma, Inc. (a)(b)	43,005	480,796
Theseus Pharmaceuticals, Inc. (a)(b)	21,027	153,077
Third Harmonics Bio, Inc. (b)	17,293	82,833
Tilray Brands, Inc. Class 2 (a)(b)	370,726	619,112
Titan Pharmaceuticals, Inc. (a)(b)	19,257	14,712
Trevi Therapeutics, Inc. (a)(b)	21,600	46,656
Universe Pharmaceuticals, Inc. (a)(b)	8,802	5,017
Ventyx Biosciences, Inc. (a)(b)	31,061	1,070,673
Verona Pharma PLC ADR (a)	32,790	705,641
Verrica Pharmaceuticals, Inc. (a)(b)	20,418	115,770
Viatris, Inc.	686,122	6,278,016
Virpax Pharmaceuticals, Inc. (a)(b)	6,419	5,038
Vyne Therapeutics, Inc. (a)(b)	1,680	10,567
WAVE Life Sciences (a)(b)	49,083	194,369
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	195,269
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)(b)	18,495	93,215
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	7,271
		87,997,423
TOTAL HEALTH CARE		1,000,412,314
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)(b)	9,144	17,008
AeroVironment, Inc. (a)	14,029	1,310,449
AerSale Corp. (a)	32,388	486,468
Aerwins Technology, Inc. Class A (a)(b)	2,112	1,225
Astra Space, Inc. Class A (a)(b)	107,445	38,669
Astronics Corp. (a)	11,489	182,675
Axon Enterprise, Inc. (a)	40,217	7,758,261
Byrna Technologies, Inc. (a)(b)	14,709	68,691
Draganfly, Inc. (a)(b)	18,003	15,123
EHang Holdings Ltd. ADR (a)(b)	18,331	183,493
Elbit Systems Ltd. (b)	25,289	5,218,132
Innovative Solutions & Support, Inc. (a)	6,779	44,470
Intuitive Machines, Inc. Class A (a)(b)	52,949	363,230
Kratos Defense & Security Solutions, Inc. (a)	68,797	903,993
Leonardo DRS, Inc. (a)	147,137	2,221,769
Lilium NV (a)(b)	18,161	19,069
Mercury Systems, Inc. (a)	33,713	1,368,411
Momentus, Inc. Class A (a)(b)	35,057	11,793
Rocket Lab U.S.A., Inc. Class A (a)(b)	282,570	1,294,171
Satellogic, Inc. Class A (a)(b)	49,366	108,605
TAT Technologies Ltd. (a)	4,899	31,623
VirTra, Inc. (a)	1,810	14,136
Woodward, Inc.	33,738	3,556,323
		25,217,787
Air Freight & Logistics - 0.2%
Addentax Group Corp. (a)(b)	14,985	10,939
Air T, Inc. (a)(b)	1,316	33,729
Air Transport Services Group, Inc. (a)	43,309	723,260
C.H. Robinson Worldwide, Inc. (b)	66,256	6,263,842
Expeditors International of Washington, Inc.	89,532	9,876,275
Forward Air Corp.	15,781	1,535,018
Freight Technologies, Inc. (a)(b)	761	913
Freightos Ltd. (a)	10,007	19,514
Hub Group, Inc. Class A (a)	18,738	1,378,367
		19,841,857
Building Products - 0.1%
AAON, Inc.	31,699	2,745,450
American Woodmark Corp. (a)	8,946	532,287
Apogee Enterprises, Inc.	10,769	397,484
Applied UV, Inc. (a)	861	1,662
Caesarstone Sdot-Yam Ltd.	30,851	143,149
CSW Industrials, Inc.	8,472	1,200,652
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	16,454
Gibraltar Industries, Inc. (a)	18,047	943,858
Intelligent Living Application Group, Inc. (b)	8,624	9,141
Molekule Group, Inc. (a)(b)	11,410	20,424
UFP Industries, Inc.	34,558	2,698,980
View, Inc. Class A (a)(b)	117,562	18,328
		8,727,869
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	72,728	1,239,285
Aqua Metals, Inc. (a)(b)	36,541	37,637
Aurora Innovation, Inc. (a)	237,890	335,425
Bridger Aerospace Group Holdings, Inc. (a)(b)	30,894	196,177
Casella Waste Systems, Inc. Class A (a)	27,982	2,522,857
CECO Environmental Corp. (a)	21,695	233,438
Cimpress PLC (a)	15,021	717,703
Cintas Corp.	56,561	26,704,711
Copart, Inc. (a)	265,905	23,290,619
Driven Brands Holdings, Inc. (a)	94,370	2,343,207
Fuel Tech, Inc. (a)	7,428	10,102
Greenwave Technology Solutions, Inc. (a)(b)	7,560	5,897
Guardforce AI Co. Ltd. (a)	119	747
Healthcare Services Group, Inc.	46,535	628,688
Heritage-Crystal Clean, Inc. (a)	13,663	453,065
Interface, Inc.	29,819	206,646
Kimball International, Inc. Class B	34,877	428,987
Knightscope, Inc. Class A (a)(b)	8,793	3,355
LanzaTech Global, Inc. (a)(b)	1,196	3,516
Liquidity Services, Inc. (a)	22,490	340,274
Matthews International Corp. Class A	14,831	570,994
Millerknoll, Inc.	40,332	546,499
Odyssey Marine Exploration, Inc. (a)(b)	6,411	22,439
Performant Financial Corp. (a)	31,795	75,672
Perma-Fix Environmental Services, Inc. (a)(b)	9,998	107,978
PyroGenesis Canada, Inc. (a)(b)	105,149	80,986
Quest Resource Holding Corp. (a)	7,646	41,288
Quhuo Ltd. ADR (a)(b)	348	626
Sentage Holdings, Inc. (a)	347	781
Smart Powerr Corp. (a)(b)	2,863	5,526
SP Plus Corp. (a)	13,740	500,273
Stericycle, Inc. (a)	51,587	2,174,392
Tetra Tech, Inc.	29,711	4,084,371
TOMI Environmental Solutions, Inc. (a)	8,765	4,418
Virco Manufacturing Co. (a)	950	3,620
VSE Corp.	7,604	357,616
		68,279,815
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	5,507	149,185
Capitalworks Emerging Markets Acquisition Corp. (a)(b)	2,441	25,533
Concrete Pumping Holdings, Inc. (a)	28,584	198,373
Construction Partners, Inc. Class A (a)	27,271	754,589
Great Lakes Dredge & Dock Corp. (a)	35,442	224,702
IES Holdings, Inc. (a)	12,297	583,124
iSun, Inc. (a)(b)	10,234	5,424
Limbach Holdings, Inc. (a)	6,648	138,478
Matrix Service Co. (a)	12,262	66,337
MYR Group, Inc. (a)	9,722	1,239,555
Northwest Pipe Co. (a)	7,033	186,796
Orbital Infrastructure Group I (a)(b)	871	1,725
QualTek Services, Inc. Class A (a)(b)	22,514	2,017
Safe & Green Holdings Corp. (a)(b)	5,721	4,377
Sterling Construction Co., Inc. (a)	17,918	825,482
Willscot Mobile Mini Holdings (a)	118,659	5,111,830
		9,517,527
Electrical Equipment - 0.2%
ADS-TEC Energy PLC (a)(b)	14,709	88,401
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	20,698
Allied Motion Technologies, Inc.	8,863	300,722
American Superconductor Corp. (a)	23,972	112,429
Array Technologies, Inc. (a)	86,006	1,906,753
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	177,538
Ballard Power Systems, Inc. (a)(b)	164,663	688,291
Beam Global (a)(b)	6,808	80,879
Blink Charging Co. (a)(b)	27,952	188,117
Broadwind, Inc. (a)(b)	9,566	35,873
Capstone Turbine Corp. (a)(b)	5,108	5,874
CBAK Energy Technology, Inc. (a)(b)	60,126	55,316
Dragonfly Energy Holdings Corp. (a)(b)	11,655	30,769
Encore Wire Corp. (b)	10,517	1,721,317
Energous Corp. (a)	89,434	26,821
Energy Focus, Inc. (a)(b)	4,115	1,722
Enovix Corp. (a)(b)	87,094	1,155,737
Eos Energy Enterprises, Inc. (a)(b)	29,681	65,595
Fluence Energy, Inc. (a)(b)	65,638	1,627,822
Flux Power Holdings, Inc. (a)(b)	15,492	53,447
FTC Solar, Inc. (a)(b)	47,794	131,911
FuelCell Energy, Inc. (a)(b)	225,259	477,549
Fusion Fuel Green PLC Class A (a)(b)	4,794	15,485
Ideal Power, Inc. (a)(b)	6,424	70,664
LSI Industries, Inc.	17,145	199,396
NeoVolta, Inc. (a)(b)	13,952	41,437
Nextracker, Inc. Class A (b)	23,421	895,853
Nuvve Holding Corp. (a)(b)	16,407	8,532
Orion Energy Systems, Inc. (a)(b)	14,347	21,162
Pineapple Energy, Inc. (a)	1,083	1,430
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)(b)	9,793	53,764
Plug Power, Inc. (a)(b)	330,675	2,751,216
Polar Power, Inc. (a)(b)	8,285	11,185
Powell Industries, Inc.	6,368	366,160
Preformed Line Products Co.	3,095	475,732
Shoals Technologies Group, Inc. (a)	72,406	1,700,817
SKYX Platforms Corp. (a)(b)	58,672	184,817
SunPower Corp. (a)(b)	97,348	1,031,889
Sunrun, Inc. (a)(b)	120,249	2,121,192
Sunworks, Inc. (a)(b)	14,202	19,883
TPI Composites, Inc. (a)(b)	21,435	228,497
Tritium DCFC Ltd. (a)(b)	101,080	117,253
Ultralife Corp. (a)	11,042	46,487
Vicor Corp. (a)	18,628	1,031,060
		20,347,492
Ground Transportation - 0.8%
ArcBest Corp.	13,772	1,153,818
Avis Budget Group, Inc. (a)(b)	23,196	3,892,057
Covenant Transport Group, Inc. Class A	6,293	240,204
CSX Corp.	1,161,535	35,624,278
Daseke, Inc. (a)	34,313	205,878
FTAI Infrastructure LLC	42,306	137,495
Grab Holdings Ltd. (a)(b)	2,094,176	6,240,644
Heartland Express, Inc.	44,050	687,180
Hertz Global Holdings, Inc. (a)(b)	186,743	2,928,130
J.B. Hunt Transport Services, Inc.	57,936	9,673,574
Landstar System, Inc.	20,130	3,530,399
Lyft, Inc. (a)	201,969	1,821,760
Marten Transport Ltd.	47,473	1,004,054
Micromobility.Com, Inc. (a)(b)	1,711	585
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	3,280
Old Dominion Freight Lines, Inc.	62,106	19,280,187
P.A.M. Transportation Services, Inc. (a)	14,004	366,345
Patriot Transportation Holding, Inc. (a)	1,759	15,233
Saia, Inc. (a)	15,012	4,265,810
Swvl Holdings Corp. Class A (a)(b)	5,907	7,088
TuSimple Holdings, Inc. (a)(b)	113,475	229,220
Universal Logistics Holdings, Inc.	15,843	420,632
Werner Enterprises, Inc.	37,001	1,625,084
Yellow Corp. (a)(b)	25,553	32,452
		93,385,387
Industrial Conglomerates - 0.6%
Gaucho Group Holdings, Inc. (a)(b)	832	487
Honeywell International, Inc.	379,898	72,788,457
Icahn Enterprises LP	192,630	4,347,659
		77,136,603
Machinery - 0.4%
Agrify Corp. (a)(b)	1,129	203
Astec Industries, Inc.	13,267	489,022
Berkshire Grey, Inc. Class A (a)(b)	116,912	162,508
Blue Bird Corp. (a)	16,718	423,968
Columbus McKinnon Corp. (NY Shares)	16,265	593,347
Commercial Vehicle Group, Inc. (a)	21,200	207,972
Eastern Co. (b)	4,547	74,071
Energy Recovery, Inc. (a)	35,074	835,112
Franklin Electric Co., Inc.	25,745	2,341,765
FreightCar America, Inc. (a)(b)	32,845	92,294
Greenland Technologies Holding Corp. (a)(b)	5,467	9,677
GreenPower Motor Co., Inc. (a)(b)	11,083	25,491
Hillman Solutions Corp. Class A (a)	118,272	958,003
Hurco Companies, Inc.	4,416	92,957
Hydrofarm Holdings Group, Inc. (a)(b)	45,713	41,923
Hyzon Motors, Inc. Class A (a)(b)	134,771	74,124
Ideanomics, Inc. (a)(b)	232,089	9,748
JE Cleantech Holdings Ltd. (a)(b)	7,504	4,845
Kornit Digital Ltd. (a)	26,015	584,037
L.B. Foster Co. Class A (a)	5,419	71,802
Laser Photonics Corp. (b)	2,853	8,388
Lincoln Electric Holdings, Inc.	32,427	5,501,565
LiqTech International, Inc. (a)(b)	1,854	6,304
Manitex International, Inc. (a)	14,236	64,987
Microvast Holdings, Inc. (a)(b)	170,830	211,829
Middleby Corp. (a)	29,825	3,936,900
Nauticus Robotics, Inc. (a)(b)	6,031	11,760
Nikola Corp. (a)(b)	277,385	173,088
NN, Inc. (a)(b)	23,071	40,605
Nordson Corp.	32,070	6,989,015
Nxu, Inc. (a)(b)	6,484	3,177
Omega Flex, Inc. (b)	6,379	664,500
PACCAR, Inc.	290,661	19,991,664
Park-Ohio Holdings Corp. (b)	7,033	110,910
Perma-Pipe International Holdings, Inc. (a)	5,390	55,625
Proterra, Inc. Class A (a)(b)	125,619	134,412
Sarcos Technology and Robotics Corp. Class A (a)(b)	75,604	29,493
Shyft Group, Inc. (The)	20,942	492,346
Symbotic, Inc. (a)(b)	35,622	1,174,814
Taylor Devices, Inc. (a)	1,759	32,717
Twin Disc, Inc. (a)	9,749	109,579
Urban-Gro, Inc. (a)(b)	1,561	1,920
Vicinity Motor Corp. (a)(b)	64,732	55,100
voxeljet AG ADR (a)	2,769	5,400
Westport Fuel Systems, Inc. (a)(b)	72,395	51,089
Xos, Inc. Class A (a)(b)	97,889	40,918
		46,990,974
Marine Transportation - 0.0%
Capital Product Partners LP	9,277	120,694
Caravelle International Group (a)(b)	20,088	12,254
Castor Maritime, Inc. (a)(b)	49,703	22,550
EuroDry Ltd. (a)(b)	3,499	47,796
Euroseas Ltd. (b)	5,072	102,657
Golden Ocean Group Ltd. (b)	114,916	811,307
Grindrod Shipping Holdings Ltd. (b)	9,738	69,237
Pangaea Logistics Solutions Ltd.	29,549	169,611
Pyxis Tankers, Inc. (a)(b)	10,640	42,454
Seanergy Martime Holdings Corp. (b)	7,208	29,192
Star Bulk Carriers Corp. (b)	58,306	998,782
Toro Corp. (a)(b)	4,970	15,208
United Maritime Corp. (b)	608	1,642
		2,443,384
Passenger Airlines - 0.2%
Allegiant Travel Co. (a)	10,764	1,049,382
American Airlines Group, Inc. (a)	360,724	5,331,501
Blade Air Mobility, Inc. (a)(b)	44,231	142,866
Frontier Group Holdings, Inc. (a)	120,000	987,600
Hawaiian Holdings, Inc. (a)	31,196	249,880
JetBlue Airways Corp. (a)	186,955	1,276,903
Mesa Air Group, Inc. (a)	19,225	31,529
Ryanair Holdings PLC sponsored ADR (a)	55,908	5,874,813
SkyWest, Inc. (a)(b)	28,361	848,278
Sun Country Airlines Holdings, Inc. (a)	31,435	590,978
United Airlines Holdings, Inc. (a)	184,658	8,764,792
		25,148,522
Professional Services - 1.2%
Asure Software, Inc. (a)	12,380	146,208
Automatic Data Processing, Inc.	233,852	48,872,729
Barrett Business Services, Inc.	3,985	334,740
Concentrix Corp.	29,301	2,569,698
Conduent, Inc. (a)	123,383	373,850
CoStar Group, Inc. (a)	228,207	18,119,636
CRA International, Inc.	4,701	435,642
CSG Systems International, Inc.	17,738	851,069
DLH Holdings Corp. (a)	6,805	71,861
Exela Technologies, Inc. (a)(b)	862	4,439
ExlService Holdings, Inc. (a)	18,501	2,792,541
Exponent, Inc.	28,889	2,638,143
First Advantage Corp. (a)(b)	84,804	1,145,702
Forrester Research, Inc. (a)	10,756	308,697
Headhunter Group PLC ADR (a)(c)	16,914	46,036
Heidrick & Struggles International, Inc.	10,143	245,968
Hirequest, Inc. (b)	6,993	162,517
Hudson Global, Inc. (a)	1,914	37,151
Huron Consulting Group, Inc. (a)	11,971	973,003
IBEX Ltd. (a)	11,244	230,277
ICF International, Inc.	10,225	1,145,098
Innodata, Inc. (a)	13,207	133,787
Kelly Services, Inc. Class A (non-vtg.)	24,091	421,111
Kforce, Inc.	10,845	624,564
LegalZoom.com, Inc. (a)	111,440	1,247,014
NV5 Global, Inc. (a)	8,747	792,653
Paychex, Inc.	202,818	21,281,693
Paycor HCM, Inc. (a)(b)	97,696	2,148,335
Paylocity Holding Corp. (a)	30,781	5,317,418
Professional Diversity Network, Inc. (a)(b)	2,796	10,681
RCM Technologies, Inc. (a)	6,964	112,886
Recruiter.com Group, Inc. (a)(b)	7,704	1,724
Red Violet, Inc. (a)	8,743	172,412
Resources Connection, Inc.	22,136	338,238
ShiftPixy, Inc. (a)(b)	5,720	11,726
SS&C Technologies Holdings, Inc.	141,808	7,793,768
Steel Connect, Inc. (a)	32,364	27,267
Sterling Check Corp. (a)(b)	57,207	774,011
Sunrise New Energy Co. Ltd. (a)(b)	8,860	17,277
TaskUs, Inc. (a)(b)	14,716	159,669
Ttec Holdings, Inc.	26,494	840,390
Upwork, Inc. (a)	70,469	577,846
Verisk Analytics, Inc.	87,675	19,210,469
Verra Mobility Corp. (a)	88,691	1,563,622
Where Food Comes From, Inc. (a)(b)	2,480	34,745
Willdan Group, Inc. (a)	8,506	141,710
		145,260,021
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	36,275	2,319,424
Distribution Solutions Group I (a)	13,506	608,445
DXP Enterprises, Inc. (a)	11,146	356,338
Euro Tech Holdings Co. Ltd. (a)(b)	4,600	7,268
Fastenal Co.	320,369	17,251,871
FTAI Aviation Ltd.	59,349	1,664,739
Gd Culture Group Ltd. (a)	590	2,897
H&E Equipment Services, Inc.	19,545	702,838
Hudson Technologies, Inc. (a)	23,239	203,109
iPower, Inc. (a)(b)	20,826	12,287
Karat Packaging, Inc.	10,117	161,265
Lavoro Ltd. Class A (a)(b)	2,118	12,390
McGrath RentCorp.	12,871	1,143,074
Rush Enterprises, Inc.:
Class A	25,714	1,344,071
Class B (b)	6,706	390,222
Td Holdings, Inc. (a)	11,672	7,762
Titan Machinery, Inc. (a)	11,661	294,440
Transcat, Inc. (a)	4,527	382,667
Willis Lease Finance Corp. (a)	3,418	132,789
Xometry, Inc. (a)(b)	26,019	476,148
		27,474,044
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,078	171,747
Singularity Future Technology Ltd. (a)(b)	11,251	5,684
		177,431
TOTAL INDUSTRIALS		569,948,713
INFORMATION TECHNOLOGY - 46.5%
Communications Equipment - 1.2%
ADTRAN Holdings, Inc. (b)	42,564	379,245
Applied Optoelectronics, Inc. (a)(b)	20,141	44,713
AudioCodes Ltd.	17,081	146,384
Aviat Networks, Inc. (a)	6,448	197,438
CalAmp Corp. (a)	18,255	32,129
Cambium Networks Corp. (a)	14,493	227,250
Casa Systems, Inc. (a)(b)	32,303	33,918
Ceragon Networks Ltd. (a)(b)	40,973	73,342
Cisco Systems, Inc.	2,316,313	115,051,267
Clearfield, Inc. (a)(b)	8,271	323,479
ClearOne, Inc. (a)(b)	10,289	23,459
CommScope Holding Co., Inc. (a)	117,050	486,928
COMSovereign Holding Corp. (a)(b)	203	327
Comtech Telecommunications Corp.	12,600	144,648
Digi International, Inc. (a)	19,090	686,286
DZS, Inc. (a)(b)	49,902	298,913
EMCORE Corp. (a)	20,355	15,185
Ericsson (B Shares) sponsored ADR (b)	184,390	951,452
Extreme Networks, Inc. (a)	71,064	1,463,918
F5, Inc. (a)	33,582	4,956,032
Franklin Wireless Corp. (a)	9,420	33,064
Genasys, Inc. (a)(b)	20,513	53,129
Gilat Satellite Networks Ltd. (a)(b)	24,237	127,002
Harmonic, Inc. (a)	60,290	1,061,707
Infinera Corp. (a)(b)	138,900	680,610
Inseego Corp. (a)(b)	52,527	56,204
Ituran Location & Control Ltd.	10,985	250,897
KVH Industries, Inc. (a)	10,763	96,221
Lantronix, Inc. (a)(b)	15,008	66,485
Lumentum Holdings, Inc. (a)	38,886	2,057,069
Minim, Inc. (a)(b)	566	2,326
NETGEAR, Inc. (a)	18,625	261,309
NetScout Systems, Inc. (a)(b)	41,313	1,260,873
Ondas Holdings, Inc. (a)(b)	18,652	16,177
PCTEL, Inc.	11,312	54,071
Radware Ltd. (a)	27,195	534,654
Ribbon Communications, Inc. (a)	100,851	280,366
Silicom Ltd. (a)	4,848	178,309
Siyata Mobile, Inc. (a)(b)	19,350	1,740
Tessco Technologies, Inc. (a)	10,061	89,241
UTStarcom Holdings Corp. (a)	12,236	48,210
ViaSat, Inc. (a)(b)	44,110	1,967,747
Viavi Solutions, Inc. (a)	125,363	1,233,572
Vislink Technologies, Inc. (a)(b)	1,268	7,253
		135,954,549
Electronic Equipment, Instruments & Components - 0.6%
908 Devices, Inc. (a)(b)	25,319	220,528
Advanced Energy Industries, Inc.	21,207	2,081,467
AEye, Inc. Class A (a)(b)	77,692	15,826
Airgain, Inc. (a)	4,073	23,012
Akoustis Technologies, Inc. (a)(b)	42,555	134,474
Alpine 4 Holdings, Inc. (a)(b)	12,412	32,644
Arbe Robotics Ltd. (a)(b)	30,506	68,333
Astrotech Corp. (a)(b)	1,228	14,122
Avnet, Inc.	53,317	2,337,417
Bel Fuse, Inc.:
Class A	1,125	51,998
Class B (non-vtg.)	5,258	258,641
Bonso Electronic International, Inc. (a)(b)	5,325	14,990
CDW Corp.	75,867	13,025,605
Cemtrex, Inc. (a)(b)	862	8,198
Cepton, Inc. (a)(b)	81,091	36,467
ClearSign Combustion Corp. (a)(b)	16,057	24,567
Climb Global Solutions, Inc.	3,243	152,259
Coda Octopus Group, Inc. (a)(b)	4,103	42,958
Cognex Corp.	98,483	5,412,626
CPS Technologies Corp. (a)(b)	4,893	14,434
Daktronics, Inc. (a)	31,984	201,179
Data I/O Corp. (a)	15,054	65,184
Deswell Industries, Inc.	1,758	4,694
Digital Ally, Inc. (a)(b)	1,160	4,304
ePlus, Inc. (a)	14,724	727,218
Evolv Technologies Holdings, Inc. (a)	82,187	489,835
FARO Technologies, Inc. (a)(b)	11,137	168,057
Flex Ltd. (a)	254,596	6,464,192
Focus Universal, Inc. (b)	37,564	62,732
Frequency Electronics, Inc.	5,274	34,545
Hollysys Automation Technologies Ltd. (a)(b)	35,132	553,680
Identiv, Inc. (a)	10,328	75,085
IDEX Biometrics ASA ADR (a)	440	2,253
Innoviz Technologies Ltd. (a)(b)	78,745	231,510
Insight Enterprises, Inc. (a)(b)	19,371	2,619,347
Integrated Media Technology Ltd. (a)(b)	3,824	1,935
Interlink Electronics, Inc. (a)(b)	2,544	25,135
IPG Photonics Corp. (a)	27,488	3,036,599
Iteris, Inc. (a)	22,008	101,017
Itron, Inc. (a)	24,868	1,684,310
KEY Tronic Corp. (a)	6,057	33,011
Kimball Electronics, Inc. (a)	15,945	395,436
LightPath Technologies, Inc. Class A (a)	12,016	17,183
Lightwave Logic, Inc. (a)(b)	60,149	445,704
Littelfuse, Inc.	13,952	3,572,270
Luna Innovations, Inc. (a)(b)	21,826	201,236
MicroVision, Inc. (a)(b)	87,687	411,252
Movella Holdings, Inc. (a)(b)	17,794	42,528
Napco Security Technologies, Inc. (b)	23,668	880,213
National Instruments Corp.	72,866	4,211,655
Nayax Ltd. (a)	18,600	318,432
Neonode, Inc. (a)(b)	4,962	40,291
nLIGHT, Inc. (a)	33,320	481,807
Novanta, Inc. (a)	19,813	3,281,033
OSI Systems, Inc. (a)	9,960	1,185,340
PC Connection, Inc.	15,743	707,963
Plexus Corp. (a)	16,563	1,501,933
Powerfleet, Inc. (a)	19,674	61,580
Presto Automation, Inc. (a)(b)	14,322	38,956
Rail Vision Ltd. (a)(b)	6,227	3,863
Red Cat Holdings, Inc. (a)(b)	30,119	27,709
Research Frontiers, Inc. (a)(b)	10,936	19,029
RF Industries Ltd. (a)	2,448	10,869
Richardson Electronics Ltd.	7,825	129,817
Sanmina Corp. (a)	31,715	1,682,164
ScanSource, Inc. (a)	13,234	380,610
Senstar Technologies Ltd. (a)	12,188	16,698
SMX Security Matters PLC (a)(b)	3,529	3,600
Sobr Safe, Inc. (a)(b)	5,319	8,830
Sono-Tek Corp. (a)(b)	2,629	14,433
Supercom Ltd. (a)(b)	894	966
Tempo Automation Holdings, Inc. Class A (a)(b)	15,037	4,061
Tingo Group, Inc. (a)(b)	91,949	261,135
Trimble, Inc. (a)	139,242	6,498,424
TROOPS, Inc. (a)(b)	52,367	178,571
TTM Technologies, Inc. (a)	56,839	778,694
Wrap Technologies, Inc. (a)(b)	38,058	40,722
Zebra Technologies Corp. Class A (a)	29,057	7,629,496
		76,040,891
IT Services - 0.6%
AgileThought, Inc. Class A (a)(b)	21,017	15,763
Akamai Technologies, Inc. (a)	88,918	8,191,126
Alithya Group, Inc. (a)	36,580	61,820
Amdocs Ltd.	67,943	6,398,192
Backblaze, Inc. Class A (a)(b)	3,198	13,400
BigCommerce Holdings, Inc. (a)	42,950	342,312
Brightcove, Inc. (a)	26,601	111,192
Chindata Group Holdings Ltd. ADR (a)	69,326	395,158
Ciso Global, Inc. (a)(b)	82,667	14,194
CLPS, Inc. (b)	5,050	6,666
Cognizant Technology Solutions Corp. Class A	289,460	18,088,355
Computer Task Group, Inc. (a)(b)	17,316	120,693
Crexendo, Inc.	12,457	20,305
CSP, Inc.	2,765	34,065
CXApp, Inc.:
Class A (a)(b)	28,670	352,641
Class C	238	2,635
Cyxtera Technologies, Inc. Class A (a)(b)	95,891	15,534
Data Storage Corp. (a)(b)	23,206	43,627
Edgio, Inc. (a)	115,599	59,557
Formula Systems (1985) Ltd. ADR (b)	193	13,452
GDS Holdings Ltd. ADR (a)(b)	49,637	484,457
Grid Dynamics Holdings, Inc. (a)	99,879	958,838
Hackett Group, Inc. (b)	16,264	315,359
Hub Cyber Security Ltd. (a)(b)	3,799	2,253
Information Services Group, Inc.	25,958	132,386
Inpixon (a)(b)	689	138
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	68,164	304,011
Microalgo, Inc. (a)(b)	39,101	90,323
MongoDB, Inc. Class A (a)	38,646	11,353,808
Okta, Inc. (a)	85,473	7,769,496
Perficient, Inc. (a)	20,170	1,542,400
PFSweb, Inc. (a)	12,193	52,674
Rackspace Technology, Inc. (a)(b)	141,850	221,286
Research Solutions, Inc. (a)	4,834	10,103
Taoping, Inc. (a)(b)	3,739	2,617
The Glimpse Group, Inc. (a)(b)	3,147	15,546
Thoughtworks Holding, Inc. (a)	184,167	1,517,536
Tucows, Inc. (a)(b)	6,556	203,892
VeriSign, Inc. (a)	59,497	13,286,870
Vnet Group, Inc. ADR (a)(b)	74,174	190,627
WaveDancer, Inc. (a)	2,165	801
Wix.com Ltd. (a)	32,415	2,470,671
		75,226,779
Semiconductors & Semiconductor Equipment - 13.5%
ACM Research, Inc. (a)	28,563	288,772
Advanced Micro Devices, Inc. (a)	907,246	107,245,550
AEHR Test Systems (a)(b)	14,540	480,111
Allegro MicroSystems LLC (a)(b)	111,129	4,370,704
Alpha & Omega Semiconductor Ltd. (a)	13,730	380,184
Ambarella, Inc. (a)	21,826	1,578,456
Amkor Technology, Inc.	136,705	3,387,550
Amtech Systems, Inc. (a)	9,588	85,333
Analog Devices, Inc.	287,231	51,038,076
Applied Materials, Inc.	479,100	63,864,030
Ascent Solar Technologies, Inc. (a)(b)	22,041	2,502
ASML Holding NV (depository receipt)	49,872	36,053,965
Atomera, Inc. (a)(b)	13,904	127,639
Axcelis Technologies, Inc. (a)	19,189	3,023,227
AXT, Inc. (a)	21,623	73,734
Broadcom, Inc.	234,960	189,838,282
Camtek Ltd. (a)(b)	23,975	692,638
Canadian Solar, Inc. (a)(b)	35,996	1,504,633
CEVA, Inc. (a)	12,199	305,219
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,922	100,325
Cirrus Logic, Inc. (a)	32,816	2,549,147
Cohu, Inc. (a)	26,895	1,031,154
Credo Technology Group Holding Ltd. (a)(b)	84,458	1,133,426
CVD Equipment Corp. (a)(b)	4,263	27,752
Diodes, Inc. (a)	25,728	2,311,404
Enphase Energy, Inc. (a)	76,496	13,301,124
Entegris, Inc.	84,220	8,864,155
Everspin Technologies, Inc. (a)	13,033	111,823
First Solar, Inc. (a)	59,922	12,161,769
FormFactor, Inc. (a)	42,470	1,328,886
GlobalFoundries, Inc. (a)(b)	307,619	17,943,416
GSI Technology, Inc. (a)(b)	15,609	90,376
Himax Technologies, Inc. sponsored ADR (b)	59,577	409,890
Ichor Holdings Ltd. (a)	15,188	460,196
Impinj, Inc. (a)(b)	13,887	1,421,196
indie Semiconductor, Inc. (a)(b)	78,627	746,957
Intel Corp.	2,325,585	73,116,392
KLA Corp.	78,300	34,686,117
Kopin Corp. (a)	49,279	106,935
Kulicke & Soffa Industries, Inc. (b)	33,199	1,755,563
Lam Research Corp.	76,699	47,300,273
Lattice Semiconductor Corp. (a)	77,203	6,277,376
MACOM Technology Solutions Holdings, Inc. (a)	41,657	2,492,338
Marvell Technology, Inc.	481,174	28,143,867
Maxeon Solar Technologies Ltd. (a)(b)	27,787	772,201
MaxLinear, Inc. Class A (a)	42,983	1,255,533
Meta Materials, Inc. (a)(b)	192,868	40,502
Microchip Technology, Inc.	310,121	23,339,706
Micron Technology, Inc.	612,055	41,742,151
MKS Instruments, Inc. (b)	37,952	3,693,109
Monolithic Power Systems, Inc.	26,156	12,814,086
Navitas Semiconductor Corp. (a)(b)	100,637	860,446
Nova Ltd. (a)(b)	15,784	1,704,514
NVE Corp.	2,373	212,075
NVIDIA Corp.	1,395,982	528,155,830
NXP Semiconductors NV (b)	146,264	26,195,882
onsemi (a)	243,625	20,367,050
PDF Solutions, Inc. (a)	23,680	1,000,480
Peraso, Inc. (a)(b)	20,260	19,788
Photronics, Inc. (a)	36,838	782,071
Pixelworks, Inc. (a)(b)	37,111	65,686
POET Technologies, Inc. (a)(b)	3,990	17,556
Power Integrations, Inc. (b)	33,245	2,872,368
Qorvo, Inc. (a)	58,332	5,673,370
Qualcomm, Inc.	632,156	71,692,812
QuickLogic Corp. (a)(b)	2,338	14,016
Rambus, Inc. (a)	62,796	4,016,432
Rigetti Computing, Inc. Class A (a)(b)	72,424	67,992
SemiLEDs Corp. (a)(b)	4,500	11,565
Semtech Corp. (a)	36,094	784,684
Silicon Laboratories, Inc. (a)(b)	19,443	2,735,047
Silicon Motion Tech Corp. sponsored ADR	19,713	1,207,224
SiTime Corp. (a)	11,495	1,139,959
SkyWater Technology, Inc. (a)(b)	21,008	215,332
Skyworks Solutions, Inc.	89,365	9,250,171
SMART Global Holdings, Inc. (a)	25,906	584,957
SolarEdge Technologies, Inc. (a)	31,414	8,947,650
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	13,749
Synaptics, Inc. (a)	22,741	1,956,636
Teradyne, Inc.	87,553	8,771,935
Texas Instruments, Inc.	511,785	88,989,176
Tower Semiconductor Ltd. (a)	61,684	2,414,312
Transphorm, Inc. (a)	7,137	28,048
Ultra Clean Holdings, Inc. (a)	25,361	869,375
Universal Display Corp.	26,158	3,853,858
Veeco Instruments, Inc. (a)(b)	28,870	704,717
WiSA Technologies, Inc. (a)(b)	510	627
WISeKey International Holding Ltd. ADR (a)(b)	695	1,327
		1,602,068,467
Software - 16.9%
8x8, Inc. (a)	66,663	271,985
Absolute Software Corp.	25,866	289,958
ACI Worldwide, Inc. (a)	65,286	1,489,174
Adeia, Inc.	60,469	593,201
Adobe, Inc. (a)	259,186	108,285,319
Agilysys, Inc. (a)	14,089	1,047,376
Agora, Inc. ADR (a)	52,617	144,171
Alarm.com Holdings, Inc. (a)	28,485	1,430,517
Alarum Technologies Ltd. ADR (a)(b)	2,487	7,461
Alkami Technology, Inc. (a)	54,588	818,820
Allot Ltd. (a)(b)	21,262	57,407
Altair Engineering, Inc. Class A (a)(b)	28,825	2,113,737
American Software, Inc. Class A	20,292	258,317
Amplitude, Inc. (a)	16,277	158,538
ANSYS, Inc. (a)	49,154	15,905,743
AppFolio, Inc. (a)	11,991	1,716,512
Appian Corp. Class A (a)(b)	24,732	1,059,272
Applied Digital Corp. (a)	60,991	510,495
AppLovin Corp. (a)(b)	160,428	4,012,304
Argo Blockchain PLC ADR (a)(b)	2,693	3,232
Arqit Quantum, Inc. (a)(b)	67,275	95,531
Arteris, Inc. (a)	17,296	120,380
Aspen Technology, Inc. (a)	36,789	6,030,453
Atlassian Corp. PLC (a)(b)	86,301	15,602,358
Auddia, Inc. (a)(b)	4,309	1,810
AudioEye, Inc. (a)(b)	8,256	50,279
Aurora Mobile Ltd. ADR (a)(b)	47,465	14,714
Authid, Inc. (a)(b)	12,623	8,584
Autodesk, Inc. (a)	121,053	24,136,758
AvePoint, Inc. (a)(b)	117,943	779,603
Aware, Inc. (a)	13,849	21,881
Baijiayun Group Ltd. (a)(b)	4,935	35,236
Bentley Systems, Inc. Class B	154,645	7,543,583
Bio-Key International, Inc. (a)(b)	10,259	8,002
Bit Digital, Inc. (a)(b)	5,626	19,072
Bit Origin Ltd. (a)(b)	1,005	2,221
Bitfarms Ltd. (a)(b)	218,197	261,836
Blackbaud, Inc. (a)	30,083	2,206,889
BlackLine, Inc. (a)	35,053	1,825,210
Braze, Inc. (a)	29,733	984,460
Bridgeline Digital, Inc. (a)(b)	2,527	2,603
BSQUARE Corp. (a)	7,925	9,193
BTCS, Inc. (a)	2,315	2,801
BTCS, Inc. Series V (c)	2,315	0
Cadence Design Systems, Inc. (a)	154,169	35,599,164
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	350,865	3,838,463
Cellebrite DI Ltd. (a)(b)	109,618	632,496
Cerence, Inc. (a)	27,389	781,134
Check Point Software Technologies Ltd. (a)	70,022	8,739,446
Cipher Mining, Inc. (a)(b)	155,211	394,236
Cleanspark, Inc. (a)(b)	20,735	88,953
Cognyte Software Ltd. (a)	61,289	304,606
CommVault Systems, Inc. (a)	24,432	1,702,666
Confluent, Inc. (a)	84,849	2,693,107
Consensus Cloud Solutions, Inc. (a)	11,285	411,338
Couchbase, Inc. (a)(b)	23,156	475,161
Crowdstrike Holdings, Inc. (a)	122,930	19,684,781
Cvent Holding Corp. (a)(b)	280,207	2,378,957
CyberArk Software Ltd. (a)	22,061	3,413,499
Cyngn, Inc. (a)(b)	11,100	11,100
Datadog, Inc. Class A (a)	165,459	15,703,714
Datasea, Inc. (a)(b)	16,136	14,845
DatChat, Inc. (a)(b)	11,224	4,119
Dave, Inc. (a)(b)	2,237	11,990
Descartes Systems Group, Inc. (a)	47,707	3,689,182
Digihost Technology, Inc. (a)	8,997	13,585
Digimarc Corp. (a)(b)	15,142	467,282
Digital Turbine, Inc. (a)(b)	52,403	478,963
Docebo, Inc. (a)	18,504	631,356
DocuSign, Inc. (a)	112,854	6,364,966
Domo, Inc. Class B (a)	23,964	322,316
Dropbox, Inc. Class A (a)	149,709	3,446,301
Duos Technologies Group, Inc. (a)(b)	2,223	11,360
Ebix, Inc. (b)	17,007	338,779
eGain Communications Corp. (a)	24,943	180,837
Embark Technology, Inc. (a)(b)	7,450	20,786
Everbridge, Inc. (a)	25,015	600,860
EverCommerce, Inc. (a)(b)	111,483	1,324,418
Expensify, Inc. (a)	37,779	261,431
Five9, Inc. (a)	39,358	2,601,957
Fortinet, Inc. (a)	439,842	30,054,404
Freshworks, Inc. (a)	89,881	1,416,525
Gen Digital, Inc.	366,595	6,430,076
GitLab, Inc. (a)(b)	49,563	1,831,848
Gorilla Technology Group, Inc. (a)(b)	41,258	76,327
Greenidge Generation Holdings, Inc. (a)(b)	641	1,513
HashiCorp, Inc. (a)	44,894	1,541,660
HIVE Blockchain Technologies Ltd. (a)(b)	35,232	114,152
Hut 8 Mining Corp. (a)(b)	143,401	309,746
Infobird Co. Ltd. (a)(b)	464	566
Intapp, Inc. (a)	34,418	1,454,849
Intellicheck, Inc. (a)(b)	10,166	23,890
InterDigital, Inc. (b)	17,923	1,488,326
Intrusion, Inc. (a)(b)	13,441	20,968
Intuit, Inc.	157,983	66,213,835
Iris Energy Ltd. (a)(b)	30,475	108,796
Jamf Holding Corp. (a)(b)	67,210	1,235,320
JFrog Ltd. (a)	57,353	1,397,119
Kaltura, Inc. (a)(b)	70,000	119,700
Karooooo Ltd. (b)	18,218	419,196
Kaspien Holdings, Inc. (a)(b)	939	263
Latch, Inc. (a)	25,259	25,259
LivePerson, Inc. (a)	50,042	184,155
Livevox Holdings, Inc. (a)	69,123	190,779
Magic Software Enterprises Ltd.	31,025	370,128
Manhattan Associates, Inc. (a)	35,415	6,424,989
Marathon Digital Holdings, Inc. (a)(b)	69,576	681,149
Marin Software, Inc. (a)(b)	14,390	10,203
Materialise NV ADR (a)	14,271	133,006
Matterport, Inc. (a)(b)	86,119	255,773
Mawson Infrastructure Group, Inc. (a)(b)	5,882	15,293
Mercurity Fintech Holding, Inc. sponsored ADR (a)	10,072	23,770
MicroCloud Hologram, Inc. (a)(b)	28,830	72,940
Microsoft Corp.	4,202,151	1,379,944,367
MicroStrategy, Inc. Class A (a)(b)	5,348	1,613,117
Mitek Systems, Inc. (a)	28,300	294,886
MMTEC, Inc. (a)(b)	62,271	47,102
Momentive Global, Inc. (a)	80,549	761,188
Monday.com Ltd. (a)	25,605	4,614,021
My Size, Inc. (a)(b)	3,464	4,191
nCino, Inc. (a)(b)	64,312	1,767,937
Near Intelligence, Inc. (a)(b)	13,665	24,460
NetSol Technologies, Inc. (a)	6,495	14,419
Nextnav, Inc. (a)(b)	54,893	141,624
NICE Ltd. sponsored ADR (a)	28,784	5,927,777
Nisun International Enterprise (a)(b)	1,122	4,140
Nutanix, Inc. Class A (a)	131,081	3,882,619
Oblong, Inc. (a)(b)	1,687	2,834
Onespan, Inc. (a)	27,480	416,047
Open Text Corp. (b)	153,133	6,373,395
Opera Ltd. ADR (b)	20,330	319,994
Otonomo Technologies Ltd. (a)(b)	42,044	16,818
Pagaya Technologies Ltd. Class A (a)(b)	72,529	78,331
Palo Alto Networks, Inc. (a)	170,554	36,394,518
Park City Group, Inc. (b)	11,886	95,445
Pegasystems, Inc.	49,771	2,406,926
Phunware, Inc. (a)(b)	56,490	33,442
Porch Group, Inc. Class A (a)(b)	62,174	87,665
Powerbridge Technologies Co. Ltd. (a)(b)	44,173	2,540
Progress Software Corp.	24,678	1,480,680
PTC, Inc. (a)	65,301	8,776,454
Qualtrics International, Inc. (a)	102,187	1,847,541
Qualys, Inc. (a)	22,000	2,777,720
Quantum Computing, Inc. (a)(b)	20,196	23,629
Radcom Ltd. (a)(b)	13,668	131,213
Rapid7, Inc. (a)	31,975	1,525,847
Rekor Systems, Inc. (a)(b)	22,727	37,727
Remark Holdings, Inc. (a)(b)	7,793	9,430
Rimini Street, Inc. (a)	115,012	529,055
Riot Platforms, Inc. (a)(b)	107,353	1,288,236
SAI.TECH Global Corp. Class A (a)(b)	7,507	11,711
Sapiens International Corp. NV	29,953	744,033
SeaChange International, Inc. (a)	725	5,981
SecureWorks Corp. (a)	11,955	96,477
Semantix, Inc. (a)(b)	23,554	52,761
Sigma Additive Solutions, Inc. (a)(b)	14,199	5,159
SilverSun Technologies, Inc. (A Shares) (a)	910	2,885
Smith Micro Software, Inc. (a)(b)	26,575	32,156
Soluna Holdings, Inc. (a)(b)	5,272	870
SoundHound AI, Inc. (a)(b)	87,055	265,518
SoundThinking, Inc. (a)	9,121	232,494
Sphere 3D Corp. (a)	22,706	7,025
Splunk, Inc. (a)	91,875	9,122,269
SpringBig Holdings, Inc. (a)(b)	23,342	7,231
Sprout Social, Inc. (a)	27,210	1,178,465
SPS Commerce, Inc. (a)	19,954	3,108,833
Stronghold Digital Mining, Inc. Class A (a)(b)	1,018	6,373
SunCar Technology Group, Inc. Class A (a)(b)	7,095	305,440
Synchronoss Technologies, Inc. (a)	64,975	62,376
Synopsys, Inc. (a)	85,787	39,029,654
Telos Corp. (a)	39,309	126,182
Tenable Holdings, Inc. (a)	62,120	2,546,299
TeraWulf, Inc. (a)(b)	67,452	101,178
TeraWulf, Inc. rights (a)(c)	946	0
Upland Software, Inc. (a)	21,178	59,510
Varonis Systems, Inc. (a)	63,549	1,670,068
Verb Technology Co., Inc. (a)(b)	1,547	2,259
Verint Systems, Inc. (a)	35,965	1,290,424
Veritone, Inc. (a)(b)	18,574	73,182
Vertex, Inc. Class A (a)	29,998	659,356
Viant Technology, Inc. (a)	11,166	51,364
WalkMe Ltd. (a)	49,858	494,093
WeTrade Group, Inc. (b)	88,233	3,979
Workday, Inc. Class A (a)	117,477	24,903,949
Xunlei Ltd. sponsored ADR (a)	24,768	33,189
Zenvia, Inc. (a)(b)	1,673	1,338
ZeroFox Holdings, Inc. (a)(b)	6,028	6,209
Zoom Video Communications, Inc. Class A (a)	138,494	9,297,102
Zscaler, Inc. (a)	81,217	11,003,279
		2,010,519,679
Technology Hardware, Storage & Peripherals - 13.7%
Apple, Inc.	8,939,168	1,584,467,500
Astro-Med, Inc. (a)	3,663	58,425
Avid Technology, Inc. (a)	25,039	600,936
Borqs Technologies, Inc. (a)(b)	7,860	1,702
Boxlight Corp. (a)(b)	32,673	9,168
Canaan, Inc. ADR (a)(b)	92,287	188,265
CompoSecure, Inc. (a)(b)	34,716	239,193
Corsair Gaming, Inc. (a)	59,540	1,174,129
CPI Card Group (a)	5,860	155,935
Ebang International Holdings, Inc. Class A (a)(b)	1,980	12,712
Immersion Corp.	18,807	133,154
Intevac, Inc. (a)	22,851	113,798
Logitech International SA (b)	91,997	5,873,088
Movano, Inc. (a)(b)	16,621	16,579
Nano Dimension Ltd. ADR (a)(b)	155,866	375,637
NetApp, Inc.	124,125	8,235,694
One Stop Systems, Inc. (a)(b)	8,505	21,348
Quantum Corp. (a)(b)	39,121	43,033
Seagate Technology Holdings PLC	115,833	6,961,563
Socket Mobile, Inc. (a)(b)	1,296	1,737
Sonim Technologies, Inc. (a)(b)	7,078	7,290
Stratasys Ltd. (a)	34,957	508,624
Super Micro Computer, Inc. (a)	29,455	6,596,447
Transact Technologies, Inc. (a)	6,575	47,274
Turtle Beach Corp. (a)	8,432	95,956
Western Digital Corp. (a)	176,324	6,829,029
Xerox Holdings Corp.	89,618	1,260,925
		1,624,029,141
TOTAL INFORMATION TECHNOLOGY		5,523,839,506
MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (a)	9,725	14,004
Alto Ingredients, Inc. (a)(b)	38,730	77,847
Amyris, Inc. (a)(b)	171,916	145,028
Balchem Corp.	17,894	2,212,235
Bioceres Crop Solutions Corp. (a)(b)	29,815	355,693
Bon Natural Life Ltd. (a)	4,398	3,167
CN Energy Group, Inc. (a)(b)	8,671	1,778
Crown ElectroKinetics Corp. (a)	5,276	775
Diversey Holdings Ltd. (a)(b)	193,314	1,610,306
Gulf Resources, Inc. (a)	8,302	24,076
Hawkins, Inc.	11,982	562,435
Innospec, Inc.	14,671	1,355,014
Loop Industries, Inc. (a)(b)	23,631	71,129
Methanex Corp.	40,908	1,671,910
Northern Technologies International Corp.	5,689	64,286
Origin Materials, Inc. Class A (a)(b)	78,046	330,135
PureCycle Technologies, Inc. (a)(b)	96,800	666,952
Save Foods, Inc. (a)(b)	6,151	4,218
		9,170,988
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)(b)	2,244	3,186
Smith-Midland Corp. (a)(b)	2,305	37,249
United States Lime & Minerals, Inc.	3,255	590,522
		630,957
Containers & Packaging - 0.0%
Eightco Holdings, Inc. (a)(b)	149	265
Pactiv Evergreen, Inc.	104,568	734,067
TriMas Corp.	23,430	593,013
		1,327,345
Metals & Mining - 0.2%
5E Advanced Materials, Inc. (a)(b)	24,267	68,918
Adamas One Corp. (b)	5,283	4,226
Algoma Steel Group, Inc.	59,470	407,370
American Lithium Corp. (a)(b)	110,010	202,418
Ascent Industries Co. (a)	7,726	73,397
Century Aluminum Co. (a)(b)	49,517	388,213
China Natural Resources, Inc. (a)(b)	2,427	4,878
Ferroglobe PLC (a)	105,632	458,443
Haynes International, Inc.	8,044	349,270
Huadi International Group Co. Ltd. (a)(b)	7,169	33,049
Hycroft Mining Holding Corp. (a)(b)	125,396	42,133
ioneer Ltd. ADR (a)	1,836	16,451
Kaiser Aluminum Corp. (b)	9,286	560,874
Largo, Inc. (a)(b)	35,869	135,585
NioCorp Developments Ltd. (a)(b)	20,572	110,883
Olympic Steel, Inc. (b)	7,458	311,894
Perpetua Resources Corp. (a)	34,563	157,953
Piedmont Lithium, Inc. (a)(b)	9,399	514,783
Ramaco Resources, Inc.	27,313	202,389
Royal Gold, Inc.	37,338	4,623,938
Schnitzer Steel Industries, Inc. Class A	15,466	425,470
Sigma Lithium Corp. (a)(b)	58,171	2,188,393
Snow Lake Resources Ltd. (a)(b)	4,113	10,612
SSR Mining, Inc. (b)	119,238	1,761,145
Steel Dynamics, Inc.	98,361	9,039,376
TMC the metals Co., Inc. (a)(b)	144,842	99,955
U.S. Gold Corp. (a)(b)	1,706	6,773
Universal Stainless & Alloy Products, Inc. (a)	7,722	93,745
		22,292,534
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (b)	37,097	321,260
TOTAL MATERIALS		33,743,084
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Creative Media & Community Trust Corp.	12,011	62,097
Diversified Healthcare Trust (SBI)	142,959	194,424
Equinix, Inc.	52,048	38,804,386
Gaming & Leisure Properties	143,527	6,909,390
Gladstone Commercial Corp.	18,518	216,475
Gladstone Land Corp. (b)	24,626	389,337
Global Self Storage, Inc.	5,948	29,621
Host Hotels & Resorts, Inc.	400,949	6,655,753
Indus Realty Trust, Inc.	7,899	527,653
Industrial Logistics Properties Trust	41,417	74,965
Lamar Advertising Co. Class A	47,671	4,284,669
Medalist Diversified (REIT), Inc.	1,616	8,581
Necessity Retail (REIT), Inc./The	86,334	551,674
Office Properties Income Trust	35,609	257,809
Phillips Edison & Co., Inc.	65,268	1,893,425
Potlatch Corp.	48,129	2,239,442
Presidio Property Trust, Inc.:
Class A (b)	6,016	5,174
Class A warrants 1/24/27 (a)	6,016	199
Regency Centers Corp.	95,000	5,345,650
Retail Opportunity Investments Corp.	70,063	854,769
Sabra Health Care REIT, Inc.	132,435	1,491,218
SBA Communications Corp. Class A	60,523	13,422,791
Service Properties Trust	89,889	737,989
Sotherly Hotels, Inc. (a)	4,274	7,821
Uniti Group, Inc.	129,373	481,268
Wheeler REIT, Inc. (a)	15,634	11,256
		85,457,836
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	2,169	4,338
Altisource Portfolio Solutions SA (a)(b)	12,106	56,414
Appreciate Holdings, Inc. (a)(b)	12,250	3,919
Avalon GloboCare Corp. (a)(b)	4,894	8,956
Colliers International Group, Inc. (b)	24,605	2,288,265
Comstock Holding Companies, Inc. (a)	4,017	15,144
eXp World Holdings, Inc. (b)	84,627	1,302,410
Fathom Holdings, Inc. (a)(b)	7,329	45,880
FirstService Corp.	25,390	3,685,105
Flj Group Ltd. ADR (a)(b)	4,737	1,753
FRP Holdings, Inc. (a)	6,217	328,320
Green Giant, Inc. (a)(b)	20,468	46,667
Gyrodyne LLC (a)	1,080	9,774
InterGroup Corp. (a)(b)	986	35,457
MDJM Ltd. (a)(b)	4,594	7,350
Newmark Group, Inc.	93,901	537,114
Opendoor Technologies, Inc. (a)(b)	345,111	911,093
Redfin Corp. (a)(b)	58,457	572,294
Stratus Properties, Inc.	5,346	116,436
The Real Brokerage, Inc. (a)(b)	43,591	55,796
The RMR Group, Inc.	7,911	170,324
Ucommune International Ltd. (a)(b)	2,354	1,648
Zillow Group, Inc.:
Class A (a)	25,600	1,146,624
Class C (a)(b)	107,305	4,894,181
		16,245,262
TOTAL REAL ESTATE		101,703,098
UTILITIES - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp.	139,857	7,197,041
American Electric Power Co., Inc.	301,591	25,068,244
Constellation Energy Corp.	183,939	15,454,555
Evergy, Inc.	129,697	7,502,971
Exelon Corp.	557,522	22,105,747
MGE Energy, Inc.	22,792	1,635,554
Otter Tail Corp. (b)	23,594	1,750,911
Via Renewables, Inc. Class A, (b)	1,462	15,380
Xcel Energy, Inc.	311,472	20,336,007
		101,066,410
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	112,732
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	70,020	1,692,383
Eco Wave Power Global AB ADR (a)	1,986	5,978
Enlight Renewable Energy Ltd.	61,900	1,145,150
Montauk Renewables, Inc. (a)(b)	85,373	592,489
ReNew Energy Global PLC (a)(b)	161,158	881,534
VivoPower International PLC (a)(b)	27,588	15,336
		4,332,870
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	28,847	1,632,452
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	307,148
Cadiz, Inc. (a)(b)	30,070	157,567
Consolidated Water Co., Inc.	10,783	210,484
Global Water Resources, Inc.	13,586	158,684
Middlesex Water Co.	10,525	856,314
Pure Cycle Corp. (a)	13,933	135,429
York Water Co.	8,284	351,324
		2,176,950
TOTAL UTILITIES		109,321,414
TOTAL COMMON STOCKS (Cost $5,441,394,693)		11,797,306,692

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	15,276
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	16,312
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,165)		31,588

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $4,982,257)	5,000,000	4,980,366

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	62,864,868	62,877,441
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	423,341,480	423,383,815
TOTAL MONEY MARKET FUNDS (Cost $486,261,256)		486,261,256

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $5,932,667,371)	12,288,579,902
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(414,629,838)
NET ASSETS - 100.0%	11,873,950,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	265	Jun 2023	75,792,650	8,430,311	8,430,311

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,166,216 or 0.0% of net assets.

(e)	Affiliated company
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,404,636.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	19,033,988	232,473,694	188,630,241	840,432	-	-	62,877,441	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	468,589,806	513,260,336	558,466,327	8,425,183	-	-	423,383,815	1.5%
Total	487,623,794	745,734,030	747,096,568	9,265,615	-	-	486,261,256

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Quoin Pharmaceuticals Ltd. ADR	1,922	-	-	-	-	(1,432)	490
Total	1,922	-	-	-	-	(1,432)	490

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,720,719,259	1,719,259,290	-	1,459,969
Consumer Discretionary	1,629,374,223	1,628,940,671	-	433,552
Consumer Staples	518,140,872	518,121,639	612	18,621
Energy	76,030,235	76,030,235	-	-
Financials	514,105,562	514,019,884	-	85,678
Health Care	1,000,412,314	999,867,314	248,003	296,997
Industrials	569,948,713	569,902,677	-	46,036
Information Technology	5,523,839,506	5,523,836,871	2,635	-
Materials	33,743,084	33,743,084	-	-
Real Estate	101,703,098	101,703,098	-	-
Utilities	109,321,414	109,321,414	-	-

U.S. Government and Government Agency Obligations	4,980,366	-	4,980,366	-

Money Market Funds	486,261,256	486,261,256	-	-
Total Investments in Securities:	12,288,579,902	12,281,007,433	5,231,616	2,340,853
Derivative Instruments:

Assets
Futures Contracts	8,430,311	8,430,311	-	-
Total Assets	8,430,311	8,430,311	-	-
Total Derivative Instruments:	8,430,311	8,430,311	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,430,311	0
Total Equity Risk	8,430,311	0
Total Value of Derivatives	8,430,311	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $400,441,148) - See accompanying schedule:
Unaffiliated issuers (cost $5,446,204,379)	$11,802,318,156
Fidelity Central Funds (cost $486,261,256)	486,261,256
Other affiliated issuers (cost $201,736)	490

Total Investment in Securities (cost $5,932,667,371)		$12,288,579,902
Cash		55,960
Foreign currency held at value (cost $302)		299
Receivable for investments sold		21,764
Receivable for fund shares sold		10,735,041
Dividends receivable		9,001,574
Distributions receivable from Fidelity Central Funds		1,680,098
Prepaid expenses		2,049
Receivable from investment adviser for expense reductions		505,770
Other receivables		13,813
Total assets		12,310,596,270
Liabilities
Payable for fund shares redeemed	$9,508,513
Accrued management fee	2,279,120
Payable for daily variation margin on futures contracts	499,144
Other affiliated payables	957,966
Other payables and accrued expenses	93,282
Collateral on securities loaned	423,308,181
Total Liabilities		436,646,206
Net Assets		$11,873,950,064
Net Assets consist of:
Paid in capital		$5,660,397,054
Total accumulated earnings (loss)		6,213,553,010
Net Assets		$11,873,950,064
Net Asset Value , offering price and redemption price per share ($11,873,950,064 ÷ 72,543,639 shares)		$163.68

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$49,615,652
Interest		92,222
Income from Fidelity Central Funds (including $8,425,183 from security lending)		9,265,615
Total Income		58,973,489
Expenses
Management fee	$12,810,198
Transfer agent fees	5,337,582
Accounting fees	50,000
Custodian fees and expenses	84,442
Independent trustees' fees and expenses	34,133
Registration fees	52,318
Audit	42,250
Legal	(1,142,275)
Interest	11,916
Miscellaneous	29,970
Total expenses before reductions	17,310,534
Expense reductions	(2,962,715)
Total expenses after reductions		14,347,819
Net Investment income (loss)		44,625,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(78,373,015)
Foreign currency transactions	5
Futures contracts	1,556,433
Total net realized gain (loss)		(76,816,577)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,411,495,191
Affiliated issuers	(1,432)
Assets and liabilities in foreign currencies	1,402
Futures contracts	5,874,736
Total change in net unrealized appreciation (depreciation)		1,417,369,897
Net gain (loss)		1,340,553,320
Net increase (decrease) in net assets resulting from operations		$1,385,178,990
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,625,670	$83,909,292
Net realized gain (loss)	(76,816,577)	(72,368,382)
Change in net unrealized appreciation (depreciation)	1,417,369,897	(3,626,296,386)
Net increase (decrease) in net assets resulting from operations	1,385,178,990	(3,614,755,476)
Distributions to shareholders	(83,603,942)	(66,552,817)
Share transactions
Proceeds from sales of shares	717,170,837	2,272,549,827
Reinvestment of distributions	76,959,005	61,977,740
Cost of shares redeemed	(884,551,005)	(2,068,342,097)
Net increase (decrease) in net assets resulting from share transactions	(90,421,163)	266,185,470
Total increase (decrease) in net assets	1,211,153,885	(3,415,122,823)

Net Assets
Beginning of period	10,662,796,179	14,077,919,002
End of period	$11,873,950,064	$10,662,796,179

Other Information
Shares
Sold	4,868,055	13,957,177
Issued in reinvestment of distributions	589,951	312,168
Redeemed	(6,082,456)	(12,859,134)
Net increase (decrease)	(624,450)	1,410,211

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$145.73	$196.19	$154.09	$113.58	$96.86	$90.92
Income from Investment Operations
Net investment income (loss) A,B	.61	1.16	1.00	1.04	1.12	.89
Net realized and unrealized gain (loss)	18.50	(50.70)	42.19	44.44	17.26	5.71
Total from investment operations	19.11	(49.54)	43.19	45.48	18.38	6.60
Distributions from net investment income	(1.16)	(.92)	(1.09)	(1.11) C	(.81)	(.64)
Distributions from net realized gain	-	-	-	(3.86) C	(.85)	(.02)
Total distributions	(1.16)	(.92)	(1.09)	(4.97)	(1.66)	(.66)
Net asset value, end of period	$163.68	$145.73	$196.19	$154.09	$113.58	$96.86
Total Return D,E	13.32%	(25.37)%	28.18%	41.63%	19.55%	7.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34% H,I	.36%	.35%	.35%	.35%	.40%
Expenses net of fee waivers, if any	.28% H,I	.31%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.28% H,I	.31%	.29%	.29%	.29%	.29%
Net investment income (loss)	.82% H,I	.73%	.56%	.84%	1.10%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$11,873,950	$10,662,796	$14,077,919	$10,165,899	$7,154,288	$6,002,333
Portfolio turnover rate J	3% I	4%	7%	17%	6%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Legal expenses are not annualized.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,122,047,002
Gross unrealized depreciation	(786,193,611)
Net unrealized appreciation (depreciation)	$6,335,853,391
Tax cost	$5,961,156,822

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(91,242,778)
Long-term	(1,968,709)
Total capital loss carryforward	$(93,211,487)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	143,481,747	272,242,525

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	- A

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nasdaq Composite Index Fund	Borrower	$32,955,667	4.34%	$11,916

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nasdaq Composite Index Fund	$10,158

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Fund	$884,133	$256,925	$4,483,325

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,956,113.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,602.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Nasdaq Composite Index® Fund	.28%
Actual		$ 1,000	$ 1,133.20	$ 1.49
Hypothetical- B		$ 1,000	$ 1,023.54	$ 1.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Nasdaq Composite Index Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.795567.119
EIF-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023